UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2005

Date of reporting period:   September 30, 2005


ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management

AllianceBernstein Municipal Income Fund II


Annual Report

September 30, 2005


ANNUAL REPORT

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

November 17, 2005

Annual Report

This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (the "Portfolios") for the annual reporting period ended September 30, 2005.

Investment Objectives and Policies

The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

Investment Results

The tables on pages 5-13 show performance for each Portfolio compared to its benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended September 30, 2005.

For the 12-month period ended September 30, 2005, all of the AllianceBernstein Municipal Income Fund II Portfolios' Class A shares outperformed the benchmark, the LB Municipal Index, which represents the municipal market. For the 12-month period, the benchmark posted a positive return of 4.05%. A description of each Portfolio's relative performance versus the benchmark for the 12-month period ended September 30, 2005 follows.

Arizona Portfolio-The Arizona Portfolio's stronger relative performance was largely the result of security selection in the pre-refunded, special tax and hospital sectors.

Florida Portfolio-The Florida Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond, hospital and pre-refunded sectors. Security selection in the special tax, housing, insured and hospital sectors also contributed to positive relative performance. Security selection in the industrial revenue bond sector detracted from the Portfolio's performance.

Massachusetts Portfolio-The Massachusetts Portfolio's stronger relative performance was largely the result of security selection in the pre-refunded, insured and special tax sectors. The Portfolio's relative weight in the hospital and industrial revenue bond sectors also contributed to positive relative performance.

Michigan Portfolio-The Michigan Portfolio's stronger relative performance was largely the result of security selection in the special tax, insured and pre-refunded sectors. The Portfolio's relative weight in the hospital and pre-refunded sectors also contributed positively to performance.

Minnesota Portfolio-The Minnesota Portfolio's stronger relative performance was largely the result of its relative weight in the pre-refunded, industrial revenue bond and general obligation sectors. Security selection in the insured and hospital sectors also


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 1


contributed to positive relative performance. Security selection in the industrial revenue bond and housing sectors detracted from the Portfolio's performance.

New Jersey Portfolio-The New Jersey Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond and pre-refunded sectors. Security selection in the insured, pre-refunded and special tax sectors also contributed to positive relative performance.

Ohio Portfolio-The Ohio Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond and pre-refunded sectors. The Portfolio benefited from security selection in the insured and special tax sectors. Security selection in the industrial revenue bond and housing sectors detracted from the Portfolio's performance.

Pennsylvania Portfolio-The Pennsylvania Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond and pre-refunded sectors. The Portfolio benefited from security selection in the hospital and insured sectors. Security selection in the industrial revenue bond and housing sectors detracted from the Portfolio's performance.

Virginia Portfolio-The Virginia Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond and pre-refunded sectors. The Portfolio benefited from security selection in the education, housing and special tax sectors. Security selection in the industrial revenue bond sector detracted from the Portfolio's performance.

Market Review and Investment Strategy

For the 12-month period ended September 30, 2005, yields on municipal bonds with maturities from one to 15 years rose while those with longer than 15-year maturities declined. For example, the five-year bond yield rose by 0.58% while the 20-year bond declined by 0.16%. Municipal yields moved less, but in the same direction as Treasury bond yields. Rising short-term rates were in line with the actions of the U.S. Federal Reserve. Over the 12-month reporting period, the Federal Reserve Open Market Committee voted to increase the Fed Funds rate by 0.25% on eight separate occasions. As of September 30, 2005, the Fed Funds rate stood at 3.75%. In contrast, the decline in yields for longer-term bonds was largely the result of strong demand for U.S. taxable bonds by foreign investors and a relatively favorable inflationary environment. During this period, total returns were positive for municipal bonds of all maturities. On a pre-tax basis, the municipal bond market outperformed the taxable bond market. The LB Municipal Index gained 4.05% during the period while the LB U.S. Aggregate Index, representing taxable bonds, gained 2.80%. As of September 30, 2005, 20- to 30-year municipal bonds were yielding, on average, 94.7% of comparable maturity Treasury bonds compared to an average ratio of 92.2% last year.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Interest rates are still low by historical standards versus inflation. Therefore, Portfolio durations are still slightly below the benchmark duration as a defensive measure. The continued low municipal yield environment has also led to ongoing heavier-than-normal demand for lower-rated, higher-yielding bonds as investors seek income. In the view of the Fund's Municipal Bond Investment Team, that demand has made lower-rated bonds more expensive than they have been on a historic basis. To take advantage of that opportunity, the Team sold lower rated bonds and replaced them with higher quality bonds. State and local government tax revenues have continued to improve in line with general economic growth. The Portfolios have been positioned to benefit from the positive impact on tax-supported debt from this improved fiscal health of state and local governments.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 3


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Please note that individual state municipal portfolios are non-diversified and are subject to geographic risk based on their narrow investment objectives. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


ARIZONA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                       6 Months     12 Months
-------------------------------------------------------------------------------
Arizona Portfolio
   Class A                                               2.92%         5.36%
-------------------------------------------------------------------------------
   Class B                                               2.59%         4.56%
-------------------------------------------------------------------------------
   Class C                                               2.58%         4.56%
-------------------------------------------------------------------------------
LB Municipal Index                                       2.80%         4.05%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/95 TO 9/30/05

Arizona Portfolio Class A at NAV: $18,321
Arizona Portfolio Class A at Offering: $17,542
LB Municipal Index: $18,016


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                           Arizona Portfolio
                          Class A at Offering          LB Municipal Index
-------------------------------------------------------------------------------
     9/30/95                    $  9,575                    $ 10,000
     9/30/96                    $ 10,231                    $ 10,604
     9/30/97                    $ 11,307                    $ 11,560
     9/30/98                    $ 12,395                    $ 12,567
     9/30/99                    $ 12,348                    $ 12,479
     9/30/00                    $ 13,113                    $ 13,249
     9/30/01                    $ 14,236                    $ 14,627
     9/30/02                    $ 15,277                    $ 15,934
     9/30/03                    $ 15,636                    $ 16,553
     9/30/04                    $ 16,674                    $ 17,315
     9/30/05                    $ 17,542                    $ 18,016


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Arizona Portfolio Class A shares (from 9/30/95 to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 5


FLORIDA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                       6 Months     12 Months
-------------------------------------------------------------------------------
Florida Portfolio
   Class A                                               2.97%         5.01%
-------------------------------------------------------------------------------
   Class B                                               2.72%         4.29%
-------------------------------------------------------------------------------
   Class C                                               2.70%         4.38%
-------------------------------------------------------------------------------
LB Municipal Index                                       2.80%         4.05%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/95 TO 9/30/05

Florida Portfolio Class A at NAV: $18,082
Florida Portfolio Class A at Offering: $17,314
LB Municipal Index: $18,016


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                            Florida Portfolio
                           Class A at Offering         LB Municipal Index
-------------------------------------------------------------------------------
     9/30/95                    $  9,575                    $ 10,000
     9/30/96                    $ 10,290                    $ 10,604
     9/30/97                    $ 11,333                    $ 11,560
     9/30/98                    $ 12,349                    $ 12,567
     9/30/99                    $ 12,179                    $ 12,479
     9/30/00                    $ 12,805                    $ 13,249
     9/30/01                    $ 14,047                    $ 14,627
     9/30/02                    $ 15,055                    $ 15,934
     9/30/03                    $ 15,588                    $ 16,553
     9/30/04                    $ 16,489                    $ 17,315
     9/30/05                    $ 17,314                    $ 18,016


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Florida Portfolio Class A shares (from 9/30/95 to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MASSACHUSETTS PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                       6 Months     12 Months
-------------------------------------------------------------------------------
Massachusetts Portfolio
   Class A                                               3.08%         4.80%
-------------------------------------------------------------------------------
   Class B                                               2.74%         4.00%
-------------------------------------------------------------------------------
   Class C                                               2.73%         3.99%
-------------------------------------------------------------------------------
LB Municipal Index                                       2.80%         4.05%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/95 TO 9/30/05

Massachusetts Portfolio Class A at NAV: $18,293
Massachusetts Portfolio Class A at Offering: $17,516
LB Municipal Index: $18,016


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                        Massachusetts Portfolio
                          Class A at Offering         LB Municipal Index
-------------------------------------------------------------------------------
     9/30/95                    $  9,575                   $ 10,000
     9/30/96                    $ 10,557                   $ 10,604
     9/30/97                    $ 11,733                   $ 11,560
     9/30/98                    $ 12,812                   $ 12,567
     9/30/99                    $ 12,653                   $ 12,479
     9/30/00                    $ 13,273                   $ 13,249
     9/30/01                    $ 14,590                   $ 14,627
     9/30/02                    $ 15,383                   $ 15,934
     9/30/03                    $ 15,752                   $ 16,553
     9/30/04                    $ 16,718                   $ 17,315
     9/30/05                    $ 17,516                   $ 18,016


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Massachusetts Portfolio Class A shares (from 9/30/95 to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 7


MICHIGAN PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                       6 Months     12 Months
-------------------------------------------------------------------------------
Michigan Portfolio
   Class A                                               3.12%         5.16%
-------------------------------------------------------------------------------
   Class B                                               2.70%         4.47%
-------------------------------------------------------------------------------
   Class C                                               2.77%         4.54%
-------------------------------------------------------------------------------
LB Municipal Index                                       2.80%         4.05%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/95 TO 9/30/05

Michigan Portfolio Class A at NAV: $18,777
Michigan Portfolio Class A at Offering: $17,979
LB Municipal Index: $18,016


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                            Michigan Portfolio
                           Class A at Offering         LB Municipal Index
-------------------------------------------------------------------------------
     9/30/95                    $  9,575                   $ 10,000
     9/30/96                    $ 10,298                   $ 10,604
     9/30/97                    $ 11,436                   $ 11,560
     9/30/98                    $ 12,474                   $ 12,567
     9/30/99                    $ 12,478                   $ 12,479
     9/30/00                    $ 13,279                   $ 13,249
     9/30/01                    $ 14,622                   $ 14,627
     9/30/02                    $ 15,768                   $ 15,934
     9/30/03                    $ 16,187                   $ 16,553
     9/30/04                    $ 17,102                   $ 17,315
     9/30/05                    $ 17,979                   $ 18,016


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Michigan Portfolio Class A shares (from 9/30/95 to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MINNESOTA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                       6 Months     12 Months
-------------------------------------------------------------------------------
Minnesota Portfolio
   Class A                                               2.70%         4.72%
-------------------------------------------------------------------------------
   Class B                                               2.43%         3.99%
-------------------------------------------------------------------------------
   Class C                                               2.33%         3.98%
-------------------------------------------------------------------------------
LB Municipal Index                                       2.80%         4.05%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/95 TO 9/30/05

Minnesota Portfolio Class A at NAV: $17,754
Minnesota Portfolio Class A at Offering: $17,000
LB Municipal Index: $18,016


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                           Minnesota Portfolio
                           Class A at Offering         LB Municipal Index
-------------------------------------------------------------------------------
     9/30/95                    $  9,575                   $ 10,000
     9/30/96                    $ 10,241                   $ 10,604
     9/30/97                    $ 11,258                   $ 11,560
     9/30/98                    $ 12,152                   $ 12,567
     9/30/99                    $ 12,094                   $ 12,479
     9/30/00                    $ 12,834                   $ 13,249
     9/30/01                    $ 14,046                   $ 14,627
     9/30/02                    $ 15,089                   $ 15,934
     9/30/03                    $ 15,549                   $ 16,553
     9/30/04                    $ 16,235                   $ 17,315
     9/30/05                    $ 17,000                   $ 18,016


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Minnesota Portfolio Class A shares (from 9/30/95 to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 9


NEW JERSEY PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
New Jersey Portfolio
   Class A                                               2.77%         5.03%
-------------------------------------------------------------------------------
   Class B                                               2.31%         4.30%
-------------------------------------------------------------------------------
   Class C                                               2.32%         4.31%
-------------------------------------------------------------------------------
LB Municipal Index                                       2.80%         4.05%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/95 TO 9/30/05

New Jersey Portfolio Class A at NAV: $16,906
New Jersey Portfolio Class A at Offering: $16,187
LB Municipal Index: $18,016


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                          New Jersey Portfolio
                          Class A at Offering         LB Municipal Index
-------------------------------------------------------------------------------
     9/30/95                    $  9,575                   $ 10,000
     9/30/96                    $ 10,205                   $ 10,604
     9/30/97                    $ 11,227                   $ 11,560
     9/30/98                    $ 12,165                   $ 12,567
     9/30/99                    $ 12,130                   $ 12,479
     9/30/00                    $ 12,779                   $ 13,249
     9/30/01                    $ 13,715                   $ 14,627
     9/30/02                    $ 14,319                   $ 15,934
     9/30/03                    $ 14,663                   $ 16,553
     9/30/04                    $ 15,403                   $ 17,315
     9/30/05                    $ 16,187                   $ 18,016


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II New Jersey Portfolio Class A shares (from 9/30/95 to 9/30/05) as compared to the performance of the Portfolio's benchmark.

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


OHIO PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                       6 Months     12 Months
-------------------------------------------------------------------------------
Ohio Portfolio
   Class A                                               2.81%         4.67%
-------------------------------------------------------------------------------
   Class B                                               2.35%         3.95%
-------------------------------------------------------------------------------
   Class C                                               2.35%         3.94%
-------------------------------------------------------------------------------
LB Municipal Index                                       2.80%         4.05%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/95 TO 9/30/05

Ohio Portfolio Class A at NAV: $17,662
Ohio Portfolio Class A at Offering: $16,912
LB Municipal Index: $18,016


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                             Ohio Portfolio
                          Class A at Offering         LB Municipal Index
-------------------------------------------------------------------------------
     9/30/95                    $  9,575                   $ 10,000
     9/30/96                    $ 10,220                   $ 10,604
     9/30/97                    $ 11,406                   $ 11,560
     9/30/98                    $ 12,353                   $ 12,567
     9/30/99                    $ 12,266                   $ 12,479
     9/30/00                    $ 12,828                   $ 13,249
     9/30/01                    $ 13,859                   $ 14,627
     9/30/02                    $ 14,628                   $ 15,934
     9/30/03                    $ 15,389                   $ 16,553
     9/30/04                    $ 16,162                   $ 17,315
     9/30/05                    $ 16,912                   $ 18,016


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Ohio Portfolio Class A shares (from 9/30/95 to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 4.

Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 11


PENNSYLVANIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                        6 Months     12 Months
-------------------------------------------------------------------------------
Pennsylvania Portfolio
   Class A                                               3.08%         4.75%
-------------------------------------------------------------------------------
   Class B                                               2.72%         4.01%
-------------------------------------------------------------------------------
   Class C                                               2.72%         4.02%
-------------------------------------------------------------------------------
LB Municipal Index                                       2.80%         4.05%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/95 TO 9/30/05

Pennsylvania Portfolio Class A at NAV: $18,138
Pennsylvania Portfolio Class A at Offering: $17,367
LB Municipal Index: $18,016


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                        Pennsylvania Portfolio
                         Class A at Offering         LB Municipal Index
-------------------------------------------------------------------------------
     9/30/95                    $  9,575                   $ 10,000
     9/30/96                    $ 10,358                   $ 10,604
     9/30/97                    $ 11,482                   $ 11,560
     9/30/98                    $ 12,483                   $ 12,567
     9/30/99                    $ 12,180                   $ 12,479
     9/30/00                    $ 12,836                   $ 13,249
     9/30/01                    $ 14,263                   $ 14,627
     9/30/02                    $ 15,240                   $ 15,934
     9/30/03                    $ 15,785                   $ 16,553
     9/30/04                    $ 16,584                   $ 17,315
     9/30/05                    $ 17,367                   $ 18,016


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Pennsylvania Portfolio Class A shares (from 9/30/95 to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 4.

Historical Performance continued on next page)


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


VIRGINIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                       6 Months     12 Months
-------------------------------------------------------------------------------
Virginia Portfolio
   Class A                                               3.01%         5.11%
-------------------------------------------------------------------------------
   Class B                                               2.63%         4.36%
-------------------------------------------------------------------------------
   Class C                                               2.58%         4.41%
-------------------------------------------------------------------------------
LB Municipal Index                                       2.80%         4.05%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/95 TO 9/30/05

Virginia Portfolio Class A at NAV: $18,659
Virginia Portfolio Class A at Offering: $17,866
LB Municipal Index: $18,016


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                           Virginia Portfolio
                          Class A at Offering         LB Municipal Index
-------------------------------------------------------------------------------
     9/30/95                    $  9,575                   $ 10,000
     9/30/96                    $ 10,475                   $ 10,604
     9/30/97                    $ 11,661                   $ 11,560
     9/30/98                    $ 12,786                   $ 12,567
     9/30/99                    $ 12,647                   $ 12,479
     9/30/00                    $ 13,394                   $ 13,249
     9/30/01                    $ 14,375                   $ 14,627
     9/30/02                    $ 15,461                   $ 15,934
     9/30/03                    $ 16,182                   $ 16,553
     9/30/04                    $ 16,997                   $ 17,315
     9/30/05                    $ 17,866                   $ 18,016


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Virginia Portfolio Class A shares (from 9/30/95 to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 13


ARIZONA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          5.36%              0.85%
5 Years                         6.03%              5.12%
10 Years                        6.24%              5.78%
SEC Yield*                      3.56%
Taxable Equivalent Yield**      6.92%

Class B Shares
1 Year                          4.56%              1.56%
5 Years                         5.29%              5.29%
10 Years(a)                     5.80%              5.80%
SEC Yield*                      3.02%
Taxable Equivalent Yield**      5.64%

Class C Shares
1 Year                          4.56%              3.56%
5 Years                         5.29%              5.29%
10 Years                        5.50%              5.50%
SEC Yield*                      3.02%
Taxable Equivalent Yield**      5.57%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                             0.85%
5 Years                                            5.12%
10 Years                                           5.78%

Class B Shares
1 Year                                             1.56%
5 Years                                            5.29%
10 Years(a)                                        5.80%

Class C Shares
1 Year                                             3.56%
5 Years                                            5.29%
10 Years                                           5.50%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FLORIDA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          5.01%              0.59%
5 Years                         6.23%              5.32%
10 Years                        6.10%              5.64%
SEC Yield*                      3.63%
Taxable Equivalent Yield**      7.66%

Class B Shares
1 Year                          4.29%              1.29%
5 Years                         5.49%              5.49%
10 Years(a)                     5.66%              5.66%
SEC Yield*                      3.08%
Taxable Equivalent Yield**      5.77%

Class C Shares
1 Year                          4.38%              3.38%
5 Years                         5.49%              5.49%
10 Years                        5.36%              5.36%
SEC Yield*                      3.09%
Taxable Equivalent Yield**      5.77%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                             0.59%
5 Years                                            5.32%
10 Years                                           5.64%

Class B Shares
1 Year                                             1.29%
5 Years                                            5.49%
10 Years(a)                                        5.66%

Class C Shares
1 Year                                             3.38%
5 Years                                            5.49%
10 Years                                           5.36%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 15


MASSACHUSETTS PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.80%              0.39%
5 Years                         5.72%              4.80%
10 Years                        6.23%              5.76%
SEC Yield*                      3.33%
Taxable Equivalent Yield**      7.20%

Class B Shares
1 Year                          4.00%              1.00%
5 Years                         5.00%              5.00%
10 Years(a)                     5.80%              5.80%
SEC Yield*                      2.78%
Taxable Equivalent Yield**      5.80%

Class C Shares
1 Year                          3.99%              2.99%
5 Years                         5.00%              5.00%
10 Years                        5.51%              5.51%
SEC Yield*                      2.78%
Taxable Equivalent Yield**      5.75%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                             0.39%
5 Years                                            4.80%
10 Years                                           5.76%

Class B Shares
1 Year                                             1.00%
5 Years                                            5.00%
10 Years(a)                                        5.80%

Class C Shares
1 Year                                             2.99%
5 Years                                            5.00%
10 Years                                           5.51%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MICHIGAN PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          5.16%              0.68%
5 Years                         6.26%              5.34%
10 Years                        6.50%              6.04%
SEC Yield*                      3.60%
Taxable Equivalent Yield**      7.24%

Class B Shares
1 Year                          4.47%              1.47%
5 Years                         5.53%              5.53%
10 Years(a)                     6.05%              6.05%
SEC Yield*                      2.95%
Taxable Equivalent Yield**      5.68%

Class C Shares
1 Year                          4.54%              3.54%
5 Years                         5.56%              5.56%
10 Years                        5.77%              5.77%
SEC Yield*                      3.01%
Taxable Equivalent Yield**      5.67%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                             0.68%
5 Years                                            5.34%
10 Years                                           6.04%

Class B Shares
1 Year                                             1.47%
5 Years                                            5.53%
10 Years(a)                                        6.05%

Class C Shares
1 Year                                             3.54%
5 Years                                            5.56%
10 Years                                           5.77%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 17


MINNESOTA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.72%              0.27%
5 Years                         5.79%              4.88%
10 Years                        5.91%              5.45%
SEC Yield*                      3.40%
Taxable Equivalent Yield**      7.68%

Class B Shares
1 Year                          3.99%              0.99%
5 Years                         5.07%              5.07%
10 Years(a)                     5.44%              5.44%
SEC Yield*                      2.85%
Taxable Equivalent Yield**      5.63%

Class C Shares
1 Year                          3.98%              2.98%
5 Years                         5.08%              5.08%
10 Years                        5.16%              5.16%
SEC Yield*                      2.84%
Taxable Equivalent Yield**      5.61%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                             0.27%
5 Years                                            4.88%
10 Years                                           5.45%

Class B Shares
1 Year                                             0.99%
5 Years                                            5.07%
10 Years(a)                                        5.44%

Class C Shares
1 Year                                             2.98%
5 Years                                            5.08%
10 Years                                           5.16%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


NEW JERSEY PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          5.03%              0.53%
5 Years                         4.85%              3.95%
10 Years                        5.39%              4.93%
SEC Yield*                      3.48%
Taxable Equivalent Yield**      8.48%

Class B Shares
1 Year                          4.30%              1.30%
5 Years                         4.11%              4.11%
10 Years(a)                     4.93%              4.93%
SEC Yield*                      2.93%
Taxable Equivalent Yield**      6.08%

Class C Shares
1 Year                          4.31%              3.31%
5 Years                         4.09%              4.09%
10 Years                        4.63%              4.63%
SEC Yield*                      2.93%
Taxable Equivalent Yield**      6.13%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                             0.53%
5 Years                                            3.95%
10 Years                                           4.93%

Class B Shares
1 Year                                             1.30%
5 Years                                            4.11%
10 Years(a)                                        4.93%

Class C Shares
1 Year                                             3.31%
5 Years                                            4.09%
10 Years                                           4.63%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 19


OHIO PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.67%              0.21%
5 Years                         5.69%              4.79%
10 Years                        5.85%              5.40%
SEC Yield*                      3.50%
Taxable Equivalent Yield**      7.94%

Class B Shares
1 Year                          3.95%              0.95%
5 Years                         4.96%              4.96%
10 Years(a)                     5.39%              5.39%
SEC Yield*                      2.95%
Taxable Equivalent Yield**      5.83%

Class C Shares
1 Year                          3.94%              2.94%
5 Years                         4.95%              4.95%
10 Years                        5.09%              5.09%
SEC Yield*                      2.95%
Taxable Equivalent Yield**      5.85%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                             0.21%
5 Years                                            4.79%
10 Years                                           5.40%

Class B Shares
1 Year                                             0.95%
5 Years                                            4.96%
10 Years(a)                                        5.39%

Class C Shares
1 Year                                             2.94%
5 Years                                            4.95%
10 Years                                           5.09%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


PENNSYLVANIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.75%              0.25%
5 Years                         6.24%              5.32%
10 Years                        6.14%              5.67%
SEC Yield*                      3.57%
Taxable Equivalent Yield**      7.24%

Class B Shares
1 Year                          4.01%              1.01%
5 Years                         5.51%              5.51%
10 Years(a)                     5.67%              5.67%
SEC Yield*                      3.02%
Taxable Equivalent Yield**      5.49%

Class C Shares
1 Year                          4.02%              3.02%
5 Years                         5.51%              5.51%
10 Years                        5.38%              5.38%
SEC Yield*                      3.03%
Taxable Equivalent Yield**      5.51%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                             0.25%
5 Years                                            5.32%
10 Years                                           5.67%

Class B Shares
1 Year                                             1.01%
5 Years                                            5.51%
10 Years(a)                                        5.67%

Class C Shares
1 Year                                             3.02%
5 Years                                            5.51%
10 Years                                           5.38%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 21


VIRGINIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          5.11%              0.62%
5 Years                         5.93%              5.02%
10 Years                        6.43%              5.97%
SEC Yield*                      3.46%
Taxable Equivalent Yield**      7.74%

Class B Shares
1 Year                          4.36%              1.36%
5 Years                         5.20%              5.20%
10 Years(a)                     6.01%              6.01%
SEC Yield*                      2.92%
Taxable Equivalent Yield**      6.04%

Class C Shares
1 Year                          4.41%              3.41%
5 Years                         5.21%              5.21%
10 Years                        5.70%              5.70%
SEC Yield*                      2.92%
Taxable Equivalent Yield**      6.20%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                             0.62%
5 Years                                            5.02%
10 Years                                           5.97%

Class B Shares
1 Year                                             1.36%
5 Years                                            5.20%
10 Years(a)                                        6.01%

Class C Shares
1 Year                                             3.41%
5 Years                                            5.21%
10 Years                                           5.70%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Arizona Portfolio

                                              Beginning            Ending
                                            Account Value      Account Value     Expenses Paid
                                            April 1, 2005   September 30, 2005   During Period*
-------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,029.20           $3.97
Hypothetical (5% return before expenses)         $1,000           $1,021.16           $3.95
-------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,025.86           $7.52
Hypothetical (5% return before expenses)         $1,000           $1,017.65           $7.49
-------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,025.78           $7.52
Hypothetical (5% return before expenses)         $1,000           $1,017.65           $7.49
-------------------------------------------------------------------------------------


(Fund Expenses continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 23


FUND EXPENSES
(continued from previous page)


Florida Portfolio

                                              Beginning            Ending
                                            Account Value      Account Value     Expenses Paid
                                            April 1, 2005   September 30, 2005   During Period*
-------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,029.69           $3.97
Hypothetical (5% return before expenses)         $1,000           $1,021.16           $3.95
-------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,027.21           $7.52
Hypothetical (5% return before expenses)         $1,000           $1,017.65           $7.49
-------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,027.02           $7.52
Hypothetical (5% return before expenses)         $1,000           $1,017.65           $7.49
-------------------------------------------------------------------------------------


Massachusetts Portfolio

                                              Beginning            Ending
                                            Account Value      Account Value      Expenses Paid
                                            April 1, 2005    September 30, 2005   During Period*
-------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,030.80           $4.17
Hypothetical (5% return before expenses)         $1,000           $1,020.96           $4.15
-------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,027.38           $7.73
Hypothetical (5% return before expenses)         $1,000           $1,017.45           $7.69
-------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,027.27           $7.72
Hypothetical (5% return before expenses)         $1,000           $1,017.45           $7.69
-------------------------------------------------------------------------------------


Michigan Portfolio

                                              Beginning            Ending
                                            Account Value      Account Value      Expenses Paid
                                            April 1, 2005   September 30, 2005    During Period*
-------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,031.22           $5.04
Hypothetical (5% return before expenses)         $1,000           $1,020.10           $5.01
-------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,026.99           $8.64
Hypothetical (5% return before expenses)         $1,000           $1,016.55           $8.59
-------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,027.69           $8.64
Hypothetical (5% return before expenses)         $1,000           $1,016.55           $8.59
-------------------------------------------------------------------------------------


(Fund Expenses continued on next page)


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FUND EXPENSES
(continued from previous page)


Minnesota Portfolio

                                              Beginning           Ending
                                            Account Value     Account Value      Expenses Paid
                                            April 1, 2005   September 30, 2005   During Period*
-------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,026.96           $4.57
Hypothetical (5% return before expenses)         $1,000           $1,020.56           $4.56
-------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,024.29           $8.12
Hypothetical (5% return before expenses)         $1,000           $1,017.05           $8.09
-------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,023.29           $8.12
Hypothetical (5% return before expenses)         $1,000           $1,017.05           $8.09
-------------------------------------------------------------------------------------


New Jersey Portfolio

                                              Beginning           Ending
                                            Account Value     Account Value      Expenses Paid
                                            April 1, 2005   September 30, 2005   During Period*
-------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,027.73           $4.42
Hypothetical (5% return before expenses)         $1,000           $1,020.71           $4.41
-------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,023.07           $7.96
Hypothetical (5% return before expenses)         $1,000           $1,017.20           $7.94
-------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,023.16           $7.96
Hypothetical (5% return before expenses)         $1,000           $1,017.20           $7.94
-------------------------------------------------------------------------------------


Ohio Portfolio

                                              Beginning            Ending
                                             Account Value     Account Value      Expenses Paid
                                             April 1, 2005   September 30, 2005   During Period*
-------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,028.13           $4.32
Hypothetical (5% return before expenses)         $1,000           $1,020.81           $4.31
-------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,023.51           $7.86
Hypothetical (5% return before expenses)         $1,000           $1,017.30           $7.84
-------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,023.50           $7.86
Hypothetical (5% return before expenses)         $1,000           $1,017.30           $7.84
-------------------------------------------------------------------------------------


(Fund Expenses continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 25


FUND EXPENSES
(continued from previous page)


Pennsylvania Portfolio

                                              Beginning            Ending
                                            Account Value      Account Value     Expenses Paid
                                            April 1, 2005   September 30, 2005   During Period*
-------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,030.80           $4.84
Hypothetical (5% return before expenses)         $1,000           $1,020.31           $4.81
-------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,027.15           $8.38
Hypothetical (5% return before expenses)         $1,000           $1,016.80           $8.34
-------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,027.19           $8.39
Hypothetical (5% return before expenses)         $1,000           $1,016.80           $8.34
-------------------------------------------------------------------------------------


Virginia Portfolio

                                              Beginning             Ending
                                            Account Value       Account Value     Expenses Paid
                                            April 1, 2005    September 30, 2005   During Period*
-------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,030.11           $3.66
Hypothetical (5% return before expenses)         $1,000           $1,021.46           $3.65
-------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,026.31           $7.21
Hypothetical (5% return before expenses)         $1,000           $1,017.95           $7.18
-------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,025.83           $7.21
Hypothetical (5% return before expenses)         $1,000           $1,017.95           $7.18
-------------------------------------------------------------------------------------

* Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


                                                      Annualized Expense Ratio
                                       --------------------------------------------------
                                          Class A             Class B         Class C
-------------------------------------------------------------------------------
Arizona Portfolio                          0.78%               1.48%           1.48%
Florida Portfolio                          0.78%               1.48%           1.48%
Massachusetts Portfolio                    0.82%               1.52%           1.52%
Michigan Portfolio                         0.99%               1.70%           1.70%
Minnesota Portfolio                        0.90%               1.60%           1.60%
New Jersey Portfolio                       0.87%               1.57%           1.57%
Ohio Portfolio                             0.85%               1.55%           1.55%
Pennsylvania Portfolio                     0.95%               1.65%           1.65%
Virginia Portfolio                         0.72%               1.42%           1.42%
-------------------------------------------------------------------------------


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


BOND RATING SUMMARY*
September 30, 2005


ARIZONA PORTFOLIO
Quality Rating
     63.6%   AAA
      7.9%   AA
      6.8%   A                          [PIE CHART OMITTED]
     15.2%   BBB
      6.5%   BB

FLORIDA PORTFOLIO
Quality Rating
     51.9%   AAA
     16.1%   AA
     11.1%   A                          [PIE CHART OMITTED]
      9.0%   BBB
     11.9%   BB

MASSACHUSETTS PORTFOLIO
Quality Rating
     61.4%   AAA
     18.9%   AA
      5.0%   A                          [PIE CHART OMITTED]
      9.6%   BBB
      5.1%   BB


* All data are as of September 30, 2005. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 27


BOND RATING SUMMARY*
September 30, 2005


MICHIGAN PORTFOLIO
Quality Rating
     61.6%   AAA
     14.8%   AA
      4.4%   A                          [PIE CHART OMITTED]
      9.4%   BBB
      9.8%   BB

MINNESOTA PORTFOLIO
Quality Rating
     59.5%   AAA
     11.1%   AA
     19.0%   A                          [PIE CHART OMITTED]
      6.7%   BBB
      3.7%   BB

NEW JERSEY PORTFOLIO
Quality Rating
     52.9%   AAA
     18.8%   AA
     13.7%   A                          [PIE CHART OMITTED]
      8.8%   BBB
      5.8%   BB


* All data are as of September 30, 2005. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


BOND RATING SUMMARY*
September 30, 2005


OHIO PORTFOLIO
Quality Rating
     55.9%   AAA
     10.3%   AA
     18.9%   A                          [PIE CHART OMITTED]
      9.2%   BBB
      5.7%   BB

PENNSYLVANIA PORTFOLIO
Quality Rating
     49.4%   AAA
     21.2%   AA
     12.9%   A                          [PIE CHART OMITTED]
      7.2%   BBB
      9.0%   BB
      0.3%   B

VIRGINIA PORTFOLIO
Quality Rating
     54.0%   AAA
     23.8%   AA
     10.0%   A                          [PIE CHART OMITTED]
      2.8%   BBB
      9.4%   BB


* All data are as of September 30, 2005. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 29


ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.7%
Long-Term Municipal Bonds-96.5%
Arizona-84.6%
Arizona Cap Facs Fin Corp Student Hsg Rev
  (Arizona St Univ Proj) Ser 00
  6.25%, 9/01/32                                      $ 2,000     $   2,079,740
Arizona Health Facs Auth Rev
  (Blood System, Inc.) Ser 04
  5.00%, 4/01/19                                          750           778,358
Arizona State Transn Brd Hwy Rev
  Ser 04B
  5.00%, 7/01/24                                        4,300         4,562,085
Arizona School Brd Fac Rev
  Ser 01
  5.00%, 7/01/19                                        6,730         7,294,108
  AMBAC Ser 04
  8.64%, 7/01/16(a)(b)                                  5,000         6,534,300
Arizona State Univ Ctfs Partn
  (Research Infrastucture Projs)
  AMBAC Ser 05A
  5.00%, 9/01/23(c)                                     2,000         2,116,820
Arizona State Univ System Revs
  AMBAC Ser 05
  5.00%, 7/01/21-7/01/26                                6,010         6,417,240
Arizona Student Loan Auth
  (Student Loan Rev)
  Ser 99B-1 AMT
  5.90%, 5/01/24                                        1,500         1,596,540
Arizona Tourism & Sports Auth Tax Rev
  (Multipurpose Stadium Fac) MBIA Ser 03A
  5.00%, 7/01/25                                        2,400         2,525,592
Estrella Mtn Ranch Cmnty Fac Dist
  (Desert Village)
  7.375%, 7/01/27                                       1,833         1,988,182
  (Golf Village) Ser 01A
  7.875%, 7/01/25                                       3,593         3,954,420
Gilbert Wtr Res Mun Ppty Corp.
  (Wastewater Sys & Util Rev) Ser 04
  4.90%, 4/01/19                                        2,500         2,499,975
Glendale IDA Ed Fac
  (Midwestern Univ) Ser 01A
  5.875%, 5/15/31                                       3,770         4,063,419
  (Midwestern Univ) CONNIE LEE
  Ser 96A
  6.00%, 5/15/26                                          475           491,872
Goodyear Cmnty Fac Dist
  (Palm Valley) Ser 96C
  7.25%, 7/01/16                                        3,009         3,116,903


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Goodyear IDA Water & Sewer Rev
  (Litchfield Pk Svc Proj) Ser 99 AMT
  5.95%, 10/01/23                                     $ 3,160     $   3,255,053
Greater Arizona Dev Auth Infrastructure Rev
  MBIA Ser 05A
  5.00%, 8/01/21                                        1,600         1,712,704
  MBIA Series 05B
  5.00%, 8/01/25                                        4,320         4,577,688
Hassayampa Cmnty Fac District
  Ser 96
  7.75%, 7/01/21                                        2,915         3,062,499
Hassayampa Cmnty Fac District #2
  (Forest Ridge Estates) Ser 00
  7.50%, 7/01/24                                          835           917,172
Maricopa Cnty MFHR
  (Tierra Antigua Proj)
  AMBAC Ser 01A-1 AMT
  5.40%, 6/01/34                                        2,765         2,825,719
Maricopa Cnty SFMR
  (Mortgage Rev)
  GNMA/FNMA/FHLMC AMT
  Ser 00-1C
  6.25%, 12/01/30                                         180           184,837
  Ser 01
  5.63%, 3/01/33                                        1,205         1,239,740
  Ser 02-B1
  6.20%, 3/01/34                                          745           768,698
Mesa Arizona Street & Highway Rev FSA
  Ser 05
  5.00%, 7/01/24                                        5,000         5,304,400
Mesa Cnty IDA Health Fac
  (Discovery Hlth Sys) MBIA Ser 99A
  5.75%, 1/01/25                                       15,000        16,547,249
Mohave Cnty IDA MFHR
  (Chris & Silver Ridge) GNMA Ser 96
  6.375%, 11/01/31                                        295           308,656
Nogales Arizona Municipal Dev Auth
  AMBAC Ser05
  5.00%, 6/01/27                                        1,000         1,040,340
Northern Arizona University Ctfs Partn
  (Northern Arizona University Research Projs)
  AMBAC Ser 04
  5.125%, 9/01/21-9/01/24                               7,140         7,692,490
Phoenix Arizona Civic Impt Corp Water
  Systems Rev
  MBIA Ser05
  5.00%, 7/01/23                                        5,000         5,320,850


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 31


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Phoenix Hlth Facs Auth Hosp Rev
  (Children's Hospital) Ser 02A
  6.00%, 2/15/32                                      $ 5,700     $   5,790,345
Phoenix IDA SFMR
  (Mortgage Rev) GNMA Ser 02A-1 AMT
  5.75%, 9/01/33                                          330           338,623
Pima Cnty IDA MFHR
  (La Hacienda) GNMA Ser 99
  7.00%, 12/20/31                                       1,290         1,393,587
Pima Cnty IDA SFMR
  (Mortgage Rev) GNMA/FNMA AMT
  Ser 01A-1
  5.35%, 11/01/24                                         170           171,290
  Ser 99B-1
  6.10%, 5/01/31                                          190           196,760
Pima Cnty IDA Ed Rev
  (Horizon Cmnty Learning Ctr) Ser 05
  5.125%, 6/01/20                                       1,500         1,532,490
Pinal Cnty Ctfs Partn
  Ser 04
  5.00%, 12/01/24                                       3,780         3,917,441
Pinal Cnty Prop Corp.
  AMBAC Ser 01
  5.125%, 6/01/21                                       1,000         1,062,290
Pronghorn Ranch Cmnty Fac Dist
  Ser 01
  7.00%, 7/15/27                                        2,000         2,102,520
Show Low Assessment Dist #6
  (Torreon) ACA Ser 00
  6.00%, 1/01/18                                          960         1,029,427
Show Low IDA Hosp Rev
  (Navapache Regl Med Ctr) RADIAN Ser 05
  5.00%, 12/01/25                                       1,415         1,462,742
Stoneridge Cmnty Fac Dist
  Ser 01
  6.75%, 7/15/26                                        3,250         3,505,873
Sundance Cmnty Fac Dist
  Ser 02
  7.75%, 7/01/22                                        2,800         3,098,564
Tax Exempt Municipal Infrastructure Trust
  Ser 04B Cl. A
  4.05%, 12/01/08(b)                                    4,470         4,380,332
Tempe Arizona Excise Tax Rev
  5.00%, 7/01/24                                        1,035         1,099,708
Tolleson IDA MFHR
  (Copper Cove) GNMA Ser 01A AMT
  5.50%, 11/20/41                                       5,825         5,999,459


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Tucson & Pima Hsg Fin Auth SFMR
  (Mortgage Rev) GNMA/FNMA AMT
  Ser 01
  6.35%, 1/01/34                                      $ 1,635     $   1,676,954
  Ser 02A
  5.50%, 1/01/35                                          750           769,388
Tucson Airport Auth Rev
  AMBAC Ser 01 AMT
  5.35%, 6/01/31                                        6,475         6,736,913
Tucson Arizona COP
  MBIA Ser 04A
  5.00%, 7/01/23-7/01/24                                6,100         6,448,695
Tucson Higher Ed
  (University Arizona) AMBAC Ser 02A
  5.00%, 7/15/32                                        1,000         1,034,180
University of Arizona Ctfs Partn
  AMBAC Ser 03
  7.43%, 6/01/15(a)(b)                                  4,020         4,810,091
West Campus Hsg LLC Arizona Student Hsg Rev
  (Arizona State University West Campus)
  AMBAC Ser 05
  5.00%, 7/01/30                                        1,500         1,572,990
Yavapai Cnty Hosp Rev
  (Regional Medical Center) RADIAN
  Ser 03A
  5.25%, 8/01/21                                        4,000         4,203,800
                                                                  -------------
                                                                    169,112,111
                                                                  -------------
California-0.7%
California State GO
  5.00%, 2/01/33                                        1,405         1,451,449
                                                                  -------------
Florida-1.0%
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                        1,000         1,080,160
Fiddler's Creek Cmnty Dev Dist
  Ser 99B
  5.80%, 5/01/21                                          890           923,517
                                                                  -------------
                                                                      2,003,677
                                                                  -------------
Kansas-0.3%
Wyandotte Cnty/Kansas City Unified Govt Spl
  Oblig Rev
  (Sales Tax Second Lien) Ser 05B
  5.00%, 12/01/20                                         500           512,755
                                                                  -------------
Puerto Rico-8.3%
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22(d)                                     8,000         8,636,480


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 33


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Puerto Rico GO
  FGIC Ser 02A
  5.00%, 7/01/32                                      $ 2,500     $   2,727,950
Puerto Rico Hwy & Trans Auth Rev
  FSA Ser 02D
  5.00%, 7/01/32                                        3,400         3,541,780
Puerto Rico Ind Fin Auth Hlth Fac
  (Ascension Health) Ser 00A
  6.125%, 11/15/30                                      1,500         1,678,860
                                                                  -------------
                                                                     16,585,070
                                                                  -------------
Texas-1.0%
Texas Turnpike Auth Rev
  AMBAC Ser 02A
  5.50%, 8/15/39                                        1,750         1,889,703
                                                                  -------------
Virgin Islands-0.6%
Virgin Islands Pub Fin Auth Rev
  ACA Ser 03
  5.00%, 10/01/31                                       1,250         1,285,538
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $185,365,992)                                               192,840,303
                                                                  -------------
Short-Term Municipal Notes(e)-2.2%
Alaska-0.8%
Valdez Marine Term Rev
  (BP Pipelines Project) Ser 03B
  2.83%, 7/01/37                                        1,500         1,500,000
                                                                  -------------
Nevada-1.2%
Clark Cnty Sch Dist GO
  FSA Ser 01A
  2.80%, 6/15/21                                        2,500         2,500,000
                                                                  -------------
New York-0.2%
City of New York
  LOC Ser 93-E4
  2.80%, 8/01/21                                          500           500,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $4,500,000)                                                   4,500,000
                                                                  -------------
Total Municipal Bonds & Notes
  (cost $189,865,992)                                               197,340,303
                                                                  -------------


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-0.1%
Time Deposit-0.1%
The Bank of New York
  2.75%, 10/03/05
  (cost $228,000)                                     $   228     $     228,000
                                                                  -------------
Total Investments-98.8%
  (cost $190,093,992)                                               197,568,303
Other assets less liabilities-1.2%                                    2,316,268
                                                                  -------------
Net Assets-100%                                                   $ 199,884,571
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                               Value at
                       Number of                  Expiration    Original     September 30,    Unrealized
       Type            Contracts     Position       Month         Value          2005         Appreciation
--------------------  -----------  ------------  -----------  ------------  --------------  ----------------
U.S. Treasury Note                                 December
  10 Yr Futures           26           Short         2005     $ 2,883,668    $ 2,857,969        $ 25,699

U.S. Treasury Note                                 December
  10 Yr Swap Future       21           Short         2005       2,326,328      2,296,875          29,453
                                                                                                --------
                                                                                                $ 55,152
                                                                                                              =========

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                             Rate Type
                                                   ------------------------------
                                                       Payment        Payment
                         Notional                        made         received         Unrealized
        Swap              Amount     Termination        by the          by the        Appreciation/
    Counterparty          (000)          Date         Portfolio      Portfolio       (Depreciation)
--------------------  ------------  -------------  --------------  ---------------  ----------------
Citigroup, Inc.          $1,900        6/22/07          BMA*            2.96%          $ (10,206)

                                                     76.48% of
Goldman Sachs & Co.      11,100        2/03/06     1 Month LIBOR+       BMA*              (9,634)

JPMorgan Chase & Co.      1,800        4/05/07          BMA*           2.988%             (4,940)

                                                                      85.10% of
Merrill Lynch            11,100        2/03/06          BMA*        1 Month LIBOR+        25,335


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 35


(a) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $15,724,723 or 7.9% of net assets.

(c) Position, or portion thereof with an aggregate market value of $52,921 has been segregated to collateralize margin requirements for open futures contracts.

(d) Represents entire or partial position segregated as collateral for interest rate swap.

(e)  Variable rate coupon, rate shown as of September 30, 2005.

Glossary of Terms:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

CONNIE LEE - Connie Lee Insurance Company

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

GO - General Obligation

IDA - Industrial Development Authority

LOC - Line Of Credit

MBIA - Municipal Bond Investors Assurance

MFHR - Multi-Family Housing Revenue

RADIAN - Radian Group, Inc.

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.


See notes to financial statements.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.5%
Long-Term Municipal Bonds-91.7%
Florida-84.3%
Beacon Tradeport Cmnty Dev Dist
  Ser 02B
  7.25%, 5/01/33                                      $   970     $   1,039,423
Bonnet Creek Resort Cmnty Dev Dist
  Ser 02
  7.25%, 5/01/18                                        2,000         2,131,360
Capital Trust Agy Arpt Fac
  (Cargo Acq Grp)
  Ser 02 AMT
  6.25%, 1/01/19                                          500           509,770
  Ser 03 AMT
  5.75%, 1/01/32                                        2,000         1,994,800
Concorde Estates Cmnty Dev Dist
  Ser 04B
  5.00%, 5/01/11                                        1,600         1,606,688
Crossings at Fleming Island Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,240         2,373,482
Dade Cnty Hsg Fin Auth MFHR
  (Golden Lakes Apts) Ser 97A AMT
  6.00%, 11/01/32                                         250           256,508
  6.05%, 11/01/39                                         750           770,880
Deltona Util Sys Rev
  MBIA Ser 03
  5.125%, 10/01/27                                      2,440         2,579,958
Escambia Cnty PCR
  (Champion Int'l Corp) Ser 96 AMT
  6.40%, 9/01/30                                        5,000         5,157,900
Florida Hsg Fin Agy MFHR
  (Turtle Creek Apts) AMBAC Ser 96C AMT
  6.20%, 5/01/36                                        3,245         3,331,317
Florida Hsg Fin Corp MFHR
  (Cobblestone Apts)
  GNMA Ser 00K-1 AMT
  6.10%, 6/01/42                                        7,780         8,269,673
  (Logans Pointe Apts) FSA Ser 99 AMT
  6.00%, 6/01/39                                        5,080         5,343,855
  (Mystic Pointe II) GNMA Ser 00 AMT
  6.30%, 12/01/41                                       1,165         1,244,127
  (Raintree Apts) GNMA Ser 00 AMT
  6.05%, 3/01/42(a)                                     5,800         6,096,380
  (Sabal Chase Apts) FSA Ser 00 AMT
  6.00%, 5/01/40                                        3,650         3,858,342
  (Spring Harbor Apts) Ser 99C-1 AMT
  5.90%, 8/01/39                                        2,540         2,613,101


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 37


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
  (Walker Ave Club) FSA Ser 00L-1 AMT
  6.00%, 12/01/38                                     $ 3,435     $   3,582,808
  (Waverly Apts) FSA Ser 00C-1 AMT
  6.50%, 7/01/40                                        2,790         2,973,080
Florida State Correctional Privatization
  Comm COP
  AMBAC Ser 04B
  5.00%, 8/01/24                                        3,330         3,532,064
Florida State Brd of Ed Lottery Rev
  Ser 03A
  5.00%, 7/01/19                                        4,890         5,264,574
Florida State Brd of Ed GO
  MBIA Ser 02A
  5.00%, 6/01/32                                        2,500         2,601,400
Gateway Cmnty Dev Dist
  (Sun City) Ser 03B
  5.50%, 5/01/10                                          590           599,245
Hamal Cmnty Dev Dist
  Ser 01
  6.65%, 5/01/21                                        1,100         1,154,846
Herons Glen Recreation Dist
  Ser 99
  5.90%, 5/01/19                                        2,680         2,761,847
Highlands Cnty Hlth Facs Auth
  (Adventist/Sunbelt Hosp) Ser 01A
  6.00%, 11/15/31                                       2,000         2,174,980
Hillsborough Cnty Fla Rev
  (Tampa Bay Arena)
  5.00%, 10/01/25                                       3,000         3,171,570
Indian Trace Dev Dist Special Assessment
  (Water Management Special Benefit)
  MBIA Ser 05
  5.00%, 5/01/22                                          680           727,505
Jacksonville Electrical Auth
  AMBAC Ser 02B
  5.00%, 10/01/26                                       3,925         4,108,612
  MBIA Ser 02A
  5.50%, 10/01/41                                       5,000         5,161,450
  Series 02A
  5.50%, 10/01/41                                       3,750         3,935,625
Lakeland Water & Wastewater Floater Rev
  Ser 04
  7.427%, 10/01/10(b)(c)                                5,000         5,611,600
Lee Cnty Arpt Rev
  (Southwest Int'l Arpt) FSA Ser 00A AMT
  6.00%, 10/01/32                                      13,500        14,788,844
Lee Cnty Transn Facs
  (Sanibel Brdgs & Causeway) CIFG Ser 05B
  5.00%, 10/01/30                                         700           734,804


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Lee Cnty Hlth Facs Auth Rev
  (Shell Point) Ser 99A
  5.50%, 11/15/29                                     $ 2,000     $   2,024,900
Manatee Cnty Hsg Fin Agy SFMR
  (Mortgage Rev) GNMA
  Ser 96-1 AMT
  5.625%, 11/01/14                                         65            65,081
  Ser 99 AMT
  6.25%, 11/01/28                                         675           683,525
Marshall Creek Cmnty Dev Dist
  Ser 02A
  6.625%, 5/01/32                                       1,000         1,055,320
Miami Beach Health Facs Auth Rev
  (Mt Sinai Med Ctr) Ser 01A
  6.80%, 11/15/31                                       4,100         4,463,588
Miami-Dade Cnty Hsg Fin Auth MFHR
  (Cntry Club Villas Apts) Ser 99A AMT
  6.20%, 10/01/39                                       5,145         5,390,417
  (Marbrisa Apts) FSA Ser 00-2A AMT
  6.15%, 8/01/38                                        1,515         1,613,930
Miami-Dade Cnty Hsg Fin Auth SFMR
  (Home Ownership Mortgage) GNMA/FNMA
  Ser 00A-1 AMT
  6.00%, 10/01/32                                       1,060         1,081,783
Miromar Lakes Cmnty Dev Dist
  Ser 00A
  7.25%, 5/01/12                                        3,445         3,644,224
North Broward Hosp Rev
  Ser 01
  6.00%, 1/15/31                                        1,700         1,820,343
North Miami Hlth Facs Auth Rev
  (Catholic Hlth Svcs Oblig Grp) Ser 96
  6.00%, 8/15/24                                        1,200         1,237,440
Northern Palm Beach Asses Dist
  (Unit Development 27B) Ser 02
  6.40%, 8/01/32                                        1,120         1,157,688
Northern Palm Beach Cnty Impt Dist
  (Mirasol Unit #43)
  6.10%, 8/01/21                                          690           720,277
  6.125%, 8/01/31                                       1,000         1,037,170
Orange Cnty Hospital Rev
  (Orlando Regional) Ser 02
  5.75%, 12/01/32                                       1,320         1,423,250
Orange Cnty Hsg Fin Auth MFHR
  (Loma Vista Proj) Ser 99G AMT
  5.50%, 3/01/32                                        2,000         2,002,560
Orange County Hlth Facs Auth Rev
  (Mayflower Retirement Proj)
  Asset Gty Ser 99
  5.25%, 6/01/29                                        1,060         1,102,379


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 39


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Orlando Util Cmnty Wtr & Elec Rev
  Ser 02C
  5.00%, 10/01/27                                     $ 7,000     $   7,310,240
Osceola Cnty Sch Brd Ctfs Partn
  FGIC Ser 04A
  5.00%, 6/01/23                                        2,955         3,128,370
Palm Beach Cnty IDR
  (Lourdes-McKeen Residence) Ser 96
  6.625%, 12/01/26                                      4,000         4,245,800
Preserve at Wilderness Lake
  Cmnty Dev Dist
  Ser 02A
  7.10%, 5/01/33                                        1,485         1,588,252
South Miami Health Facs Hosp Rev
  (Baptist Health)
  5.25%, 11/15/33                                       2,000         2,077,380
St. Johns Cmnty Dev Dist
  (Julington Creek Plantation) Ser 97
  7.125%, 5/01/19                                       7,725         8,373,050
St. Lucie Cnty Sch Brd COP
  FSA Ser 05
  5.00%, 7/01/29                                        6,730         7,035,744
Tallahassee Hosp Rev
  (Tallahassee Memorial) Ser 00
  6.375%, 12/01/30                                      2,750         2,932,600
Tampa Higher Ed
  (Tampa University Proj) RADIAN Ser 02
  5.625%, 4/01/32                                       3,175         3,433,382
Village Ctr Cmnty Dev Dist
  5.125%, 10/01/28                                      1,000         1,060,200
Volusia Cnty Ed Fac Auth
  (Embry Riddle Aero Univ) Ser 99A
  5.75%, 10/15/29                                       2,000         2,090,300
Waterlefe Cmnty Dev Dist
  Ser 01
  6.95%, 5/01/31                                          710           758,742
                                                                  -------------
                                                                    186,620,353
                                                                  -------------
California-1.3%
California State GO
  5.00%, 2/01/32                                        2,850         2,950,520
                                                                  -------------
Connecticut-2.6%
Connecticut State GO
  MBIA Ser 04
  6.937%, 12/01/11(b)(c)                                5,000         5,823,900
                                                                  -------------
Illinois-0.4%
Manhattan
  (No 04-1-Brookstone Springs Proj) Ser 05
  5.875%, 3/01/28                                         775           764,452
                                                                  -------------


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Kansas-0.2%
Wyandotte Cnty Unified Govt Spl Oblig Rev
  (Sales Tax Second Lien) Ser 05B
  5.00%, 12/01/20                                     $   500     $     512,755
                                                                  -------------
Minnesota-0.2%
St. Paul Hsg & Redev Auth Hosp Rev
  (Healtheast Proj) Ser 05
  6.00%, 11/15/25                                         500           542,580
                                                                  -------------
New Jersey-1.3%
Garden St Preservation Trust
  (Open Space & Farmland)
  FSA Ser 05 A
  5.80%, 11/01/16                                       2,400         2,782,680
                                                                  -------------
Ohio-1.4%
Cleveland Cuyahoga Port Auth
  Ser 01
  7.35%, 12/01/31                                       3,000         3,169,080
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $192,940,906)                                               203,166,320
                                                                  -------------
Short-Term Municipal Notes(d)-6.8%
Alaska-2.2%
Valdez Marine Term Rev
  (BP Pipelines, Inc. Proj)
  Ser 03B
  2.83%, 7/01/37                                        1,900         1,900,000
  Ser 03C
  2.83%, 7/01/37                                        3,000         3,000,000
                                                                  -------------
                                                                      4,900,000
                                                                  -------------
Florida-0.2%
Dade Cnty IDA Exempt Facs Rev
  (Florida Pwr & Lt Co)
  2.84%, 6/01/21                                          500           500,000
                                                                  -------------
Minnesota-1.9%
Maple Grove Minn Economic Dev Rev
  (Heritage Christian Academy)
  2.75%, 7/01/29                                        4,185         4,185,000
                                                                  -------------
Nevada-1.1%
Clark Cnty Sch Dist GO
  FSA Ser 01A
  2.80%, 6/15/21                                        2,500         2,500,000
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 41


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New Mexico-0.7%
Hurley PCR
  (Kennecott Santa Fe) Ser 85
  2.83%, 12/01/15                                     $ 1,500     $   1,500,000
                                                                  -------------
New York-0.7%
New York City Municipal Wtr Fin Auth Swr
  Sys Rev
  FGIC Ser 95A
  2.80%, 6/15/25                                        1,400         1,400,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $14,985,000)                                                 14,985,000
                                                                  -------------
Total Investments-98.5%
  (cost $207,925,906)                                               218,151,320
Other assets less liabilities-1.5%                                    3,335,813
                                                                  -------------
Net Assets-100%                                                   $ 221,487,133
                                                                  =============

INTEREST RATE SWAP CONTRACTS (see Note D)

                                                            Rate Type
                                                   ------------------------------
                                                       Payment         Payment
                        Notional                        made          received        Unrealized
        Swap             Amount      Termination       by the          by the        Appreciation/
   Counterparty           (000)         Date          Portfolio       Portfolio     (Depreciation)
--------------------  ------------  -------------  --------------  ---------------  ----------------
Citigroup, Inc.          $2,200        6/22/07          BMA*            2.962%         $ (11,817)

                                                      76.48% of
Goldman Sachs & Co.      12,900        2/03/06     1 Month LIBOR+        BMA*            (11,197)

JPMorgan Chase & Co.      2,000        4/05/07          BMA*            2.988%            (5,489)

Merrill Lynch             3,100       10/04/05         MMD++            3.758%             8,044

Merrill Lynch             1,025       10/04/05         MMD++            3.745%             1,558

                                                                       85.10% of
Merrill Lynch            12,900        2/03/06          BMA*       1 Month LIBOR+         29,444

*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)

++  MMD (Municipal Market Data)


CREDIT DEFAULT SWAP CONTRACT (see Note D)

                                        Notional
Swap Counterparty &                     Amount        Interest       Termination       Unrealized
Referenced Obligation                   (000)           Rate            Date          Appreciation
----------------------              -------------  --------------  ---------------  ----------------
Buy Contract:

Merrill Lynch
Commonwealth of Puerto Rico
5.00%, 7/01/18                           $500           0.15%         6/20/10           $1,440


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $11,435,500 or 5.2% of the net assets.

(d)  Variable rate coupon, rate shown as of September 30, 2005.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

CIFG - CIFG Assurance North America, Inc.

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

GO - General Obligation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

MBIA - Municipal Bond Investors Assurance

MFHR - Multi-Family Housing Revenue

PCR - Pollution Control Revenue

RADIAN - Radian Group, Inc.

SFMR - Single Family Mortgage Revenue


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 43


MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-103.4%
Long-Term Municipal Bonds-100.5%
Massachusetts-74.1%
Massachusetts Bay Trans Auth
  Ser 04A
  5.25%, 7/01/21                                      $ 2,000     $   2,224,820
Massachusetts Bldg Auth
  (Dedicated Sales Tax Rev) Ser 05A
  5.00%, 8/15/24                                        3,000         3,184,530
Massachusetts Dev Fin Agy
  (Massachusetts Biomedical) Ser 00C
  6.25%, 8/01/20                                        3,000         3,302,700
  (Worcester Redev) Asset Gty Ser 99
  5.25%, 6/01/19                                        2,350         2,483,151
Massachusetts Ed Fac
  (Massachusetts College of Pharmacy)
  Ser 99B
  6.75%, 7/01/30                                        3,350         3,841,244
  (Suffolk Univ) Ser 99
  5.85%, 7/01/29                                        1,375         1,512,019
Massachusetts Ed Fin Auth
  (Educational Loan) MBIA Ser 00G AMT
  6.00%, 12/01/16                                       1,215         1,249,615
Massachusetts Hlth & Ed Fac Auth
  (Berkshire Healthcare) Asset Gty Ser 01E
  5.70%, 10/01/25                                       4,000         4,374,840
  (Cape Cod Healthcare) Asset Gty Ser 01C
  5.25%, 11/15/31                                       2,600         2,735,668
  (Covenant Medical Center) Ser 02
  6.00%, 7/01/31                                        2,500         2,708,000
  (New England Med Ctr) FGIC Ser 02H
  5.00%, 5/15/25                                        2,000         2,089,100
  (Partners Healthcare System) Ser 01C
  5.75%, 7/01/32                                        4,000         4,363,720
  (University of Mass Proj) MBIA Ser 02C
  5.25%, 10/01/31(a)                                    6,440         6,877,985
  (Winchester Hosp) Ser 00E
  6.75%, 7/01/30                                        4,500         5,143,050
Massachusetts Hsg Fin Agy MFHR
  (Harbor Point) AMBAC Ser 96A AMT
  6.40%, 12/01/15                                       4,880         5,030,743
  (Rental Mtg) AMT
  AMBAC Ser 95E
  6.00%, 7/01/41                                        4,125         4,403,066
  AMBAC Ser 00A
  6.00%, 7/01/37                                        2,680         2,740,648
  MBIA Ser 00H
  6.65%, 7/01/41                                        4,785         5,179,140


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Massachusetts Ind Fin Agy MFHR
  (Heights Crossing) FHA Ser 95 AMT
  6.15%, 2/01/35                                      $ 6,000     $   6,176,940
Massachusetts Port Auth Spec Fac
  (Bosfuel Corp) MBIA Ser 97 AMT
  6.00%, 7/01/36                                        6,155         6,428,591
  (US Air Proj) MBIA Ser 96A AMT
  5.875%, 9/01/23                                       2,000         2,079,200
Massachusetts State Health & Edl Facs Auth Rev
  (Lahey Clinic Medical Center) FGIC Series 05C
  5.00%, 8/15/22                                        5,000         5,282,750
Massachusetts State Wtr Pollutn Abatement
  (Pool Proj Bds) Ser 10
  5.00%, 8/01/24                                        5,000         5,314,800
Massachusetts State Dev Fin Agy
  (Pharmacy & Allied Health) Ser 05D
  5.00%, 7/01/24                                        3,500         3,650,570
Massachusetts State GO
  Ser 02
  Pre Refunded
  5.25%, 11/01/30                                       3,075         3,361,129
  Un Refunded
  5.25%, 11/01/30                                       1,925         2,104,121
  Ser 04
  7.13%, 8/01/16(b)(c)                                  2,500         2,914,700
Massachusetts State Spl Oblig Rev
  (Cons Ln) Ser 05A
  5.00%, 6/01/23                                        1,500         1,598,040
                                                                  -------------
                                                                    102,354,880
                                                                  -------------
Arizona-6.6%
Goodyear IDA Water & Sewer Rev
  (Litchfield Pk Svc Proj) Ser 01 AMT
  6.75%, 10/01/31                                       5,160         5,536,990
Quailwood Meadows Cmnty Facs Dist
  6.125%, 7/15/29                                       1,000         1,010,930
Stoneridge Cmnty Fac Dist
  Ser 01
  6.75%, 7/15/26                                        2,365         2,551,196
                                                                  -------------
                                                                      9,099,116
                                                                  -------------
California-0.8%
California State GO
  5.25%, 11/01/25                                       1,000         1,070,520
                                                                  -------------
Florida-1.3%
Crossings at Fleming Island
  Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        1,750         1,854,283
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 45


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Georgia-0.4%
Atlanta Tax Allocation
  (Eastside Proj) Ser 05B
  5.60%, 1/01/30                                      $   500     $     501,835
                                                                  -------------
Illinois-0.3%
Plano Spl Svc Area No.3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                          395           395,936
                                                                  -------------
Kansas-0.4%
Wyandotte Cnty/Kansas City Unified Govt Spl
  Oblig Rev
  (Sales Tax-Second Lien-Area B)
  5.00%, 12/01/20                                         500           512,755
                                                                  -------------
Nevada-1.5%
Clark Cnty Impt Dist No. 142
  Ser 03
  6.10%, 8/01/18                                        1,000         1,029,440
Henderson Local Impt Dist
  Ser 03
  5.80%, 3/01/23                                          990         1,022,650
                                                                  -------------
                                                                      2,052,090
                                                                  -------------
New Jersey-5.0%
Garden State Preservation Trust
  (Open Space & Farmland) Ser 05A
  5.80%, 11/01/17-11/01/21                              6,000         6,880,390
                                                                  -------------
Puerto Rico-10.1%
Puerto Rico Comwlth Hwy & Trans Auth Rev
  FGIC Ser 03
  7.66%, 7/01/14(b)(c)                                  4,315         5,250,578
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22                                        6,400         6,909,184
Puerto Rico Hsg Fin Auth
  (Cap Fd Prog) HD LN
  5.00%, 12/01/20                                       1,740         1,821,728
                                                                  -------------
                                                                     13,981,490
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $ 131,058,492)                                              138,703,295
                                                                  -------------
Short-Term Municipal Notes(d)-2.9%
Alaska-0.4%
Valdez Alaska Marine Term Rev
  Ser 03B
  2.83%, 7/01/37                                          500           500,000
                                                                  -------------


_______________________________________________________________________________

46 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Massachusetts-2.1%
Massachusetts State GO
  (Central Artery) Ser 00A
  2.83%, 12/01/30                                     $ 2,500     $   2,500,000
Massachusetts Water Resources Auth
  Ser 02D
  2.80%, 8/01/17                                          500           500,000
                                                                  -------------
                                                                      3,000,000
                                                                  -------------
New York-0.4%
New York GO
  2.80%, 8/01/21                                          500           500,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $4,000,000)                                                   4,000,000
                                                                  -------------
Total Municipal Bonds & Notes
  (cost $135,058,492)                                               142,703,295
                                                                  -------------
SHORT-TERM INVESTMENT-0.3%
Time Deposit-0.3%
The Bank of New York
  2.75%, 10/03/05
  (cost $369,000)                                         369           369,000
                                                                  -------------
Total Investments-103.7%
  (cost $135,427,492)                                               143,072,295
Other assets less liabilities-(3.7%)                                 (5,044,974)
                                                                  -------------
Net Assets-100%                                                   $ 138,027,321
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                              Rate Type
                                                   ------------------------------
                                                       Payment         Payment
                        Notional                        made          received         Unrealized
       Swap              Amount      Termination       by the          by the         Appreciation/
   Counterparty           (000)         Date          Portfolio       Portfolio      (Depreciation)
--------------------  ------------  -------------  --------------  ---------------  ----------------
Citigroup, Inc.          $1,400        6/22/07           BMA*           2.962%         $  (7,520)

                                                      76.48% of
Goldman Sachs & Co.       8,000        2/03/06     1 Month LIBOR+        BMA*             (6,944)

JPMorgan Chase & Co.      1,200        4/05/07           BMA*           2.988%            (3,293)

Merrill Lynch             1,000       10/05/05          MMD++           3.735%               652

Merrill Lynch             3,500       12/01/05           BMA*            2.22%            (3,841)

                                                                       85.10% of
Merrill Lynch             8,000        2/03/06           BMA*       1 Month LIBOR+        18,259


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)

++  MMD (Municipal Market Data)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 47


(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $8,165,278 or 5.9% of net assets.

(d)  Variable rate coupon, rate shown as of September 30, 2005.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Authority

GO - General Obligation

IDA - Industrial Development Authority

MBIA - Municipal Bond Investors Assurance

MFHR - Multi-Family Housing Revenue

XLCA - XL Capital Assurance, Inc.


See notes to financial statements.


_______________________________________________________________________________

48 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.5%
Long-Term Municipal Bonds-96.1%
Michigan-76.3%
Allen Park Pub Sch Dist
  Ser 03
  9.74%, 5/01/18(a)(b)                                $ 4,745     $   5,814,142
Cedar Springs Pub Sch Dist
  Ser 03
  5.00%, 5/01/28                                        1,835         1,909,996
Charles Stewart Mott Cmnty College
  (Cmnty College Facs) MBIA
  5.00%, 5/01/21                                        1,675         1,783,758
Detroit GO
  Ser 04A-1
  5.25%, 4/01/22                                        6,930         7,491,329
Detroit School Board
  (School Board Loan Fund) FSA Ser 01A
  5.125%, 5/01/31                                       2,900         3,169,120
Detroit Tax Increment
  (Diamler/Chrysler Assembly Plant)
  Ser 98A
  5.50%, 5/01/21                                        1,640         1,550,407
Detroit Water Supply System
  FGIC Ser 01B
  5.50%, 7/01/33                                        3,550         3,852,496
Genesee County GO
  (Water Supply System) AMBAC Ser 04
  5.00%, 11/01/26                                       3,000         3,165,510
Kalamazoo Hosp Fin Auth
  (Borgess Med Ctr) FGIC Ser 94A
  7.71%, 6/01/11(a)                                     2,360         2,426,599
Kent Hosp Fin Auth Rev
  (Metropolitan Hospital Proj) Ser 05A
  5.75%, 7/01/25                                          210           224,011
Lansing Water & Elec System
  FSA Ser 03A
  5.00%, 7/01/25                                        2,200         2,309,186
Michigan Higher Ed Fac
  (Hope College) Ser 02A
  5.90%, 4/01/32                                        3,465         3,719,227
Michigan Higher Ed Student Loan Auth
  AMBAC Ser 17G AMT
  5.20%, 9/01/20                                        3,500         3,707,795
Michigan Hosp Fin Auth
  (Crittenton Hospital) Ser 02A
  5.625%, 3/01/27                                       1,250         1,323,950
  (Trinity Health) Ser 00A
  6.00%, 12/01/27                                       1,485         1,634,881


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 49


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Michigan Hosp Fin Auth Rev
  (Chelsea Community Hospital Obli)
  5.00%, 5/15/25                                      $   415     $     415,291
Michigan Hsg Dev Auth MFHR
  (Arbor Pointe) GNMA Ser 99
  5.40%, 6/20/40                                        1,810         1,849,024
  (Danbury Manor) FNMA Ser 02A AMT
  5.30%, 6/01/35(a)                                     2,495         2,565,883
  (Oakbrook Villa Proj) GNMA Ser 00A AMT
  6.50%, 1/20/42                                        2,970         3,179,355
  (Rental Rev) AMBAC Ser 97A AMT
  6.10%, 10/01/33(c)                                    5,400         5,693,165
  (Rental Rev) Ser 02A AMT
  5.50%, 10/20/43                                       1,950         2,014,331
Michigan Hsg Dev Auth SFMR
  (Mortgage Rev) MBIA Ser 02B AMT
  5.50%, 6/01/30                                          235           240,231
Michigan Municipal Bond Auth Rev
  (Clean Water St Revolving Fd)
  5.00%, 10/01/24                                       5,960         6,345,730
  (Sch Dist City Of Detroit) FSA
  5.00%, 6/01/20                                        2,000         2,120,920
Michigan St Hosp Fin Auth Rev
  (Marquette Gen Hosp Oblig Grp A)
  5.00%, 5/15/26                                          785           793,918
Michigan State
  (Trunk Line Fund) FSA
  Ser 01A
  5.25%, 11/01/30                                       4,000         4,359,280
Michigan Strategic Fund
  (Detroit Edison) XLCA Ser 02C AMT
  5.45%, 12/15/32                                       3,000         3,186,540
Michigan Strategic Fund Hlth Fac
  (Autumn Wood) GNMA Ser 02A
  5.20%, 12/20/22                                       3,000         3,171,870
  (Holland Home) Ser 98
  5.75%, 11/15/18-11/15/28                              2,000         2,043,500
Midland Cnty PCR
  (CMS Energy) Ser 00A AMT
  6.875%, 7/23/09                                       2,000         2,090,480
North Muskegon Sch Dist
  Ser 03
  5.25%, 5/01/28                                        1,500         1,603,215
Olivet School Board Fund
  Ser 02
  5.125%, 5/01/28                                       1,065         1,118,719
Ovid Elsie Schools Board Fund
  Ser 02
  5.00%, 5/01/25                                        2,650         2,770,231


_______________________________________________________________________________

50 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Pontiac Tax Increment Fin Auth
  (Dev Area #3) Ser 02
  6.25%, 6/01/22                                      $ 2,780     $   2,906,963
  6.375%, 6/01/31                                       3,250         3,402,848
Romulus Tax Increment Fin Auth
  Ser 94
  6.75%, 11/01/19                                       1,585         1,648,242
Royal Oak Hosp Fin Auth
  (William Beaumont Hosp) MBIA Ser 01M
  5.25%, 11/15/35                                       3,200         3,316,448
Saginaw Hosp Fin Auth
  (Convenant Medical Ctr) Ser 00F
  6.50%, 7/01/30                                        1,770         1,948,859
Southfield Michigan Libr Bldg Auth MBIA
  5.00%, 5/01/25                                        3,340         3,511,075
                                                                  -------------
                                                                    106,378,525
                                                                  -------------
California-1.7%
California Health Fac Fin Auth
  (Sutter Heath) Ser 00A
  6.25%, 8/15/35                                        1,100         1,240,217
California State GO
  5.25%, 11/01/25                                       1,000         1,070,520
                                                                  -------------
                                                                      2,310,737
                                                                  -------------
Florida-5.7%
Capital Trust Agy Rev
  (Cargo Acq Grp) Ser 03 AMT
  5.75%, 1/01/32                                        1,500         1,496,100
Collier Cnty Cmnty Dist
  (Fiddlers Creek) Ser 96
  7.50%, 5/01/18                                        1,490         1,551,612
Crossings at Fleming Island Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        1,835         1,944,348
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                          985         1,063,958
Gateway Cmnty Dev Dist
  (Sun City) Ser 03B
  5.50%, 5/01/10                                          635           644,950
Northern Palm Beach Asses Dist
  (Unit Development 27B) Ser 02
  6.40%, 8/01/32                                          800           826,920
Waterlefe Cmnty Dev Dist
  Ser 01B
  6.25%, 5/01/10                                          415           420,183
                                                                  -------------
                                                                      7,948,071
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 51


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Illinois-1.0%
Antioch Village Spl Svc Area
  (Clublands Proj) Ser 03
  6.625%, 3/01/33                                     $   500          $506,390
  (Deercrest Proj) Ser 03
  6.625%, 3/01/33                                         500           506,390
Plano Spl Svc Area No.3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                          395           395,936
                                                                  -------------
                                                                      1,408,716
                                                                  -------------
Puerto Rico-11.4%
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22                                        5,000         5,397,799
Puerto Rico Hsg Fin Corp SFMR
  (Mortgage Rev) AMT
  Ser 01B GNMA
  5.50%, 12/01/23                                       2,080         2,126,426
  (Mortgage Rev) Ser 01C AMT
  5.30%, 12/01/28                                       1,825         1,850,660
Puerto Rico Ind Fin Auth Hlth Fac
  (Ascension Health) Ser 00A
  6.125%, 11/15/30                                      3,000         3,357,720
Puerto Rico Pub Fin Corp
  MBIA Ser 01A
  5.00%, 8/01/31                                        2,875         3,127,080
                                                                  -------------
                                                                     15,859,685
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $127,715,946)                                               133,905,734
                                                                  -------------
Short-Term Municipal Notes(d)-2.4%
Alaska-0.3%
Valdez Alaska Marine Term Rev
  (BP Pipelines Proj) Ser 03B
  2.83%, 7/01/37                                          500           500,000
                                                                  -------------
Michigan-0.3%
University Mich Univ Revs
  (Med Svc Plan) Ser 98A-1
  2.82%, 12/01/21                                         365           365,000
                                                                  -------------
New Mexico-1.8%
Hurley PCR
  (Updates-Kennecott Santa Fe)
  2.83%, 12/01/15                                       2,500         2,500,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $3,365,000)                                                   3,365,000
                                                                  -------------
Total Municipal Bonds & Notes
  (cost $131,080,946)                                               137,270,734
                                                                  -------------


_______________________________________________________________________________

52 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-0.1%
Time Deposit-0.1%
The Bank of New York
  2.75%, 10/03/05
  (cost $140,000)                                     $   140     $     140,000
                                                                  -------------
Total Investments-98.6%
  (cost $131,220,946)                                               137,410,734
Other assets less liabilities-1.4%                                    1,965,459
                                                                  -------------
Net Assets-100%                                                   $ 139,376,193
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                              Rate Type
                                                   ------------------------------
                                                       Payment        Payment
                        Notional                        made          received         Unrealized
Swap                     Amount     Termination         by the         by the         Appreciation/
Counterparty             (000)          Date          Portfolio       Portfolio      (Depreciation)
--------------------  ------------  -------------  --------------  ---------------  ----------------
Citigroup, Inc.         $ 1,400        6/22/07          BMA*            2.962%          $ (7,520)

                                                      76.48% of
Goldman Sachs & Co.       8,000        2/03/06     1 Month LIBOR+        BMA*             (6,944)

JPMorgan Chase & Co.      1,300        4/05/07          BMA*            2.988%            (3,568)

                                                                       85.10% of
Merrill Lynch             8,000        2/03/06          BMA*        1 Month LIBOR+        18,260


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)


CREDIT DEFAULT SWAP CONTRACT (see Note D)

                                                    Notional
Swap Counterparty &                   Amount        Interest       Termination       Unrealized
Referenced Obligation                 (000)           Rate             Date         Appreciation
-----------------------           -------------  --------------  ---------------  ----------------
Buy Contract:

Merrill Lynch
Commonwealth of Puerto Rico
5.00%, 7/01/18                         $600           0.15%          6/20/10           $1,728


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 53


(a) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of this security amounted to $5,814,142 or 4.2% of the net assets.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d)  Variable rate coupon, rate shown as of September 30, 2005.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

GO - General Obligation

MBIA - Municipal Bond Investors Assurance

MFHR - Multi-Family Housing Revenue

PCR - Pollution Control Revenue

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.


See notes to financial statements.


_______________________________________________________________________________

54 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.4%
Long-Term Municipal Bonds-97.1%
Minnesota-97.1%
Bemidji Hlth Fac
  (North Country Hlth Svcs) RADIAN Ser 02
  5.00%, 9/01/31                                      $ 1,500     $   1,539,555
Brooklyn Park MFHR
  (Brooks Landing) FNMA Ser 99A AMT
  5.50%, 7/01/19                                        1,355         1,408,170
Cass Lake Sch Dist FGIC
  5.00%, 2/01/26                                        1,760         1,847,859
Chaska Elec Rev
  (Generating Facs) Ser 05A
  5.25%, 10/01/25                                       1,000         1,073,120
Dakota Cnty MFHR
  (Grande Market Place Proj)
  GNMA Ser 02A AMT
  5.40%, 11/20/43                                       4,750         4,850,984
Elk River Indpt Sch Dist
  FSA Ser 03
  7.17%, 2/01/15(a)(b)                                  3,065         3,535,110
Farmington Indpt Sch Dist 192
  FSA Ser 05B
  5.00%, 2/01/24                                        3,875         4,108,818
Golden Valley Hlth Fac
  (Convenant Retirement Cmnty) Ser 99A
  5.50%, 12/01/29                                       1,000         1,035,560
Little Canada MFHR
  (Cedars Lakeside Apts) GNMA Ser 97A
  5.95%, 2/01/32                                        2,650         2,739,544
Minneapolis & St. Paul Arpt Rev
  FGIC Ser 00B AMT
  6.00%, 1/01/21                                        3,455         3,762,219
  MBIA Ser 03A
  5.00%, 1/01/28                                        1,500         1,563,675
Minneapolis Common Bond Fund
  Ser 97-2 AMT
  6.20%, 6/01/17                                        1,485         1,540,598
  Ser 01G-3
  5.45%, 12/01/31                                       1,500         1,575,780
Minneapolis Health Care Sys Rev
  (Fairview Hlth Svcs) Ser 05D
  5.00%, 11/15/30                                       1,000         1,050,170
Minneapolis Hosp Rev
  (Allina Hlth Sys) Ser 02A
  5.75%, 11/15/32                                       1,500         1,611,060


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 55


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Minneapolis MFHR
  (Bottineau Commons Proj) GNMA Ser 02 AMT
  5.45%, 4/20/43                                      $ 2,000     $   2,051,880
  (Sumner Field) GNMA Ser 02 AMT
  5.60%, 11/20/43                                       2,505         2,574,363
Minneapolis Pkg Assmt GO
  MBIA Ser 02
  5.25%, 12/01/26                                       2,000         2,173,580
Minnesota Agric & Eco Dev
  (Small Business Loan Proj) AMT
  Ser 96A
  6.75%, 8/01/16                                        1,450         1,501,011
  Ser 00C
  7.25%, 8/01/20                                        1,000         1,070,910
  Ser 00D
  7.25%, 8/01/20                                        1,000         1,070,910
Minnesota Agric & Eco Dev Hlth Fac
  (Benedictine Hlth Sys) MBIA Ser 99
  5.13%, 2/15/29(c)                                     4,000         4,144,679
  (Evangelical Lutheran Proj) Ser 02
  6.00%, 2/01/22-2/01/27                                2,880         3,139,449
Minnesota Agric & Economic Dev Brd Rev
  (Prerefunded-Hlth Care Sys) Ser 00A
  6.375%, 11/15/29                                      1,700         1,953,130
Minnesota Higher Ed Fac Auth
  (College Art & Design) Ser 00-5D
  6.75%, 5/01/26                                        1,000         1,088,990
  (Hamline Univ) Ser 99-5B
  6.00%, 10/01/29                                       1,250         1,321,963
  (St Catherine College)
  5.375%, 10/01/32                                      1,000         1,044,650
  (Univ St Thomas) Ser 04-5
  5.00%, 10/01/24                                       1,000         1,043,390
  5.25%, 10/01/34                                       1,000         1,056,460
Minnesota Hsg Fin Agy
  Ser 04A AMT
  12.45%, 1/01/07(a)(b)                                   280           297,088
  Ser 04B AMT
  12.31%, 1/01/07(a)(b)                                   415           437,701
  Ser 04C AMT
  11.73%, 1/01/10(a)(b)                                   750           814,913
Minnesota Municipal Pwr Agy Elec
  Ser 04A
  5.25%, 10/01/24                                         500           536,645
Minnesota Municipal Pwr Agy Elec Rev
  5.25%, 10/01/21                                       3,000         3,257,370
Minnetonka MFHR
  (Archer Heights Apts Proj)
  GNMA Ser 99A AMT
  5.30%, 1/20/27                                        1,620         1,666,413


_______________________________________________________________________________

56 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Prior Lake Indpt Sch Dist No. 719
  (School Bldg) Ser 05B FSA
  5.00%, 2/01/23                                      $ 3,350     $   3,549,459
Sartell Poll Ctl Rev
  (International Paper) Ser 03A
  5.20%, 6/01/27                                        1,000         1,015,070
Scott Cnty MFHR
  (Northridge Apts Proj) MBIA Ser 03
  5.00%, 2/01/34                                        1,000         1,019,580
Seaway Port Auth Duluth
  Indl Dev Dock & Wharf
  (Cargill Inc. Proj) Ser 04
  4.20%, 5/01/13                                        2,150         2,151,333
Shakopee Health Care Facs TBD
  (St Francis Regl Med Ctr) Ser 04
  5.10%, 9/01/25                                          600           619,038
Shoreview MFHR
  (Lexington Shores Proj)
  GNMA Ser 01A AMT
  5.55%, 8/20/42                                        1,445         1,479,131
St. Cloud Hosp Rev
  (Saint Cloud Hosp) FSA Ser 00A
  5.875%, 5/01/30                                       3,750         4,126,762
St. Paul Hsg & Redev Auth Hosp Rev
  (Healtheast Proj)
  6.00%, 11/15/25                                         500           542,580
St. Paul MFHR
  (Burlington Apt-8) GNMA
  5.35%, 5/01/31                                        1,550         1,554,263
St. Paul Pkg Auth Rev
  (Block 19 Ramp) FSA Ser 02A
  5.35%, 8/01/29                                        3,075         3,295,016
St. Paul Port Auth Lease Rev
  (Cedar St. Office Building) Ser 03
  5.00%, 12/01/23                                       1,000         1,048,370
  Ser 02
  5.25%, 12/01/27                                       1,725         1,829,276
Waconia Hlth Care Fac Rev
  (Ridgeview Med Ctr) RADIAN Ser 99A
  6.125%, 1/01/29                                       3,415         3,734,098
Western Pwr Agy
  MBIA Ser 03A
  5.00%, 1/01/26-1/01/30                                3,100         3,234,659
White Bear Lake MFHR
  (Renova Partners Proj)
  FNMA Ser 01 AMT
  5.60%, 10/01/30                                       1,000         1,033,330


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 57


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Willmar Hosp Rev
  (Rice Mem Hosp Proj) FSA Ser 02
  5.00%, 2/01/32                                      $ 2,000     $   2,078,100
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $93,248,377)                                                 97,797,782
                                                                  -------------
Short-Term Municipal Notes(d)-1.3%
Minnesota-1.3%
Dakota Cnty Cmnty Dev Agy MFHR
  (Regatta Commons Proj) Ser 03A AMT
  2.90%, 1/01/38                                        1,000         1,000,000
Waconia Indl Dev Rev
  (Milltronics Mfg. Co. Proj) Ser 95
  2.84%, 10/01/16                                         345           345,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $1,345,000)                                                   1,345,000
                                                                  -------------
Total Municipal Bonds & Notes
  (cost $94,593,377)                                                 99,142,782
                                                                  -------------
SHORT-TERM INVESTMENT-0.4%
Time Deposit-0.4%
The Bank of New York
  2.75%, 10/03/05
  (cost $377,000)                                         377           377,000
                                                                  -------------
Total Investments-98.8%
  (cost $94,970,377)                                                 99,519,782
Other assets less liabilities-1.2%                                    1,231,568
                                                                  -------------
Net Assets-100%                                                   $ 100,751,350
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                              Rate Type
                                                   ------------------------------
                                                       Payment        Payment
                         Notional                        made         received         Unrealized
         Swap             Amount     Termination        by the         by the         Appreciation/
   Counterparty           (000)          Date         Portfolio       Portfolio      (Depreciation)
--------------------  ------------  -------------  --------------  ---------------  ----------------
Citigroup, Inc.         $ 1,000        6/22/07           BMA*           2.962%          $ (5,371)

                                                      76.48% of
Goldman Sachs & Co.       5,600        2/03/06     1 Month LIBOR+        BMA*             (4,861)

JPMorgan Chase & Co.        900        4/05/07           BMA*           2.988%            (2,470)

                                                                       85.10% of
Merrill Lynch             5,600        2/03/06           BMA*       1 Month LIBOR+        12,782


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)


_______________________________________________________________________________

58 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(a) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $5,084,812 or 5.0% of the net assets.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d)  Variable rate coupon, rate shown as of September 30, 2005

Glossary of Terms:

AMT - Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

GO - General Obligation

MBIA - Municipal Bond Investors Assurance

MFHR - Multi-Family Housing Revenue

RADIAN - Radian Group, Inc.


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 59


NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS-99.4%
Long-Term Municipal Bonds-99.4%
New Jersey-91.4%
Bergen Cnty Impt Auth Sch Dist Rev
  (Wyckoff Twp Brd Ed Proj) Ser 05
  5.00%, 4/01/25                                      $ 1,555     $   1,664,099
Hoboken Parking Auth
  AMBAC Ser 01A
  5.30%, 5/01/27                                        3,700         4,127,387
Lafayette Yard Com Dev Corp
  (Conv Ctr Hotel Proj) MBIA Ser 00
  5.80%, 4/01/35                                        2,100         2,341,080
Middlesex Cnty MFHR
  FNMA Ser 01 AMT
  5.25%, 7/01/21                                          750           799,185
Morris-Union Jointure Commn Ctsf Partn
  RADIAN Ser 04
  5.00%, 5/01/24                                        2,200         2,288,198
New Jersey Eco Dev Auth
  FGIC Ser 04
  7.109%, 6/15/13(a)(b)                                 3,000         3,480,300
  (American Water Co) FGIC AMT
  6.875%, 11/01/34                                      5,000         5,065,850
  (Anheuser-Busch) Ser 95 AMT
  5.85%, 12/01/30                                       5,000         5,122,900
  (Hackensack Water Co)
  MBIA Ser 94B AMT
  5.90%, 3/01/24(c)                                     4,000         4,055,400
  (Kapkowski Rd) Ser 98B
  6.50%, 4/01/28                                        7,500         8,728,574
  (Kapkowski Rd) Ser 98B AMT
  6.50%, 4/01/31                                        2,085         2,377,567
  (Liberty State Park Proj)
  Ser A
  5.00%, 3/01/24                                        1,500         1,584,195
  Ser C
  5.00%, 3/01/27                                        2,000         2,108,880
  (Masonic Charity Foundation Proj)
  Ser 01
  5.50%, 6/01/31                                        1,000         1,081,120
  Ser 02
  5.25%, 6/01/24                                          540           579,274
  (NUI Corp) ACA Ser 98A AMT
  5.25%, 11/01/33                                       3,700         3,750,764
  (Pub Ser Elec & Gas) MBIA Ser 94A AMT
  6.40%, 5/01/32                                        5,000         5,064,150
  (School Facs Construction)
  5.25%, 3/01/25                                        3,300         3,516,612


_______________________________________________________________________________

60 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New Jersey Eco Dev Auth School Fac
  Ser 04I
  5.25%, 9/01/24                                      $ 2,510     $   2,786,702
  AMBAC Ser 03
  11.278%, 6/15/21(a)(b)                                2,250         2,999,070
New Jersey Health Care Fac
  (Atlantic City Med Ctr) Ser 02
  5.75%, 7/01/25                                        1,875         1,995,225
  (Bayshore Cmnty Hosp) RADIAN Ser 02
  5.125%, 7/01/32                                       9,250         9,586,237
  (Capital Health System) Ser 03
  5.00%, 7/01/26                                        1,250         1,261,888
  (Good Shepherd) RADIAN Ser 01A
  5.20%, 7/01/31                                        1,350         1,407,632
  (Kennedy Health System) Ser 01
  5.625%, 7/01/31                                       2,700         2,863,134
  (Newton Memorial Hosp) FSA Ser 01
  5.00%, 7/01/26                                        1,500         1,562,655
  (Palisades Med Ctr) ACA Ser 99
  5.25%, 7/01/28                                        1,000         1,012,030
  (Southern Ocean County Hosp)
  RADIAN Ser 01
  5.125%, 7/01/31                                       4,500         4,670,505
  (Wood Johnson) Ser 00
  5.75%, 7/01/31                                        3,350         3,609,558
New Jersey Health Care Facs Fing Auth Rev
  (RWJ Health Care Corp.) RADIAN Ser 05B
  5.00%, 7/01/25                                          960           998,218
  (St. Clare's Hospital, Inc.) RADIAN Ser 04A
  5.25%, 7/01/23                                        2,085         2,195,276
New Jersey Higher Ed
  (Student Loan) MBIA Ser 00A AMT
  6.15%, 6/01/19                                        1,045         1,068,429
New Jersey Hsg & Mtg Fin Agy MFHR
  (Pooled Loan) AMBAC Ser 96A AMT
  6.25%, 5/01/28                                        5,000         5,136,400
  (Rental Hsg) FSA AMT
  Ser 00A1
  6.35%, 11/01/31                                       2,000         2,111,120
New Jersey St Ed Facs Auth
  (Higher Ed Cap Impt) Ser 02A
  5.125%, 9/01/22                                       2,500         2,660,400
  (Princeton Univ) Ser 05A
  5.00%, 7/01/23                                        3,480         3,732,091
  (Ramapo College of New Jersey)
  AMBAC Ser 01D
  5.00%, 7/01/31                                        1,000         1,035,200
  FGIC Ser 04E
  5.00%, 7/01/23-07/01/28                               3,250         3,449,633


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 61


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New Jersey State Trans Auth
  (Transportation System) Ser 03C
  5.50%, 6/15/24                                      $ 3,750     $   4,214,213
Newark Hsg Auth
  (Newark Marine Terminal) MBIA Ser 04
  5.25%, 1/01/21-1/01/22(d)                             3,580         3,892,983
North Hudson Sew Auth
  MBIA Ser 01A
  Zero Coupon, 8/01/24                                 12,340         5,137,635
Port Auth NY & NJ
  (121st) MBIA Ser 00
  5.375%, 10/15/35                                      5,000         5,236,549
  (126th) FGIC Ser 02
  5.25%, 5/15/37                                        2,500         2,639,375
  (JFK Int'l Airport Proj) MBIA Ser 97-6 AMT
  5.75%, 12/01/22                                       7,675         8,172,569
Salem Cnty PCR
  (PSE&G Power) Ser 01A AMT
  5.75%, 4/01/31                                        1,500         1,600,905
Salem Cnty Waste Disp Rev
  (E.I. Dupont) Ser 92A AMT
  6.125%, 7/15/22                                       3,500         3,518,480
South Jersey Port Corp
  (Marine Terminal) AMT
  5.20%, 1/01/23                                        1,000         1,047,800
South Jersey Transportation Auth
  (Raytheon Aircraft Service) Ser 97A AMT
  6.15%, 1/01/22                                          335           340,849
Union Cnty Impt Auth
  MBIA Ser 03A
  5.25%, 8/15/23                                        2,885         3,130,110
Vineland Sewer Rev
  (Landis Sewerage) FGIC Ser 93C
  8.42%, 9/19/19(b)                                     3,250         4,042,675
                                                                  -------------
                                                                    156,851,081
                                                                  -------------
California-0.6%
California State GO
  5.25%, 11/01/25                                       1,000         1,070,520
                                                                  -------------
Florida-3.2%
Crossings at Fleming Island Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,500         2,648,975
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                        1,000         1,080,160
Hammock Bay Cmnty Dev Dist
  (Special Assessment) Ser 04A
  6.15%, 5/01/24                                          500           503,750


_______________________________________________________________________________

62 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Northern Palm Beach Asses Dist
  (Unit Development 27B) Ser 02
  6.40%, 8/01/32                                      $ 1,270     $   1,312,736
                                                                  -------------
                                                                      5,545,621
                                                                  -------------
Illinois-0.9%
Antioch Village Spcl Svc Area
  (Clublands Proj) Ser 03
  6.625%, 3/01/33                                       1,000         1,012,780
Plano Spl Svc Area No.3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                          550           551,304
                                                                  -------------
                                                                      1,564,084
                                                                  -------------
Nevada-1.2%
Henderson Local Impt Dist
  Ser 03
  5.80%, 3/01/23                                          960           991,661
North Las Vegas Cmnty Fac Dist
  (#60 Aliante)
  6.40%, 12/01/22                                         990         1,025,026
                                                                  -------------
                                                                      2,016,687
                                                                  -------------
Ohio-0.3%
Port Auth Columbiana Cnty Solid Waste
  Fac Rev
  (Apex Environmental LLC) Ser 04A AMT
  7.125%, 8/01/25                                         500           504,315
                                                                  -------------
Pennsylvania-1.0%
Delaware Riv Jt Toll Bridge Rev
  (PA/NJ Bridge) Ser 03
  5.00%, 7/01/28                                        1,625         1,683,939
                                                                  -------------
Virginia-0.8%
Broad Street Cmnty Dev Dist
  (Parking Fac) Ser 03
  7.50%, 6/01/33                                        1,200         1,320,540
                                                                  -------------
Total Municipal Bonds
  (cost $160,169,080)                                               170,556,787
                                                                  -------------
SHORT-TERM INVESTMENT-1.6%
Time Deposit-1.6%
The Bank of New York
  2.75%, 10/03/05
  (cost $2,673,000)                                     2,673         2,673,000
                                                                  -------------
Total Investments-101.0%
  (cost $162,842,080)                                               173,229,787
Other assets less liabilities-(1.0%)                                 (1,674,694)
                                                                  -------------
Net Assets-100%                                                   $ 171,555,093
                                                                  =============



_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 63


FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                              Value at
                       Number of                  Expiration    Original     September 30,     Unrealized
        Type           Contracts     Position       Month         Value          2005         Appreciation
--------------------  -----------  ------------  -----------  ------------  --------------  ----------------
U.S. Treasury Note                                 December
  10 Yr Futures           92          Short          2005     $10,203,749    $10,112,813        $ 90,936

U.S. Treasury Note                                 December
  10 Yr Swap Futures      20          Short          2005       2,215,550      2,187,500          28,050
                                                                                                --------
                                                                                                $118,986


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                               Rate Type
                                                   -------------------------------
                                                       Payment         Payment
                        Notional                         made         received         Unrealized
        Swap             Amount      Termination        by the         by the         Appreciation/
   Counterparty          (000)          Date          Portfolio       Portfolio      (Depreciation)
--------------------  ------------  -------------  --------------  ---------------  ----------------
Citigroup, Inc.         $ 1,800        6/22/07          BMA*            2.962%         $  (9,669)

                                                      76.48% of
Goldman Sachs & Co.      11,700        2/03/06      1 Month LIBOR+       BMA*            (10,155)

JPMorgan Chase & Co.      1,700        4/05/07          BMA*            2.988%            (4,666)

                                                                       85.10% of
Merrill Lynch            11,700        2/03/06          BMA*        1 Month LIBOR+        26,705


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1993. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $6,479,370 or 3.8% of net assets.

(b) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Position, or portion thereof with an aggregate market value of $400,471 has been segregated to collateralize margin requirement for open futures contracts.

(d) Represents entire or partial position segregated as collateral for interest rate swap.

Glossary of Terms:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GO - General Obligation

MBIA - Municipal Bond Investors Assurance

MFHR - Multi-Family Housing Revenue

PCR - Pollution Control Revenue

RADIAN - Radian Group, Inc.


See notes to financial statements.


_______________________________________________________________________________

64 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-99.0%
Long-Term Municipal Bonds-97.9%
Ohio-88.6%
Akron GO
  MBIA Ser 02
  5.00%, 12/01/23                                     $ 1,000     $   1,050,840
Akron Stadium Rev
  (Canal Park) Ser 96
  6.90%, 12/01/16                                       5,000         5,322,749
Brookville Sch Dist GO
  FSA Ser 03
  5.00%, 12/01/26                                       2,000         2,099,540
Canton City Sch Dist
  MBIA Ser 04B
  5.00%, 12/01/22-12/01/23                              2,150         2,274,389
Central Ohio Solid Waste Auth
  AMBAC Ser 04B
  5.00%, 12/01/21                                       2,035         2,165,525
Cincinnati Tech & Cmnty College
  AMBAC 02
  5.00%, 10/01/28                                       5,000         5,224,200
Cleveland Cuyahoga Port Auth
  Ser 01
  7.35%, 12/01/31                                       2,000         2,112,720
  (Rita Proj) RADIAN Ser 04
  5.00%, 11/15/19                                       1,850         1,943,832
Cleveland GO
  Ser 02 MBIA
  5.25%, 12/01/27                                       4,380         4,644,771
  Ser 04 AMBAC
  5.25%, 12/01/24                                       1,200         1,295,832
Columbus Sch Dist
  FGIC Ser 03
  5.00%, 12/01/24-12/01/25                              4,730         4,967,669
Cuyahoga Cnty Hosp Rev
  (UHHS) Ser 00
  7.50%, 1/01/30                                        1,900         2,127,544
Cuyahoga Cnty MFHR
  (Livingston Park Apts) GNMA Ser 02A
  5.45%, 9/20/39                                        1,500         1,537,335
  (Longwood Proj) GNMA Ser 01 AMT
  5.60%, 1/20/43                                        3,620         3,741,922
  (West Tech Apts Proj) GNMA Ser 02A AMT
  5.450%, 3/20/44                                       1,075         1,101,209
Dayton Ohio Arpt Rev
  (James M Cox Dayton Intl) RADIAN Ser 03A
  5.00%, 12/01/23                                       1,280         1,321,446


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 65


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Dayton Sch Dist
  (Administrative Fac Proj) Ser 03
  6.00%, 12/01/19-12/01/21                            $ 3,040     $   3,394,370
Delaware Sch Dist
  MBIA Ser 04
  5.00%, 12/01/19                                       1,340         1,439,683
Dublin Sch Dist GO
  FSA Ser 03
  5.00%, 12/01/22                                       1,500         1,589,505
Erie Cnty Hosp Rev
  (Firelands Med Ctr) Ser 02A
  5.625%, 8/15/32                                       1,500         1,593,255
Fairfield Cnty Ohio Hosp Facs Rev
  (Fairfield Med Ctr Proj) RADIAN Ser 03
  5.00%, 6/15/24                                        1,000         1,027,980
Fairview Park Ohio
  MBIA Ser 05
  5.00%, 12/01/25                                       4,000         4,221,480
Franklin Cnty
  (Online Computer Library Ctr) Ser 98A
  5.20%, 10/01/20                                       2,800         2,933,980
Franklin Cnty MFHR
  (Agler Green) GNMA Ser 02A AMT
  5.65%, 5/20/32                                          770           803,025
  5.80%, 5/20/44                                        1,150         1,196,575
  (Wellington Village Proj)
  GNMA Ser 01A AMT
  5.40%, 2/20/43                                        3,845         3,904,252
Greater Cleveland Regl Tran Auth
  MBIA Ser 04
  5.00%, 12/01/24                                       1,350         1,430,258
Hamilton Cnty Health Fac
  (Twin Towers) Ser 99A
  5.80%, 10/01/23                                       1,775         1,816,109
Hamilton Cnty Convention Facs Auth Rev
  FGIC Ser 04
  5.00%, 12/01/23(a)                                    1,330         1,409,441
Hamilton Cnty Sales Tax
  AMBAC Ser 00B
  5.25%, 12/01/32(b)                                   13,185        13,972,935
Hamilton City Sch Dist MBIA
  5.00%, 12/01/24                                       1,000         1,058,020
Hilliard Sch Dist
  (Sch Constr) MBIA
  5.00%, 12/01/26                                       1,850         1,960,242
Lucas Cnty Health Fac
  (Altenheim Proj) GNMA Ser 99
  5.50%, 7/20/40                                        3,200         3,381,504
Madeira City Sch Dist GO
  MBIA Ser 04
  5.00%, 12/01/22-12/01/23                              2,665         2,835,829


_______________________________________________________________________________

66 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Oak Hills Ohio Loc Sch Dist
  FSA Ser 05
  5.00%, 12/01/25                                     $ 1,000     $   1,057,900
Ohio Air Quality Dev Auth PCR
  (Toledo Edison Co) Ser 97A AMT
  6.10%, 8/01/27                                        5,000         5,195,500
Ohio Capital Corp MFHR
  (Rental Hsg) MBIA Ser 95E Pre Re
  6.35%, 1/01/22                                          755           773,173
Ohio Hsg Fin Agy MFHR
  (Park Trails Apt) AMBAC Ser 01A AMT
  5.50%, 12/01/34                                       1,670         1,718,747
Ohio Hsg Fin Agy SFMR
  (Mortgage Rev) GNMA AMT
  Ser 02
  5.375%, 9/01/33                                       2,140         2,168,483
  Ser 02-A2
  5.60%, 9/01/34                                          575           587,679
  Ser 02-A3
  5.50%, 9/01/34                                        1,580         1,623,640
Ohio Sewer & Solid Waste Disp Facs
  (Anheuser-Busch) Ser 01 AMT
  5.50%, 11/01/35                                       3,000         3,138,300
Ohio St Bldg Auth
  (Adult Correctl Proj) MBIA Ser 04A
  5.00%, 4/01/22                                        2,975         3,158,736
  (St Facs-Admin Bldg Fd Proj) Ser 05A
  5.00%, 4/01/24                                        1,500         1,589,490
Ohio State GO
  Ser 04A
  5.00%, 6/15/22                                        3,000         3,197,880
Ohio State Higher Ed Fac Cmnty
  (Denison University Proj) Ser 04
  5.00%, 11/01/21- 11/01/24                             3,440         3,657,857
Ohio State School Dist
  FGIC Ser 03A
  7.119%, 3/15/15(c)(d)                                 6,300         7,314,551
Ohio State University
  MBIA Ser 04
  5.00%, 12/01/22                                       1,950         2,072,304
Ohio Wtr Dev Auth
  (Anheuser-Busch) Ser 99 AMT
  6.00%, 8/01/38(c)                                     2,250         2,358,293
  (North Star BHP Steel) Ser 95 AMT
  6.45%, 9/01/20                                        3,425         3,493,500
Ohio Wtr Dev Auth PCR
  (Cleveland Electric) Ser 97A AMT
  6.10%, 8/01/20                                        2,000         2,110,540
Pinnacle Comnty Fin Auth
  Series A
  6.00%, 12/01/22                                       2,155         2,251,199


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 67


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Port Auth Columbiana Cnty Ohio Solid Waste
  Fac Rev
  (Apex Environmental LLC) Ser 04A AMT
  7.125%, 8/01/25                                     $   500     $     504,315
Princeton Sch Dist
  MBIA Ser 03
  5.00%, 12/01/24                                       1,600         1,686,400
Riversouth Auth Rev
  (Area Redevelopment)
  Series 04A
  5.25%, 12/01/21-12/01/22                              2,000         2,180,520
  Ser 05A
  5.00%, 12/01/24                                       3,590         3,770,685
Steubenville Hosp Rev
  (Trinity Hlth) Ser 00
  6.50%, 10/01/30                                       2,500         2,761,100
Teays Valley Local Sch Dist MBIA
  5.00%, 12/01/27                                       3,040         3,200,664
Toledo School Dist
  FGIC Ser 03B
  5.00%, 12/01/23                                       2,940         3,107,080
Toledo-Lucas Cnty Port Auth
  (Cargill, Inc. Proj) Ser 04B
  4.50%, 12/01/15                                       2,500         2,563,450
  (Crocker Park Proj) Ser 03
  5.375%, 12/01/35                                      5,000         5,332,149
Toledo-Lucas Cnty Port Fac
  (CSX Transportation) Ser 92
  6.45%, 12/15/21                                       1,270         1,475,740
                                                                  -------------
                                                                    166,949,841
                                                                  -------------
California-1.7%
California State GO
  5.20%, 4/01/26                                        1,000         1,057,610
  5.25%, 4/01/29                                        2,000         2,114,980
                                                                  -------------
                                                                      3,172,590
                                                                  -------------
Florida-3.9%
Collier Cnty Cmnty Dist
  (Fiddlers Creek) Ser 96
  7.50%, 5/01/18                                        1,460         1,520,371
Collier Cnty IDR
  (Southern States Utils) Ser 96 AMT
  6.50%, 10/01/25                                       1,500         1,554,435
Crossings at Fleming Island Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,000         2,119,180
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                          965         1,042,354


_______________________________________________________________________________

68 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Hammock Bay Cmnty Dev Dist-Fla Spl
  Assmt Rev
  Ser 04A
  6.15%, 5/01/24                                      $   500     $     503,750
Manatee Cnty Cmnty Dev Dist
  (Heritage Harbor South) Ser 02B
  5.40%, 11/01/08                                         670           670,911
                                                                  -------------
                                                                      7,411,001
                                                                  -------------
Georgia-0.2%
Atlanta Tax Allocation
  (Eastside Proj) Ser 05B
  5.60%, 1/01/30                                          500           501,835
                                                                  -------------
Illinois-0.8%
Antioch Village Spl Svc Area
  (Deercrest Proj) Ser 03
  6.625%, 3/01/33                                       1,000         1,012,780
Plano Spl Svc Area No.3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                          565           566,339
                                                                  -------------
                                                                      1,579,119
                                                                  -------------
Kansas-0.3%
Wyandotte Cnty/Kansas City Unified Govt Spl
  Oblig Rev
  (Sales Tax-second lien)
  5.00%, 12/01/20                                         500           512,755
                                                                  -------------
Puerto Rico-2.4%
Puerto Rico Tobacco Settlement Rev
  (Childrens Trust Fund) Ser 00
  6.00%, 7/01/26                                        4,000         4,464,400
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $176,684,521)                                               184,591,541
                                                                  -------------
Short-Term Municipal Notes(e)-1.1%
Alaska-1.1%
Valdez Alaska Marine Term Rev
  Ser 03B
  2.83%, 7/01/37
  (cost $2,000,000)                                     2,000         2,000,000
                                                                  -------------
Total Investments-99.0%
  (cost $178,684,521)                                               186,591,541
Other assets less liabilities-1.0%                                    1,878,131
                                                                  -------------
Net Assets-100%                                                   $ 188,469,672
                                                                  =============


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 69


FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                               Value at
                        Number of                 Expiration    Original     September 30,     Unrealized
       Type            Contracts     Position       Month         Value          2005         Appreciation
--------------------  -----------  ------------  -----------  ------------  --------------  ----------------
U.S. Treasury Note                                 December
  10 Yr Futures           34           Short         2005      $3,770,951      $3,737,344        $33,607


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                              Rate Type
                                                   ------------------------------
                                                       Payment         Payment
                        Notional                        made           received        Unrealized
       Swap              Amount      Termination       by the          by the         Appreciation/
   Counterparty          (000)          Date          Portfolio       Portfolio      (Depreciation)
--------------------  ------------  -------------  --------------  ---------------  ----------------
Citigroup, Inc.         $ 2,000        6/22/07          BMA*            2.962%         $ (10,743)

                                                      76.48% of
Goldman Sachs & Co.      11,100        2/03/06     1 Month LIBOR+        BMA*             (9,635)

JPMorgan Chase & Co.      1,800        4/05/07          BMA*            2.988%            (4,940)

Merrill Lynch             4,300       10/04/05          MMD++           3.758%            11,158

Merrill Lynch             1,025       10/04/05          MMD++           3.745%             1,558

                                                                       85.10% of
Merrill Lynch            11,100        2/03/06          BMA*        1 Month LIBOR+        25,335


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)

++  MMD (Municipal Market Data)


CREDIT DEFAULT SWAP CONTRACT (see Note D)

                                      Notional
Swap Counterparty &                    Amount        Interest      Termination       Unrealized
Referenced Obligation                  (000)           Rate            Date         Appreciation
----------------------------       -------------  --------------  ---------------  ----------------
Buy Contract:

Merrill Lynch
Commonwealth of Puerto Rico
5.00%, 7/01/18                          $900           0.15%          6/20/10          $ 2,592


_______________________________________________________________________________

70 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(a) Position, or portion thereof with an aggregate market value of $206,647 has been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of this security amounted to $7,314,551 or 3.9% of the net assets.

(e)  Variable rate coupon, rate shown as of September 30, 2005.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

GO - General Obligation

IDR - Industrial Development Revenue

MBIA - Municipal Bond Investors Assurance

MFHR - Multi-Family Housing Revenue

PCR - Pollution Control Revenue

RADIAN - Radian Group, Inc.

SFMR - Single Family Mortgage Revenue


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 71


PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-99.1%
Long-Term Municipal Bonds-95.7%
Pennsylvania-79.7%
Allegheny Cnty Arpt Rev
  MBIA Ser 97 AMT
  5.75%, 1/01/10                                      $ 2,540     $   2,727,960
Allegheny Cnty GO
  FGIC Ser 05C-57
  5.00%, 11/01/23                                       6,390         6,762,281
Allegheny Cnty Higher Ed
  (Thiel College) ACA Ser 99A
  5.375%, 11/15/19-11/15/29                             2,500         2,565,230
Allegheny Cnty Hlth Fac
  (South Hills Hlth) Ser 00B
  6.75%, 5/01/25                                        1,555         1,651,239
Allegheny Cnty Hlth Rev
  (Residential Resources) Ser 01
  6.60%, 9/01/31                                        1,595         1,682,629
Allegheny Cnty PCR
  (USX Corp.) Ser 98
  5.50%, 12/01/29                                       2,680         2,798,831
Allegheny Cnty Redev Auth Rev
  (Pittsburgh Mills Proj)
  5.60%, 7/01/23(a)                                     1,500         1,575,300
Allegheny Cnty San Auth Swr Rev
  MBIA Ser 05A
  5.00%, 12/01/24                                       7,490         7,911,013
Butler Cnty
  FGIC Ser 03
  5.25%, 7/15/26                                        1,625         1,800,744
Chester Upland Sch Dist
  4.30%, 5/15/14                                        1,705         1,719,134
Crawford Cnty Hlth Fac
  (Wesbury Methodist) Ser 99
  6.25%, 8/15/29                                        1,600         1,632,800
Delaware Cnty Higher Ed
  (Eastern College) Ser 99
  5.625%, 10/01/28                                      2,500         2,536,925
Ephrata Area Sch Dist FGIC
  5.00%, 3/01/22                                        1,000         1,060,000
Harrisburg Arpt Auth
  (Susquehanna Arpt Proj) Ser 99 AMT
  5.50%, 1/01/24                                        3,490         3,219,839
Lancaster Swr Auth Rev
  MBIA Ser 04
  5.00%, 4/01/22                                        1,330         1,408,231
Lehigh Northampton Airport Rev
  MBIA Ser 00 AMT
  6.00%, 5/15/30                                        4,400         4,780,512


_______________________________________________________________________________

72 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Lycoming Cnty Higher Ed
  (College of Technology) AMBAC Ser 02
  5.25%, 5/01/32                                      $ 2,250     $   2,356,740
McKean Cnty Hosp Auth Rev
  (Bradford Hosp Proj) ACA
  5.25%, 10/01/30                                       1,000         1,028,970
Montgomery Cnty Higher Ed
  (Beaver College) RADIAN Ser 99
  5.70%, 4/01/27                                        6,000         6,277,320
Montgomery Cnty Hospital Rev
  (Abington Memorial Hosp) Ser 02A
  5.125%, 6/01/32                                       3,000         3,090,720
Montgomery Cnty Indl Dev Auth Rev
  (Whitemarsh Continuing Care)
  6.00%, 2/01/21                                          415           436,016
Pennsylvania Eco Dev Auth
  (30th St Station) ACA Ser 02 AMT
  5.875%, 6/01/33                                       3,485         3,699,362
  (Amtrak) Ser 01A AMT
  6.375%, 11/01/41                                      5,000         5,378,600
Pennsylvania Higher Ed
  (Dickinson College) RADIAN Ser 03AA-1
  5.00%, 11/01/26                                       1,000         1,028,720
  (UPMC Health Sys) Ser 01A
  6.00%, 1/15/31                                        2,405         2,641,532
Pennsylvania Higher Edl Facs Auth Rev
  (Univ Health Sys) AMBAC Ser 05A
  5.00%, 8/15/20                                        2,000         2,133,000
Pennsylvania Hsg Fin Agy SFMR
  Ser 99-67A
  5.90%, 10/01/30(b)                                   12,040        12,337,989
  (Mortgage Rev) AMT
  Ser 02-74B
  5.25%, 4/01/32                                        3,195         3,229,953
Philadephia Gas Wks Rev
  AGC Ser 04A-1
  5.25%, 9/01/19                                        1,015         1,084,132
Philadelphia Ind Dev Rev
  FSA Ser 03
  14.33%, 10/01/10(a)(c)                                1,600         1,966,080
  (Leadership Learning Partners) Ser 05A
  5.25%, 7/01/24(a)                                       350           342,549
Philadelphia Redev Auth Rev
  (Neighborhood Transformation) FGIC Ser 05C
  5.00%, 4/15/28                                        3,160         3,303,717
Philadelphia Sch Dist Lease Rev
  FSA Ser 03
  5.25%, 6/01/26                                        5,000         5,340,400


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 73


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Pittsburgh Pub Pkg Auth Pkg Rev
  FGIC Ser 05A
  5.00%, 12/01/19-12/01/25                            $ 3,435     $   3,617,157
  FGIC Ser 05B
  5.00%, 12/01/23                                       3,900         4,115,943
Pittsburgh Urban Redev Auth SFMR
  (Mortgage Rev) FHA AMT
  Ser 97A
  6.25%, 10/01/28                                         790           816,947
Potter Cnty Hosp Rev
  (Charles Cole Memorial) RADIAN Ser 96
  6.05%, 8/01/24                                        4,340         4,480,616
Southcentral Gen Auth Rev
  (Hanover Hospital, Inc.)
  5.00%, 12/01/25                                       1,570         1,628,153
  (Wellspan Health)
  5.25%, 5/15/31                                          795           854,824
  (Pre-refunded Wellspan Health)
  5.25%, 5/15/31                                        3,905         4,316,040
State Pub Sch Bldg Auth Sch Rev
  (Colonial Northampton Inter Unit 20)
  FGIC Ser 05
  5.00%, 5/15/26                                        2,025         2,129,024
                                                                  -------------
                                                                    123,467,172
                                                                  -------------
California-0.7%
California State GO
  5.00%, 2/01/33                                        1,000         1,033,060
                                                                  -------------
Florida-5.2%
Collier Cnty Cmnty Dev Dist
  (Fiddlers Creek) Ser 96
  7.50%, 5/01/18                                        1,225         1,275,654
Collier Cnty IDR
  (Southern States Utils) Ser 96 AMT
  6.50%, 10/01/25                                       2,000         2,072,580
Crossings at Fleming Island Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,000         2,119,180
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                        1,045         1,128,767
Hammock Bay Cmnty Dev Dist-Fla Spl
  Assmt Rev
  Ser 04A
  6.15%, 5/01/24                                          440           443,300
Northern Palm Beach Asses Dist
  (Unit Development 27B) Ser 02
  6.40%, 8/01/32                                          960           992,304
                                                                  -------------
                                                                      8,031,785
                                                                  -------------


_______________________________________________________________________________

74 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Guam-0.3%
Guam Intl Arpt Auth
  MBIA Ser 03B
  5.25%, 10/01/23                                     $   500     $     543,090
                                                                  -------------
Illinois-1.6%
Antioch Village Spl Svc Area
  (Deercrest Proj) Ser 03
  6.625%, 3/01/33                                       1,000         1,012,780
Plano Spl Svc Area No.3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                          465           466,102
Yorkville Cmnty Fac Dist
  (Raintree Village Proj) Ser 03
  6.875%, 3/01/33                                       1,000         1,043,900
                                                                  -------------
                                                                      2,522,782
                                                                  -------------
New Jersey-1.6%
New Jersey Economic Dev Auth Rev
  (Cigarette Tax) FGIC Ser 04
  5.00%, 6/15/12                                        2,375         2,550,655
                                                                  -------------
Puerto Rico-5.3%
Puerto Rico Comwlth
  Hwy & Trans Auth Rev
  FGIC Ser 03
  7.66%, 7/01/14(a)(c)                                  3,265         3,972,917
  FSA Ser 02D
  5.00%, 7/01/27                                        4,000         4,183,480
                                                                  -------------
                                                                      8,156,397
                                                                  -------------
Virgin Islands-1.3%
Virgin Islands Pub Fin Auth Rev
  ACA Ser 03
  5.00%, 10/01/31                                       1,250         1,285,538
Virgin Islands Pub Fin Auth Rev(a)(c)
  FSA Ser 03A
  13.19%, 10/01/13                                         85           124,755
  FSA Ser 03B
  13.19%, 10/01/14                                         50            75,060
  FSA Ser 03C
  14.45%, 10/01/15                                         70           111,176
  FSA Ser 03D
  14.45%, 10/01/16                                        180           278,672
  FSA Ser 03E
  14.45%, 10/01/17                                        115           174,501
                                                                  -------------
                                                                      2,049,702
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $141,401,796)                                               148,354,643
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 75


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Short-Term Municipal Note(d)-3.4%
Pennsylvania-3.4%
Pennsylvania Hsg Fin Agy SMFR
  (Mortgage Rev) FSA Ser 03 AMT
  3.27%, 6/01/08(c)
  (cost $5,200,000)                                   $ 5,200     $   5,200,000
                                                                  -------------
Total Municipal Bonds & Notes
  (cost $146,601,796)                                               153,554,643
                                                                  -------------
SHORT-TERM INVESTMENT-0.3%
Time Deposit-0.3%
The Bank of New York
  2.75%, 10/03/05
  (cost $440,000)                                         440           440,000
                                                                  -------------
Total Investments-99.4%
  (cost $147,041,796)                                               153,994,643
Other assets less liabilities-0.6%                                      941,915
                                                                  -------------
Net Assets-100%                                                   $ 154,936,558
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                              Rate Type
                                                   -------------------------------
                                                       Payment         Payment
                         Notional                        made         received         Unrealized
        Swap              Amount     Termination        by the         by the         Appreciation/
    Counterparty          (000)          Date         Portfolio       Portfolio      (Depreciation)
--------------------  ------------  -------------  --------------  ---------------  ----------------
Citigroup, Inc.          $1,600        6/22/07           BMA*           2.962%          $ (8,594)

                                                      76.48% of
Goldman Sachs & Co.       9,900        2/03/06     1 Month LIBOR+        BMA*             (8,593)

JPMorgan Chase & Co.      1,500        4/05/07           BMA*           2.988%            (4,117)

Merrill Lynch             2,700       10/04/05          MMD++           3.758%             7,006

Merrill Lynch             1,800       10/05/05          MMD++           3.735%             1,173

                                                                      85.10% of
Merrill Lynch             9,900        2/03/06           BMA*       1 Month LIBOR+        22,597


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)

++  MMD (Municipal Market Data)


_______________________________________________________________________________

76 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


CREDIT DEFAULT SWAP CONTRACT (see Note D)

                                        Notional
Swap Counterparty &                     Amount        Interest       Termination       Unrealized
Referenced Obligation                    (000)          Rate            Date          Appreciation
-----------------------------       -------------  --------------  ---------------  ----------------
Buy Contract:

Merrill Lynch
Commonwealth of Puerto Rico
5.00%, 7/01/18                           $ 700          0.15%           6/20/10         $ 2,016


(a) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $11,903,161 or 7.7% of net assets.

(d)  Variable rate coupon, rate shown as of September 30, 2005 .

Glossary of Terms:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Authority

FSA - Financial Security Assurance, Inc.

GO - General Obligation

IDR - Industrial Development Revenue

MBIA - Municipal Bond Investors Assurance

PCR - Pollution Control Revenue

RADIAN - Radian Group, Inc.

SFMR - Single Family Mortgage Revenue


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 77


VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-102.9%
Long-Term Municipal Bonds-97.4%
Virginia-85.1%
Albemarle Cnty Ed Fac
  (The Convent School) Ser 01A
  7.50%, 7/15/23                                      $   500     $     548,610
  7.75%, 7/15/32                                        4,260         4,685,830
Alexandria MFHR
  (Buckingham Village Apts) Ser 96A AMT
  6.15%, 1/01/29                                        4,000         4,076,400
Arlington Cnty Hosp Rev
  (Arlington Health Sys) Ser 01
  5.25%, 7/01/31                                        5,900         6,148,625
Arlington Cnty IDR Sewer Rev
  (Ogden Martin) FSA Ser 98B AMT
  5.25%, 1/01/09                                        2,295         2,431,277
Arlington Cnty MFHR
  (Arlington View Terrace)
  FNMA Ser 01 AMT
  5.15%, 11/01/31                                       1,550         1,601,615
Bell Creek Cmnty Dev Dist
  Ser 03A
  6.75%, 3/01/22                                          800           828,544
Broad Street Cmnty Dev Dist
  (Parking Fac) Ser 03
  7.50%, 6/01/33                                        1,500         1,650,675
Celebrate North Cmnty Dev Dist
  Ser 03B
  6.60%, 3/01/25                                        1,250         1,292,463
Chesterfield Cnty
  (VA Elec & Pwr Co) Ser 02
  5.875%, 6/01/17                                       3,800         4,192,806
Dinwiddie Cnty Indl Dev Auth
  (Lease Rev) MBIA Ser 04B
  5.00%, 2/15/24                                        3,200         3,364,928
Dulles Town Cmnty Dev Auth
  (Dulles Town Ctr Proj) Ser 98
  6.25%, 3/01/26                                        2,055         2,106,087
Fairfax Cnty Swr Rev
  Ser 04A
  7.01%, 7/15/13(a)(b)                                  1,580         1,861,967
  Ser 04B
  7.01%, 7/15/14(a)(b)                                  1,665         1,971,094
  Ser 04C
  7.01%, 7/15/15(a)(b)                                  1,760         2,061,629
Fairfax Water Auth Rev
  Ser 02
  5.00%, 4/01/32(c)                                     3,380         3,512,733


_______________________________________________________________________________

78 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Greater Richmond Hotel Tax Rev
  (Convention Ctr Proj) Ser 00
  6.25%, 6/15/32                                      $ 6,000     $   6,820,619
Hampton Convention Ctr Rev
  AMBAC Ser 02
  5.00%, 1/15/35(d)                                     5,150         5,333,804
Harrisonburg MFHR
  (Battery Heights Assoc) GNMA Ser 96A
  6.25%, 4/20/36                                        5,185         5,323,958
  (Greens of Salem Run) FSA Ser 97 AMT
  6.30%, 4/01/29                                        1,055         1,096,673
Henry Cnty Hosp Rev
  (Memorial Hosp Martinsville & Henry)
  Ser 97
  6.00%, 1/01/27                                        1,250         1,308,350
James City Cnty Solid Waste Rev
  (Anheuser Busch Proj) Ser 97 AMT
  6.00%, 4/01/32                                        4,200         4,341,330
Metropolitan Washington Arpt Rev
  Ser 97B AMT
  5.50%, 10/01/23                                       9,410         9,622,665
Newport News Hlth Care Fac
  (Mennowood) GNMA Ser 96A
  6.25%, 8/01/36                                        2,590         2,693,134
Newport News MFHR
  (Walker Village Proj) GNMA Ser 02A AMT
  5.55%, 9/20/34                                        1,880         1,942,322
  5.65%, 3/20/44                                        1,660         1,709,933
Norfolk Arpt Auth Rev
  FGIC Ser 01B AMT
  5.30%, 7/01/25                                       10,000        10,435,899
  (Air Cargo) Ser 02 AMT
  6.25%, 1/01/30                                        1,000         1,026,060
Northwestern Regl Jail Auth Facs Rev MBIA
  5.00%, 7/01/25                                        1,500         1,583,955
Pocahontas Pkwy Assoc Toll Rd Rev
  Ser 98B
  Zero Coupon, 8/15/15                                    750           443,100
Portsmouth Util Rev
  FGIC Ser 01B
  5.00%, 6/01/26                                        1,500         1,529,025
Prince William MFHR
  (Woodwind Gables)
  AMBAC Ser 01A AMT
  5.30%, 12/01/34                                       2,860         2,946,000
Richmond FSA
  Ser 05A
  5.00%, 7/15/22                                        2,500         2,683,775


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 79


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Staunton Ed Fac
  (Mary Baldwin College) Ser 96
  6.75%, 11/01/21                                     $ 3,645     $   3,817,336
Upper Occoquan Sew Auth Rev FSA
  5.00%, 7/01/25                                        2,500         2,660,425
Virginia Beach Wtr & Swr Rev
  5.00%, 10/01/30                                       2,000         2,104,400
Virginia Beach MFHR
  (Beth Sholom Terrace) GNMA Ser 02
  5.40%, 4/01/44                                        2,900         3,051,090
Virginia Biotechnology Auth
  (Consolidated Laboratories Proj) Ser 01
  5.00%, 9/01/21                                        4,170         4,405,230
Virginia Hsg Dev Auth MFHR
  (Rental Hsg)
  Ser 99 AMT
  5.95%, 2/01/23                                        5,525         5,743,680
  Ser 02B AMT
  5.50%, 4/01/27                                        5,000         5,150,100
Virginia Hsg Dev Auth SFMR
  (Mortgage Rev) Ser 01D AMT
  5.40%, 6/01/24                                        3,155         3,245,990
Virginia Port Auth Rev
  (Newport News) Ser 02 AMT
  5.00%, 7/01/27                                        1,000         1,038,490
  5.125%, 7/01/24                                       4,000         4,211,440
Virginia Sewer Rev
  (Hopwell Wastewtr Fac) Ser 95A AMT
  6.00%, 10/01/25                                       1,375         1,408,083
                                                                  -------------
                                                                    140,012,149
                                                                  -------------
California-0.7%
California State GO
  5.25%, 4/01/29                                        1,000         1,057,490
                                                                  -------------
Florida-2.0%
Fleming Island Plantation Cmnty Dev Dist
  Ser 00B
  7.375%, 5/01/31                                       3,000         3,227,820
                                                                  -------------
Georgia-0.3%
Atlanta Tax Allocation
  (Eastside Project) Ser 05B
  5.60%, 1/01/30                                          500           501,835
                                                                  -------------
Illinois-0.9%
Plano Spl Svc Area No.3 Spl Tax
  (Lakewood Springs Proj) Ser 05A
  5.95%, 3/01/28                                          465           466,102


_______________________________________________________________________________

80 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Yorkville Cmnty Fac Dist
  (Raintree Village Proj) Ser 03
  6.875%, 3/01/33                                     $ 1,000     $   1,043,900
                                                                  -------------
                                                                      1,510,002
                                                                  -------------
New Jersey-3.2%
Garden State Preservation Trust
  (Open Space & Farmland) Ser 05A
  5.80%, 11/01/16                                       4,600         5,333,470
                                                                  -------------
Puerto Rico-5.2%
Puerto Rico Comwlth Hwy & Tran Auth Rev
  FGIC Ser 03
  7.66%, 7/01/14(a)(b)                                  1,800         2,190,276
Puerto Rico Elec Pwr Auth
  XLCA Ser 02-1
  5.25%, 7/01/22                                        1,100         1,187,516
Puerto Rico HFA
  (Capital Fund Program)
  5.00%, 12/01/20                                       4,870         5,098,744
                                                                  -------------
                                                                      8,476,536
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $153,154,487)                                               160,119,302
                                                                  -------------
Short-Term Municipal Notes(e)-5.5%
Mississippi-0.9%
Jackson Cnty Port Fac Rev
  (Chevron USA, Inc. Proj)
  2.80%, 6/01/23                                        1,500         1,500,000
                                                                  -------------
Virginia-4.6%
Loudon Cnty Indl Dev Auth
  (Howard Hughes Med)
  Ser 03A
  2.82%, 2/15/38                                        1,300         1,300,000
  Ser 03C
  2.95%, 2/15/38                                          500           500,000
Richmond Indl Dev Auth
  (Church Schools)
  2.81%, 5/01/35                                        5,800         5,800,000
                                                                  -------------
                                                                      7,600,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $9,100,000)                                                   9,100,000
                                                                  -------------
Total Municipal Bonds & Notes
  (cost $162,254,487)                                               169,219,302
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 81


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-0.1%
Time Deposit-0.1%
The Bank of New York
  2.75%, 10/03/05
  (cost $233,000)                                     $   233     $     233,000
                                                                  -------------
Total Investments-103.0%
  (cost $162,487,487)                                               169,452,302
Other assets less liabilities-(3.0%)                                 (4,946,749)
                                                                  -------------
Net Assets-100%                                                   $ 164,505,553
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                               Value at
                       Number of                  Expiration    Original     September 30,     Unrealized
        Type           Contracts     Position        Month        Value          2005         Depreciation
--------------------  -----------  ------------  -----------  ------------  --------------  ----------------
U.S. Treasury Note                                 December
  10 Yr Futures           16           Long          2005      $1,774,750     $1,758,750        $(16,000)


INTEREST RATE SWAP CONTRACTS (see Note D)

                                                              Rate Type
                                                   ------------------------------
                                                       Payment         Payment
                         Notional                        made         received        Unrealized
       Swap               Amount     Termination       by the          by the        Appreciation/
   Counterparty           (000)          Date         Portfolio       Portfolio     (Depreciation)
--------------------  ------------  -------------  --------------  ---------------  ----------------
Citigroup, Inc.          $1,600        6/22/07          BMA*            2.962%         $ (8,594)

                                                      76.48% of
Goldman Sachs & Co.       9,400        2/03/06      1 Month LIBOR+        BMA*           (8,159)

JPMorgan Chase & Co.      1,500        4/05/07           BMA*            2.988%          (4,117)

Merrill Lynch             1,025       10/04/05          MMD++            3.745%           1,558

Merrill Lynch             2,000       10/05/05          MMD++            3.735%           1,304

                                                                       85.10% of
Merrill Lynch             9,400        2/03/06           BMA*       1 Month LIBOR+       21,455

*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)

++  MMD (Municipal Market Data)


CREDIT DEFAULT SWAP CONTRACT (see Note D)

                                       Notional
Swap Counterparty &                     Amount        Interest      Termination       Unrealized
Referenced Obligation                   (000)           Rate            Date         Appreciation
----------------------------        -------------  --------------  ---------------  ----------------
Buy Contract:

Merrill Lynch
Commonwealth of Puerto Rico
5.00%, 7/01/18                          $800            0.15%          6/20/10           $2,305


_______________________________________________________________________________

82 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(a) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $8,084,966 or 4.9% of the net assets.

(c) Position, or position thereof with an aggregate market value of $62,356 has been segregated to collateralize margin requirements for open futures contracts.

(d) Represents entire or partial position segregated as collateral for interest rate swap.

(e)  Variable rate coupon, rate shown as of September 30, 2005.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

GO - General Obligation

HFA - Housing Finance Authority

IDR - Industrial Development Revenue

MBIA - Municipal Bond Investors Assurance

MFHR - Multi-Family Housing Revenue

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 83


STATEMENT OF ASSETS & LIABILITIES
September 30, 2005

                                                   Arizona          Florida
                                                ==============   ==============
ASSETS
Investments in securities, at value
  (cost: $190,093,992 and $207,925,906,
  respectively)                                 $  197,568,303   $  218,151,320
Cash                                                       440           25,884
Unrealized appreciation of interest rate swap
  contracts                                             25,335           39,046
Unrealized appreciation of credit default swap
  contract                                                  -0-           1,440
Interest receivable                                  2,761,307        4,014,808
Receivable for shares of beneficial interest
  sold                                               2,177,326          849,852
Variation margin on futures contracts                   15,750               -0-
Receivable for investment securities sold                   -0-       9,331,837
                                                --------------   --------------
Total assets                                       202,548,461      232,414,187
                                                --------------   --------------
LIABILITIES
Unrealized depreciation of interest rate swap
  contracts                                             24,780           28,503
Payable for investment securities purchased          1,474,402        9,251,592
Payable for shares of beneficial interest
  redeemed                                             737,165        1,114,915
Dividends payable                                      202,458          247,478
Distribution fee payable                               100,002          109,870
Advisory fee payable                                    28,049           46,494
Transfer agent fee payable                               6,422               -0-
Administrative fee payable                                  -0-             371
Accrued expenses and other liabilities                  90,612          127,831
                                                --------------   --------------
Total liabilities                                    2,663,890       10,927,054
                                                --------------   --------------
Net Assets                                      $  199,884,571   $  221,487,133
                                                ==============   ==============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par           $      180,854   $      215,346
Additional paid-in capital                         193,502,998      220,194,006
Distributions in excess of net investment
  income                                              (207,498)        (254,651)
Accumulated net realized loss on investment
  transactions                                      (1,121,801)      (8,904,965)
Net unrealized appreciation of investments           7,530,018       10,237,397
                                                --------------   --------------
                                                $  199,884,571   $  221,487,133
                                                ==============   ==============
Class A Shares
Net assets                                      $  111,704,143   $  127,541,127
                                                --------------   --------------
Shares of beneficial interest outstanding           10,100,003       12,403,266
                                                --------------   --------------
Class B Shares
Net assets                                      $   63,254,679   $   53,995,584
                                                --------------   --------------
Shares of beneficial interest outstanding            5,728,114        5,248,621
                                                --------------   --------------
Class C Shares
Net assets                                      $   24,925,749   $   39,950,422
                                                --------------   --------------
Shares of beneficial interest outstanding            2,257,333        3,882,716
                                                --------------   --------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share          $11.06           $10.28
Sales charge--4.25% of public offering price               .49              .46
                                                        ------           ------
Maximum offering price                                  $11.55           $10.74
                                                        ======           ======
Class B Shares
Net asset value and offering price per share            $11.04           $10.29
                                                        ======           ======
Class C Shares
Net asset value and offering price per share            $11.04           $10.29
                                                        ======           ======


See notes to financial statements.


_______________________________________________________________________________

84 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                 Massachusetts      Michigan
                                                ==============   ==============
ASSETS
Investments in securities, at value
  (cost: $135,427,492 and $131,220,946,
  respectively)                                 $  143,072,295   $  137,410,734
Cash                                                        45              365
Unrealized appreciation of interest rate swap
  contracts                                             18,911           18,260
Unrealized appreciation of credit default swap
  contract                                                  -0-           1,728
Interest receivable                                  2,038,673        2,436,879
Receivable for investment securities sold            1,806,369               -0-
Receivable for shares of beneficial interest
  sold                                                 556,836          173,449
                                                --------------   --------------
Total assets                                       147,493,129      140,041,415
                                                --------------   --------------
LIABILITIES
Unrealized depreciation of interest rate swap
  contracts                                             21,598           18,032
Payable for investment securities purchased          8,496,524               -0-
Payable for shares of beneficial interest
  redeemed                                             602,906          269,135
Dividends payable                                      141,497          144,367
Distribution fee payable                                83,996           84,030
Advisory fee payable                                    28,599           51,791
Transfer agent fee payable                               6,473           12,400
Accrued expenses and other liabilities                  84,215           85,467
                                                --------------   --------------
Total liabilities                                    9,465,808          665,222
                                                --------------   --------------
Net Assets                                      $  138,027,321   $  139,376,193
                                                ==============   ==============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par           $      126,107   $      128,182
Additional paid-in capital                         140,466,252      133,115,846
Distributions in excess of net investment
  income                                              (145,290)        (149,734)
Accumulated net realized gain (loss) on
  investment transactions                          (10,061,864)          90,155
Net unrealized appreciation of investments           7,642,116        6,191,744
                                                --------------   --------------
                                                $  138,027,321   $  139,376,193
                                                ==============   ==============
Class A Shares
Net assets                                      $   53,034,830   $   54,635,148
                                                --------------   --------------
Shares of beneficial interest outstanding            4,840,056        5,019,513
                                                --------------   --------------
Class B Shares
Net assets                                      $   50,203,240   $   41,515,979
                                                --------------   --------------
Shares of beneficial interest outstanding            4,590,130        3,821,173
                                                --------------   --------------
Class C Shares
Net assets                                      $   34,789,251   $   43,225,066
                                                --------------   --------------
Shares of beneficial interest outstanding            3,180,509        3,977,515
                                                --------------   --------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share          $10.96           $10.88
Sales charge--4.25% of public offering price               .49              .48
                                                        ------           ------
Maximum offering price                                  $11.45           $11.36
                                                        ======           ======
Class B Shares
Net asset value and offering price per share            $10.94           $10.86
                                                        ======           ======
Class C Shares
Net asset value and offering price per share            $10.94           $10.87
                                                        ======           ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 85


                                                  Minnesota        New Jersey
                                                ==============   ==============
ASSETS
Investments in securities, at value
  (cost: $94,970,377 and $162,842,080,
  respectively)                                 $   99,519,782   $  173,229,787
Cash                                                       529              411
Unrealized appreciation of interest rate swap
  contracts                                             12,782           26,705
Interest receivable                                  1,500,200        2,745,429
Receivable for shares of beneficial interest
  sold                                                 316,501        1,285,292
Receivable for investment securities sold               25,054               -0-
Variation margin on futures contracts                       -0-          37,063
                                                --------------   --------------
Total assets                                       101,374,848      177,324,687
                                                --------------   --------------
LIABILITIES
Unrealized depreciation of interest rate swap
  contracts                                             12,702           24,490
Payable for shares of beneficial interest
  redeemed                                             351,183        1,740,711
Dividends payable                                      106,783          180,164
Distribution fee payable                                43,425           98,421
Advisory fee payable                                     7,542           43,747
Transfer agent fee payable                               5,179           10,288
Payable for investment securities purchased                 -0-       3,537,699
Accrued expenses and other liabilities                  96,684          134,074
                                                --------------   --------------
Total liabilities                                      623,498        5,769,594
                                                --------------   --------------
Net Assets                                      $  100,751,350   $  171,555,093
                                                ==============   ==============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par           $       98,836   $      173,318
Additional paid-in capital                          98,096,638      175,821,540
Distributions in excess of net investment
  income                                              (109,318)        (185,196)
Accumulated net realized loss on investment
  transactions                                      (1,884,291)     (14,763,477)
Net unrealized appreciation of investments           4,549,485       10,508,908
                                                --------------   --------------
                                                $  100,751,350   $  171,555,093
                                                ==============   ==============
Class A Shares
Net assets                                      $   69,174,579   $   77,570,090
                                                --------------   --------------
Shares of beneficial interest outstanding            6,786,702        7,838,856
                                                --------------   --------------
Class B Shares
Net assets                                      $   14,424,009   $   58,705,614
                                                --------------   --------------
Shares of beneficial interest outstanding            1,415,459        5,930,104
                                                --------------   --------------
Class C Shares
Net assets                                      $   17,152,762   $   35,279,389
                                                --------------   --------------
Shares of beneficial interest outstanding            1,681,402        3,562,792
                                                --------------   --------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share          $10.19           $ 9.90
Sales charge--4.25% of public offering price               .45              .44
                                                        ------           ------
Maximum offering price                                  $10.64           $10.34
                                                        ======           ======
Class B Shares
Net asset value and offering price per share            $10.19           $ 9.90
                                                        ======           ======
Class C Shares
Net asset value and offering price per share            $10.20           $ 9.90
                                                        ======           ======


See notes to financial statements.


_______________________________________________________________________________

86 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                     Ohio         Pennsylvania
                                                ==============   ==============
ASSETS
Investments in securities, at value
  (cost: $178,684,521 and $147,041,796
  respectively)                                 $  186,591,541   $  153,994,643
Cash                                                        -0-             484
Unrealized appreciation of interest rate swap
  contracts                                             38,051           30,776
Unrealized appreciation of credit default swap
  contract                                               2,592            2,016
Receivable for investment securities sold            9,604,793        4,991,658
Interest receivable                                  2,827,956        2,892,056
Receivable for shares of beneficial interest
  sold                                                 819,818          706,252
Variation margin on futures contracts                   11,156               -0-
                                                --------------   --------------
Total assets                                       199,895,907      162,617,885
                                                --------------   --------------
LIABILITIES
Due to custodian                                        62,857               -0-
Unrealized depreciation of interest rate swap
  contracts                                             25,318           21,304
Payable for investment securities purchased          9,777,895        6,635,830
Payable for shares of beneficial interest
  redeemed                                           1,112,368          607,579
Dividends payable                                      194,757          159,461
Distribution fee payable                               107,510           83,340
Advisory fee payable                                    42,029           41,812
Transfer agent fee payable                                 593           11,514
Administrative fee payable                                 347              394
Accrued expenses and other liabilities                 102,561          120,093
                                                --------------   --------------
Total liabilities                                   11,426,235        7,681,327
                                                --------------   --------------
Net Assets                                      $  188,469,672   $  154,936,558
                                                ==============   ==============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par           $      186,021   $      147,150
Additional paid-in capital                         187,819,577      150,418,251
Distributions in excess of net investment
  income                                              (164,470)        (157,228)
Accumulated net realized loss on investment
  transactions                                      (7,327,408)      (2,435,950)
Net unrealized appreciation of investments           7,955,952        6,964,335
                                                --------------   --------------
                                                $  188,469,672   $  154,936,558
                                                ==============   ==============
Class A Shares
Net assets                                      $   85,748,751   $   78,471,507
                                                --------------   --------------
Shares of beneficial interest outstanding            8,460,626        7,453,306
                                                --------------   --------------
Class B Shares
Net assets                                      $   55,110,484   $   41,760,249
                                                --------------   --------------
Shares of beneficial interest outstanding            5,441,854        3,965,737
                                                --------------   --------------
Class C Shares
Net assets                                      $   47,610,437   $   34,704,802
                                                --------------   --------------
Shares of beneficial interest outstanding            4,699,631        3,295,957
                                                --------------   --------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share          $10.14           $10.53
Sales charge--4.25% of public offering price               .45              .47
                                                        ------           ------
Maximum offering price                                  $10.59           $11.00
                                                        ======           ======
Class B Shares
Net asset value and offering price per share            $10.13           $10.53
                                                        ======           ======
Class C Shares
Net asset value and offering price per share            $10.13           $10.53
                                                        ======           ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 87


                                                                    Virginia
                                                                 ==============
ASSETS
Investments in securities, at value (cost $162,487,487)          $  169,452,302
Cash                                                                        264
Unrealized appreciation of interest rate swap contracts                  24,317
Unrealized appreciation of credit default swap contract                   2,305
Receivable for investment securities sold                             5,206,175
Interest receivable                                                   2,503,685
Receivable for shares of beneficial interest sold                     1,088,060
                                                                 --------------
Total assets                                                        178,277,108
                                                                 --------------
LIABILITIES
Unrealized depreciation of interest rate swap contracts                  20,870
Payable for investment securities purchased                          12,457,050
Payable for shares of beneficial interest redeemed                      901,714
Dividends payable                                                       191,350
Distribution fee payable                                                 85,062
Advisory fee payable                                                     23,285
Transfer agent fee payable                                                7,276
Variation margin on futures contracts                                     5,250
Accrued expenses and other liabilities                                   79,698
                                                                 --------------
Total liabilities                                                    13,771,555
                                                                 --------------
Net Assets                                                       $  164,505,553
                                                                 ==============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                            $      152,232
Additional paid-in capital                                          160,168,112
Accumulated undistributed net investment income                         115,304
Accumulated net realized loss on investment transactions             (2,884,662)
Net unrealized appreciation of investments                            6,954,567
                                                                 --------------
                                                                 $  164,505,553
                                                                 ==============
Class A Shares
Net assets                                                       $   88,605,128
                                                                 --------------
Shares of beneficial interest outstanding                             8,191,767
                                                                 --------------
Class B Shares
Net assets                                                       $   46,488,911
                                                                 --------------
Shares of beneficial interest outstanding                             4,305,300
                                                                 --------------
Class C Shares
Net assets                                                       $   29,411,514
                                                                 --------------
Shares of beneficial interest outstanding                             2,726,138
                                                                 --------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share                           $10.82
Sales charge--4.25% of public offering price                                .48
                                                                         ------
Maximum offering price                                                   $11.30
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $10.80
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $10.79
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

88 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


STATEMENT OF OPERATIONS
Year Ended September 30, 2005

                                                   Arizona          Florida
                                                ==============   ==============
INVESTMENT INCOME
Interest                                        $    9,583,370   $   11,645,773
                                                --------------   --------------
EXPENSES
Advisory fee                                           860,687          973,453
Distribution fee--Class A                              293,524          326,001
Distribution fee--Class B                              712,849          678,556
Distribution fee--Class C                              221,377          398,003
Custodian                                              134,260          135,163
Transfer agency                                         81,373           98,128
Administrative                                          72,500           72,500
Audit                                                   36,471           40,509
Printing                                                32,963           53,134
Legal                                                   31,648           27,154
Registration                                            21,652           26,658
Trustees' fees                                           2,400            2,000
Miscellaneous                                           11,672           13,820
                                                --------------   --------------
Total expenses                                       2,513,376        2,845,079
Less: expenses waived and reimbursed by
  the Adviser (see Note B)                            (367,089)        (403,718)
Less: expense offset arrangement
  (see Note B)                                            (470)            (451)
                                                --------------   --------------
Net expenses                                         2,145,817        2,440,910
                                                --------------   --------------
Net investment income                                7,437,553        9,204,863
                                                --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                            1,591,075        1,377,981
  Futures contracts                                     96,382          152,975
  Swap contracts                                        29,878          (14,352)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                            8,433         (838,789)
  Futures contracts                                     55,152          (84,105)
  Swap contracts                                       (36,712)          33,881
                                                --------------   --------------
Net gain on investment transactions                  1,744,208          627,591
                                                --------------   --------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                               $    9,181,761   $    9,832,454
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 89


                                                 Massachusetts      Michigan
                                                ==============   ==============
INVESTMENT INCOME
Interest                                        $    7,016,823   $    7,169,097
                                                --------------   --------------
EXPENSES
Advisory fee                                           616,064          620,967
Distribution fee--Class A                              132,008          146,287
Distribution fee--Class B                              579,884          446,660
Distribution fee--Class C                              349,121          445,645
Custodian                                              125,901          128,212
Transfer agency                                         73,799           95,527
Administrative                                          72,500           72,500
Audit                                                   30,568           37,604
Printing                                                30,250           38,643
Legal                                                   25,924           29,006
Registration                                            17,218              563
Trustees' fees                                           2,700            2,300
Miscellaneous                                            3,312           12,351
                                                --------------   --------------
Total expenses                                       2,059,249        2,076,265
Less: expenses waived and reimbursed by
  the Adviser (see Note B)                            (285,796)         (72,500)
Less: expense offset arrangement
  (see Note B)                                            (543)            (544)
                                                --------------   --------------
Net expenses                                         1,772,910        2,003,221
                                                --------------   --------------
Net investment income                                5,243,913        5,165,876
                                                --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                            1,083,305        1,618,153
  Futures contracts                                     73,219            9,357
  Swap contracts                                        30,251         (124,722)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                         (598,457)        (285,748)
  Futures contracts                                   (121,885)          25,777
  Swap contracts                                       (36,372)         (27,122)
                                                --------------   --------------
Net gain on investment transactions                    430,061        1,215,695
                                                --------------   --------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                               $    5,673,974   $    6,381,571
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

90 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                   Minnesota       New Jersey
                                                ==============   ==============
INVESTMENT INCOME
Interest                                        $    4,996,843   $    9,540,260
                                                --------------   --------------
EXPENSES
Advisory fee                                           447,564          836,721
Distribution fee--Class A                              201,177          228,565
Distribution fee--Class B                              159,067          731,249
Distribution fee--Class C                              164,930          366,247
Custodian                                              135,454          135,819
Administrative                                          72,500           72,500
Transfer agency                                         54,768          133,130
Legal                                                   32,958           26,209
Printing                                                26,359           57,080
Audit                                                   26,117           37,600
Registration                                             6,825           14,239
Trustees' fees                                           2,800            3,500
Miscellaneous                                           11,813           13,114
                                                --------------   --------------
Total expenses                                       1,342,332        2,655,973
Less: expenses waived and reimbursed by
  the Adviser (see Note B)                            (220,082)        (269,445)
Less: expense offset arrangement
  (see Note B)                                            (325)            (620)
                                                --------------   --------------
Net expenses                                         1,121,925        2,385,908
                                                --------------   --------------
Net investment income                                3,874,918        7,154,352
                                                --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                              255,373        1,192,772
  Futures contracts                                    (18,539)        (132,177)
  Swap contracts                                        15,747           74,713
Net change in unrealized
  appreciation/depreciation of:
  Investments                                          273,996          115,507
  Futures contracts                                         -0-         171,142
  Swap contracts                                       (19,085)         (70,166)
                                                --------------   --------------
Net gain on investment transactions                    507,492        1,351,791
                                                --------------   --------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                               $    4,382,410   $    8,506,143
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 91


                                                     Ohio         Pennsylvania
                                                ==============   ==============
INVESTMENT INCOME
Interest                                        $    9,803,011   $    8,242,191
                                                --------------   --------------
EXPENSES
Advisory fee                                           874,235          721,562
Distribution fee--Class A                              247,051          227,883
Distribution fee--Class B                              638,558          492,135
Distribution fee--Class C                              480,675          351,726
Custodian                                              135,943          129,607
Transfer agency                                        112,382          115,466
Administrative                                          72,500           72,500
Printing                                                51,801           47,979
Legal                                                   39,832           28,916
Audit                                                   37,263           36,114
Registration                                             6,018           12,588
Trustees' fees                                           3,000            2,700
Miscellaneous                                            6,682            5,790
                                                --------------   --------------
Total expenses                                       2,705,940        2,244,966
Less: expenses waived and reimbursed by
  the Adviser (see Note B)                            (270,498)        (130,442)
Less: expense offset arrangement
  (see Note B)                                            (652)            (524)
                                                --------------   --------------
Net expenses                                         2,434,790        2,114,000
                                                --------------   --------------
Net investment income                                7,368,221        6,128,191
                                                --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain on:
  Investment transactions                              512,233        2,056,727
  Futures contracts                                     45,416           85,189
  Swap contracts                                        17,359           25,759
Net change in unrealized
  appreciation/depreciation of:
  Investments                                          229,601       (1,424,113)
  Futures contracts                                     (5,126)              -0-
  Swap contracts                                       (22,744)         (21,637)
                                                --------------   --------------
Net gain on investment transactions                    776,739          721,925
                                                --------------   --------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                               $    8,144,960   $    6,850,116
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

92 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                                    Virginia
                                                                 ==============
INVESTMENT INCOME
Interest                                                         $    8,434,560
                                                                 --------------
EXPENSES
Advisory fee                                                            727,531
Distribution fee--Class A                                               230,390
Distribution fee--Class B                                               569,854
Distribution fee--Class C                                               278,914
Custodian                                                               129,252
Transfer agency                                                          82,850
Administrative                                                           72,500
Audit                                                                    36,365
Legal                                                                    29,023
Printing                                                                 27,210
Registration                                                              6,959
Trustees' fees                                                            2,200
Miscellaneous                                                             5,078
                                                                 --------------
Total expenses                                                        2,198,126
Less: expenses waived and reimbursed by the Adviser
  (see Note B)                                                         (439,524)
Less: expense offset arrangement (see Note B)                              (414)
                                                                 --------------
Net expenses                                                          1,758,188
                                                                 --------------
Net investment income                                                 6,676,372
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
TRANSACTIONS
Net realized gain on:
  Investment transactions                                             1,004,230
  Futures contracts                                                      81,363
  Swap contracts                                                         26,588
Net change in unrealized appreciation/depreciation of:
  Investments                                                          (255,927)
  Futures contracts                                                    (118,151)
  Swap contracts                                                        (26,894)
                                                                 --------------
Net gain on investment transactions                                     711,209
                                                                 --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $    7,387,581
                                                                 ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 93


STATEMENT OF CHANGES IN NET ASSETS

                                                           Arizona
                                                ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2005             2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    7,437,553   $    8,743,004
Net realized gain on
  investment transactions                            1,717,335          429,218
Net change in unrealized
  appreciation/depreciation
  of investments                                        26,873        2,392,535
                                                --------------   --------------
Net increase in net assets
  from operations                                    9,181,761       11,564,757

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (4,128,486)      (4,498,712)
  Class B                                           (2,535,386)      (3,339,827)
  Class C                                             (783,563)        (889,719)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                             12,193,038      (32,967,788)
                                                --------------   --------------
Total increase (decrease)                           13,927,364      (30,131,289)

NET ASSETS
Beginning of period                                185,957,207      216,088,496
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(207,498) and $(235,786),
  respectively)                                 $  199,884,571   $  185,957,207
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

94 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II



                                                           Florida
                                                ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2005             2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    9,204,863   $   10,547,656
Net realized gain on
  investment transactions                            1,516,604          738,776
Net change in unrealized
  appreciation/depreciation
  of investments                                      (889,013)         730,912
                                                --------------   --------------
Net increase in net assets
  from operations                                    9,832,454       12,017,344

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (4,995,087)      (5,007,559)
  Class B                                           (2,662,613)      (3,858,129)
  Class C                                           (1,551,635)      (1,765,473)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                                898,587      (42,766,066)
                                                --------------   --------------
Total increase (decrease)                            1,521,706      (41,379,883)

NET ASSETS
Beginning of period                                219,965,427      261,345,310
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(254,651) and $(327,003),
  respectively)                                 $  221,487,133   $  219,965,427
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 95


                                                         Massachusetts
                                                ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2005             2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    5,243,913   $    6,327,232
Net realized gain on
  investment transactions                            1,186,775          757,299
Net change in unrealized
  appreciation/depreciation
  of investments                                      (756,714)         943,482
                                                --------------   --------------
Net increase in net assets
  from operations                                    5,673,974        8,028,013

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,900,538)      (1,934,023)
  Class B                                           (2,117,577)      (2,837,125)
  Class C                                           (1,271,360)      (1,599,200)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                        (1,134,517)     (29,743,076)
                                                --------------   --------------
Total decrease                                        (750,018)     (28,085,411)

NET ASSETS
Beginning of period                                138,777,339      166,862,750
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  ($145,290) and ($224,034),
  respectively)                                 $  138,027,321   $  138,777,339
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

96 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                            Michigan
                                                ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2005             2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    5,165,876   $    5,969,577
Net realized gain (loss) on
  investment transactions                            1,502,788         (866,133)
Net change in unrealized
  appreciation/depreciation
  of investments                                      (287,093)       2,125,890
                                                --------------   --------------
Net increase in net assets
  from operations                                    6,381,571        7,229,334

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (2,048,050)      (2,100,652)
  Class B                                           (1,583,188)      (2,082,085)
  Class C                                           (1,567,468)      (1,882,103)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                              1,844,200      (30,867,045)
                                                --------------   --------------
Total increase (decrease)                            3,027,065      (29,702,551)

NET ASSETS
Beginning of period                                136,349,128      166,051,679
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  ($149,734) and ($247,917),
  respectively)                                 $  139,376,193   $  136,349,128
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 97


                                                           Minnesota
                                                ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2005             2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    3,874,918   $    4,296,944
Net realized gain (loss) on
  investment transactions                              252,581         (598,756)
Net change in unrealized
  appreciation/depreciation
  of investments                                       254,911          320,698
                                                --------------   --------------
Net increase in net assets
  from operations                                    4,382,410        4,018,886

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (2,767,647)      (2,911,067)
  Class B                                             (544,815)        (790,152)
  Class C                                             (564,193)        (667,428)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                              2,020,229      (12,559,742)
                                                --------------   --------------
Total increase (decrease)                            2,525,984      (12,909,503)

NET ASSETS
Beginning of period                                 98,225,366      111,134,869
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(109,318) and $(198,886),
  respectively)                                 $  100,751,350   $   98,225,366
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

98 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                          New Jersey
                                                ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2005             2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    7,154,352   $    8,916,223
Net realized gain (loss) on
  investment transactions                            1,135,308         (695,568)
Net change in unrealized
  appreciation/depreciation
  of investments                                       216,483        1,384,341
                                                --------------   --------------
Net increase in net assets
  from operations                                    8,506,143        9,604,996

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (3,280,121)      (3,553,756)
  Class B                                           (2,637,795)      (3,818,735)
  Class C                                           (1,323,005)      (1,625,521)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                       (27,635,191)     (40,240,977)
                                                --------------   --------------
Total decrease                                     (26,369,969)     (39,633,993)

NET ASSETS
Beginning of period                                197,925,062      237,559,055
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(185,196) and $(363,950),
  respectively)                                 $  171,555,093   $  197,925,062
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 99


                                                             Ohio
                                                ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2005             2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    7,368,221   $    8,222,031
Net realized gain on
  investment transactions                              575,008        1,078,821
Net change in unrealized
  appreciation/depreciation
  of investments                                       201,731         (531,664)
                                                --------------   --------------
Net increase in net assets
  from operations                                    8,144,960        8,769,188

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (3,437,306)      (3,475,838)
  Class B                                           (2,219,109)      (2,917,779)
  Class C                                           (1,669,222)      (1,912,131)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                        (8,887,469)     (16,511,187)
                                                --------------   --------------
Total decrease                                      (8,068,146)     (16,047,747)

NET ASSETS
Beginning of period                                196,537,818      212,585,565
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(164,470) and $(237,836),
  respectively)                                 $  188,469,672   $  196,537,818
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

100 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Pennsylvania
                                                ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2005             2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    6,128,191   $    7,537,811
Net realized gain on
  investment transactions                            2,167,675        3,344,671
Net change in unrealized
  appreciation/depreciation
  of investments                                    (1,445,750)      (2,869,672)
                                                --------------   --------------
Net increase in net assets
  from operations                                    6,850,116        8,012,810

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (3,168,680)      (3,622,102)
  Class B                                           (1,703,571)      (2,424,676)
  Class C                                           (1,220,485)      (1,540,948)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                       (11,672,434)     (29,952,854)
                                                --------------   --------------
Total decrease                                     (10,915,054)     (29,527,770)

NET ASSETS
Beginning of period                                165,851,612      195,379,382
                                                --------------   --------------
End of period (including distributions in
  excess of net investment income of
  $(157,228) and $(218,442),
  respectively)                                 $  154,936,558   $  165,851,612
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 101


                                                            Virginia
                                                ===============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2005             2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    6,676,372   $    7,504,459
Net realized gain on
  investment transactions                            1,112,181          998,876
Net change in unrealized
  appreciation/depreciation
  of investments                                      (400,972)        (967,575)
                                                --------------   --------------
Net increase in net assets
  from operations                                    7,387,581        7,535,760

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (3,470,089)      (3,120,967)
  Class B                                           (2,174,673)      (3,017,851)
  Class C                                           (1,075,706)      (1,253,250)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                              5,117,842      (29,022,339)
                                                --------------   --------------
Total increase (decrease)                            5,784,955      (28,878,647)

NET ASSETS
Beginning of period                                158,720,598      187,599,245
                                                --------------   --------------
End of period (including undistributed
  net investment income of $115,304
  and $132,089, respectively)                   $  164,505,553   $  158,720,598
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

102 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


NOTES TO FINANCIAL STATEMENTS
September 30, 2005

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the "Fund"), which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 103


to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price; the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains to its shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.


_______________________________________________________________________________

104 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. As described more fully in the prospectus for the Portfolios, each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the average daily net assets of each Portfolio. Prior to September 7, 2004, the Fund paid the Adviser an advisory fee at an annual rate of .625% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the year ended September 30, 2005, the Adviser has voluntarily agreed to waive a portion of its advisory fees. The aggregate amounts of such fee waivers were as follows: Arizona Portfolio, $367,089; Florida Portfolio, $403,718; Massachusetts Portfolio, $285,796; Michigan Portfolio, $0; Minnesota Portfolio, $147,582; New Jersey Portfolio,


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 105


$269,445; Ohio Portfolio, $270,498; Pennsylvania Portfolio, $130,442; and Virginia Portfolio, $367,024.

Effective January 1, 2004 through September 6, 2004, in connection with the Adviser's settlement with the New York Attorney General's office ("NYAG") the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above.For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Effective June 16, 2004, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses on an annual basis as follows:

                                               Effective June 16, 2004
                                 ----------------------------------------------
Portfolios                           Class A         Class B         Class C
-------------------------------------------------------------------------------
Arizona                               0.78%           1.48%           1.48%
Florida                               0.78%           1.48%           1.48%
Massachusetts                         0.82%           1.52%           1.52%
Michigan                              1.01%           1.71%           1.71%
Minnesota                             0.90%           1.60%           1.60%
New Jersey                            0.87%           1.57%           1.57%
Ohio                                  0.85%           1.55%           1.55%
Pennsylvania                          0.95%           1.65%           1.65%
Virginia                              0.72%           1.42%           1.42%


Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania Portfolios each paid $72,500 to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the year ended September 30, 2005. Additionally, the Adviser voluntarily agreed to waive all such fees for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $72,500 for each of these Portfolios.

Each Portfolio compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement, for providing personnel and facilities to perform transfer agency services for each Portfolio. AGIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended September 30, 2005, such compensation retained by AGIS amounted to:
Arizona Portfolio, $35,339; Florida Portfolio, $35,969; Massachusetts Portfolio, $37,112; Michigan Portfolio, $47,767; Minnesota Portfolio, $31,415; New Jersey Portfolio, $61,832; Ohio Portfolio, $51,028; Pennsylvania Portfolio, $54,671; and Virginia Portfolio, $37,609.

For the year ended September 30, 2005, each Portfolio's expenses were reduced under an expense offset arrangement with AGIS, as follows: Arizona Portfolio, by $470; Florida Portfolio, by $451; Massachusetts Portfolio, by $543;


_______________________________________________________________________________

106 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Michigan Portfolio, by $544; Minnesota Portfolio, by $325; New Jersey Portfolio, by $620; Ohio Portfolio, by $652; Pennsylvania Portfolio, by $524; and Virginia Portfolio, by $414.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc. a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the year ended September 30, 2005 as follows:


                       Front End         Contingent Deferred Sales Charges
                     Sales Charges    -----------------------------------------
Portfolio               Class A         Class A        Class B        Class C
-------------------------------------------------------------------------------
Arizona                 $38,075         $   151        $37,149        $10,687
Florida                  33,138              32         55,912          2,376
Massachusetts             9,833              -0-        28,627          2,907
Michigan                 15,465          13,186         35,070          9,375
Minnesota                 9,447              -0-         5,319          2,829
New Jersey                5,870              -0-        46,169          8,213
Ohio                     18,079             107         68,858          5,038
Pennsylvania              8,837              -0-        18,872          2,247
Virginia                 21,636             323         25,866          1,125


NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                        Class B          Class C
------------------------------------------------------------------------------
Arizona                                        $ 4,249,236      $ 1,163,794
Florida                                          4,376,921        2,614,095
Massachusetts                                    3,910,688        2,623,071
Michigan                                         3,529,136        3,287,915
Minnesota                                        2,769,872        2,048,398
New Jersey                                       5,685,762        2,657,944
Ohio                                             4,876,279        2,872,269
Pennsylvania                                     3,871,076        2,513,938
Virginia                                         4,091,556        1,890,794


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 107


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended September 30, 2005 were as follows:

Portfolio                                       Purchases          Sales
-----------------------------------------------------------------------------
Arizona                                       $ 54,987,776     $ 46,282,440
Florida                                         48,034,421       57,806,555
Massachusetts                                   40,307,806       34,500,482
Michigan                                        23,110,971       25,775,399
Minnesota                                       15,641,049       12,986,053
New Jersey                                      69,045,763       91,180,899
Ohio                                            42,361,631       50,458,924
Pennsylvania                                    53,802,994       62,222,760
Virginia                                        44,985,637       36,601,649

There were no purchases or sales of U.S. government and government agency obligations during the period.

At September 30, 2005, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows (excluding futures and swap contracts):

                                              Gross Unrealized     Gross Unrealized     Net Unrealized
Portfolio                     Tax Cost          Appreciation         Depreciation        Appreciation
------------------------------------------------------------------------------------------------------
Arizona                    $ 190,112,367         $ 7,857,893           $ 401,957         $ 7,455,936
Florida                      208,071,401          10,370,760             290,841          10,079,919
Massachusetts                135,501,744           7,789,952             219,401           7,570,551
Michigan                     131,247,113           6,248,671              85,050           6,163,621
Minnesota                     94,996,854           4,564,973              42,045           4,522,928
New Jersey                   162,943,784          10,483,163             197,160          10,286,003
Ohio                         178,729,074           8,040,854             178,387           7,862,467
Pennsylvania                 147,057,263           7,122,084             184,704           6,937,380
Virginia                     162,794,650           7,286,971             629,319           6,657,652


1. Swap Agreements

The Portfolios may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount


_______________________________________________________________________________

108 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Portfolios accrue for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statements of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Portfolios may enter into credit default swaps. The Portfolios may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Portfolio receives/(pays) semi-annual fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, if the Portfolio is a seller and a credit event occurs, the value of the referenced obliga-


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 109


tion received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Portfolio.

2. Financial Futures Contracts

The Portfolios may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolios bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of securities hedged or used to cover.

At the time the Portfolios enter into a futures contract, the Portfolios deposit and maintain as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risk may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest for each Portfolio were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
                    September 30,  September 30,   September 30,   September 30,
Arizona Portfolio        2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            3,113,599     1,816,955    $ 34,510,747    $ 19,654,453
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              265,134       253,239       2,937,022       2,738,939
-------------------------------------------------------------------------------
Shares converted
  from Class B           581,305       242,630       6,441,636       2,628,449
-------------------------------------------------------------------------------
Shares redeemed       (1,959,807)   (3,603,140)    (21,672,509)    (38,483,415)
-------------------------------------------------------------------------------
Net increase
  (decrease)           2,000,231    (1,290,316)   $ 22,216,896    $(13,461,574)
===============================================================================


_______________________________________________________________________________

110 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
                    September 30,  September 30,   September 30,   September 30,
Arizona Portfolio        2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class B
Shares sold              347,941       422,767    $  3,851,908    $  4,562,500
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              174,462       183,091       1,929,149       1,975,490
-------------------------------------------------------------------------------
Shares converted
  to Class A            (582,252)     (243,001)     (6,441,636)     (2,628,449)
-------------------------------------------------------------------------------
Shares redeemed       (1,248,248)   (1,698,740)    (13,807,130)    (18,255,043)
-------------------------------------------------------------------------------
Net decrease          (1,308,097)   (1,335,883)   $(14,467,709)   $(14,345,502)
===============================================================================

Class C
Shares sold              753,354       245,890    $  8,347,411    $  2,642,897
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               50,413        46,972         557,696         506,454
-------------------------------------------------------------------------------
Shares redeemed         (403,172)     (773,418)     (4,461,256)     (8,310,063)
-------------------------------------------------------------------------------
Net increase
  (decrease)             400,595      (480,556)   $  4,443,851    $ (5,160,712)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Florida             September 30,  September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            3,054,191     1,710,561    $ 31,538,480    $ 17,415,995
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              277,465       251,493       2,860,377       2,560,987
-------------------------------------------------------------------------------
Shares converted
  from Class B         1,201,167       563,078      12,402,455       5,753,892
-------------------------------------------------------------------------------
Shares redeemed       (2,036,995)   (3,384,839)    (20,972,424)    (34,394,909)
-------------------------------------------------------------------------------
Net increase
  (decrease)           2,495,828      (859,707)   $ 25,828,888    $ (8,664,035)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 111


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Florida             September 30,  September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class B
Shares sold              395,639       584,033    $  4,081,616    $  5,967,037
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              171,181       230,160       1,764,739       2,346,053
-------------------------------------------------------------------------------
Shares converted
  to Class A          (1,200,412)     (562,716)    (12,402,455)     (5,753,892)
-------------------------------------------------------------------------------
Shares redeemed       (1,846,855)   (2,821,698)    (19,026,418)    (28,652,939)
-------------------------------------------------------------------------------
Net decrease          (2,480,447)   (2,570,221)   $(25,582,518)   $(26,093,741)
===============================================================================

Class C
Shares sold              558,919       454,345    $  5,767,085    $  4,623,863
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               96,268        88,898         992,651         906,337
-------------------------------------------------------------------------------
Shares redeemed         (592,144)   (1,332,473)     (6,107,519)    (13,538,490)
-------------------------------------------------------------------------------
Net increase
  (decrease)              63,043      (789,230)   $    652,217    $ (8,008,290)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Massachusetts       September 30,  September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,113,609       493,792    $ 12,245,067    $  5,319,266
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              123,249       119,908       1,354,163       1,294,866
-------------------------------------------------------------------------------
Shares converted
  from Class B           537,902       246,649       5,914,420       2,665,723
-------------------------------------------------------------------------------
Shares redeemed         (573,238)   (1,516,546)     (6,289,262)    (16,318,133)
-------------------------------------------------------------------------------
Net increase
  (decrease)           1,201,522      (656,197)   $ 13,224,388    $ (7,038,278)
===============================================================================


_______________________________________________________________________________

112 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Massachusetts       September 30,  September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class B
Shares sold              285,376       592,959    $  3,124,965    $  6,408,781
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              148,378       191,847       1,626,839       2,068,284
-------------------------------------------------------------------------------
Shares converted
  to Class A            (538,867)     (247,107)     (5,914,420)     (2,665,723)
-------------------------------------------------------------------------------
Shares redeemed       (1,120,985)   (1,590,598)    (12,282,946)    (17,116,730)
-------------------------------------------------------------------------------
Net decrease          (1,226,098)   (1,052,899)   $(13,445,562)   $(11,305,388)
===============================================================================

Class C
Shares sold              403,369       229,325    $  4,423,251    $  2,465,081
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               87,872       102,555         963,499       1,106,428
-------------------------------------------------------------------------------
Shares redeemed         (574,758)   (1,389,337)     (6,300,093)    (14,970,919)
-------------------------------------------------------------------------------
Net decrease             (83,517)   (1,057,457)   $   (913,343)   $(11,399,410)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Michigan            September 30,  September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,427,432       685,970    $ 15,559,730    $  7,322,243
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              142,408       135,740       1,551,292       1,451,930
-------------------------------------------------------------------------------
Shares converted
  from Class B           130,504       159,363       1,419,836       1,703,482
-------------------------------------------------------------------------------
Shares redeemed         (885,446)   (1,736,145)     (9,645,744)    (18,537,487)
-------------------------------------------------------------------------------
Net increase
  (decrease)             814,898      (755,072)   $  8,885,114    $ (8,059,832)
===============================================================================

Class B
Shares sold              264,822       330,858    $  2,879,800    $  3,534,645
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              113,996       138,828       1,239,254       1,483,681
-------------------------------------------------------------------------------
Shares converted
  to Class A            (130,719)     (159,616)     (1,419,836)     (1,703,482)
-------------------------------------------------------------------------------
Shares redeemed         (845,977)   (1,327,858)     (9,199,199)    (14,127,851)
-------------------------------------------------------------------------------
Net decrease            (597,878)   (1,017,788)   $ (6,499,981)   $(10,813,007)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 113


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Michigan            September 30,  September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class C
Shares sold              654,424       511,806    $  7,118,899    $  5,462,625
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              120,364       134,326       1,308,696       1,435,404
-------------------------------------------------------------------------------
Shares redeemed         (824,478)   (1,771,487)     (8,968,528)    (18,892,235)
-------------------------------------------------------------------------------
Net decrease             (49,690)   (1,125,355)   $   (540,933)   $(11,994,206)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Minnesota           September 30,  September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,005,853       835,101    $ 10,290,189    $  8,472,492
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              143,633       147,489       1,468,164       1,490,538
-------------------------------------------------------------------------------
Shares converted
  from Class B            95,260       273,039         972,353       2,768,139
-------------------------------------------------------------------------------
Shares redeemed         (853,580)   (1,510,873)     (8,730,657)    (15,207,560)
-------------------------------------------------------------------------------
Net increase
  (decrease)             391,166      (255,244)   $  4,000,049    $ (2,476,391)
===============================================================================


Class B
Shares sold               59,851        69,211    $    610,556    $    696,429
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               37,033        47,422         378,375         479,462
-------------------------------------------------------------------------------
Shares converted
  to Class A             (95,282)     (273,093)       (972,353)     (2,768,139)
-------------------------------------------------------------------------------
Shares redeemed         (260,907)     (569,696)     (2,665,925)     (5,709,020)
-------------------------------------------------------------------------------
Net decrease            (259,305)     (726,156)   $ (2,649,347)   $ (7,301,268)
===============================================================================


Class C
Shares sold              247,982       188,820    $  2,537,909    $  1,921,416
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               40,700        43,222         416,410         436,976
-------------------------------------------------------------------------------
Shares redeemed         (223,533)     (510,220)     (2,284,792)     (5,140,475)
-------------------------------------------------------------------------------
Net increase
  (decrease)              65,149      (278,178)   $    669,527    $ (2,782,083)
===============================================================================


_______________________________________________________________________________

114 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
New Jersey          September 30,  September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              698,884       853,157    $  6,934,437    $  8,224,363
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              212,447       216,331       2,109,626       2,115,072
-------------------------------------------------------------------------------
Shares converted
  from Class B           852,780       409,676       8,474,476       4,000,360
-------------------------------------------------------------------------------
Shares redeemed       (1,668,847)   (2,066,696)    (16,555,950)    (20,116,127)
-------------------------------------------------------------------------------
Net increase
  (decrease)              95,264      (587,532)   $    962,589    $ (5,776,332)
===============================================================================


Class B
Shares sold              363,143       697,740    $  3,606,473    $  6,850,735
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              208,665       275,371       2,071,969       2,695,250
-------------------------------------------------------------------------------
Shares converted
  to Class A            (852,370)     (409,570)     (8,474,476)     (4,000,360)
-------------------------------------------------------------------------------
Shares redeemed       (2,309,239)   (3,296,698)    (22,929,685)    (32,204,881)
-------------------------------------------------------------------------------
Net decrease          (2,589,801)   (2,733,157)   $(25,725,719)   $(26,659,256)
===============================================================================


Class C
Shares sold              303,012       417,412    $  3,014,021    $  4,097,945
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               99,506       122,163         988,708       1,195,852
-------------------------------------------------------------------------------
Shares redeemed         (692,695)   (1,340,581)     (6,874,790)    (13,099,186)
-------------------------------------------------------------------------------
Net decrease            (290,177)     (801,006)   $ (2,872,061)   $ (7,805,389)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 115


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
                    September 30,  September 30,   September 30,   September 30,
Ohio Portfolio           2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,499,480     1,886,009    $ 15,258,582    $ 19,017,967
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              261,022       220,493       2,657,680       2,210,176
-------------------------------------------------------------------------------
Shares converted
  from Class B           511,564       388,061       5,209,768       3,893,738
-------------------------------------------------------------------------------
Shares redeemed       (1,555,717)   (2,223,776)    (15,860,873)    (22,211,418)
-------------------------------------------------------------------------------
Net increase             716,349       270,787    $  7,265,157    $  2,910,463
===============================================================================


Class B
Shares sold              338,582       662,437    $  3,441,546    $  6,647,136
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              176,471       199,607       1,794,778       2,004,218
-------------------------------------------------------------------------------
Shares converted
  to Class A            (511,963)     (388,345)     (5,209,768)     (3,893,738)
-------------------------------------------------------------------------------
Shares redeemed       (1,512,207)   (1,829,708)    (15,387,457)    (18,259,873)
-------------------------------------------------------------------------------
Net decrease          (1,509,117)   (1,356,009)   $(15,360,901)   $(13,502,257)
===============================================================================


Class C
Shares sold              679,901       796,592    $  6,922,394    $  8,009,879
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              120,262       129,208       1,223,960       1,295,135
-------------------------------------------------------------------------------
Shares redeemed         (880,040)   (1,527,990)     (8,938,079)    (15,224,407)
-------------------------------------------------------------------------------
Net decrease             (79,877)     (602,190)   $   (791,725)   $ (5,919,393)
===============================================================================


_______________________________________________________________________________

116 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Pennsylvania        September 30, September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              720,496       677,551    $  7,598,951    $  7,100,907
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              225,234       217,766       2,377,548       2,274,994
-------------------------------------------------------------------------------
Shares converted
  from Class B           567,538       402,276       5,992,252       4,196,909
-------------------------------------------------------------------------------
Shares redeemed       (1,133,334)   (2,275,049)    (11,941,959)    (23,664,109)
-------------------------------------------------------------------------------
Net increase
  (decrease)             379,934      (977,456)   $  4,026,792    $(10,091,299)
===============================================================================


Class B
Shares sold              220,882       454,948    $  2,332,381    $  4,771,620
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              129,930       161,398       1,371,107       1,686,496
-------------------------------------------------------------------------------
Shares converted
  to Class A            (567,461)     (402,276)     (5,992,252)     (4,196,909)
-------------------------------------------------------------------------------
Shares redeemed       (1,117,373)   (1,466,692)    (11,785,503)    (15,284,200)
-------------------------------------------------------------------------------
Net decrease          (1,334,022)   (1,252,622)   $(14,074,267)   $(13,022,993)
===============================================================================


Class C
Shares sold              295,817       416,703    $  3,115,893    $  4,360,442
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               83,409        99,105         880,384       1,036,103
-------------------------------------------------------------------------------
Shares redeemed         (533,727)   (1,176,051)     (5,621,236)    (12,235,107)
-------------------------------------------------------------------------------
Net decrease            (154,501)     (660,243)   $ (1,624,959)   $ (6,838,562)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 117


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Virginia             September 30,  September 30,  September 30,  September 30,
Portfolio                2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,852,144       721,090    $ 20,080,730    $  7,741,295
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              225,838       172,805       2,448,903       1,853,259
-------------------------------------------------------------------------------
Shares converted
  from Class B         1,040,313       346,135      11,278,931       3,702,656
-------------------------------------------------------------------------------
Shares redeemed         (878,123)   (1,945,886)     (9,519,221)    (20,929,706)
-------------------------------------------------------------------------------
Net increase
  (decrease)           2,240,172      (705,856)   $ 24,289,343    $ (7,632,496)
===============================================================================


Class B
Shares sold              246,812       332,963    $  2,669,914    $  3,563,832
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              165,916       208,167       1,794,786       2,229,060
-------------------------------------------------------------------------------
Shares converted
  to Class A          (1,042,236)     (346,793)    (11,278,931)     (3,702,656)
-------------------------------------------------------------------------------
Shares redeemed       (1,203,697)   (1,747,995)    (13,017,637)    (18,646,618)
-------------------------------------------------------------------------------
Net decrease          (1,833,205)   (1,553,658)   $(19,831,868)   $(16,556,382)
===============================================================================


Class C
Shares sold              520,792       279,406    $  5,635,955    $  2,993,497
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               85,500        84,969         924,567         909,079
-------------------------------------------------------------------------------
Shares redeemed         (547,340)     (818,991)     (5,900,155)     (8,736,037)
-------------------------------------------------------------------------------
Net increase
  (decrease)              58,952      (454,616)   $    660,367    $ (4,833,461)
===============================================================================


NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended September 30, 2005.


_______________________________________________________________________________

118 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


NOTE G

Distributions To Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004 were as follows:

Arizona Portfolio                                2005             2004
                                            ==============   ==============
Distributions paid from:
  Tax-exempt income                         $    7,400,654   $    8,726,911
  Ordinary income                                   46,781            1,347
                                            --------------   --------------
Total distributions paid                    $    7,447,435   $    8,728,258
                                            ==============   ==============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $   (1,048,274)(a)
Unrealized appreciation/(depreciation)                            7,451,451(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $    6,403,177(c)
                                                             ==============


(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,048,274 of which $577,141 expires in the year 2008, $383,250 expires in the year 2010 and $87,883 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $1,731,528.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes gains/losses on certain derivative instruments and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income and the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income, an increase in accumulated net realized loss on investment transactions, and a decrease in additional paid in capital. This reclassification had no effect on net assets.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 119


Florida Portfolio                                2005             2004
                                            ==============   ==============
Distributions paid from:
  Tax-exempt income                         $    9,106,816   $   10,571,299
  Ordinary income                                  102,519           59,862
                                            --------------   --------------
Total distributions paid                    $    9,209,335   $   10,631,161
                                            ==============   ==============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $   (8,759,470)(a)
Unrealized appreciation/(depreciation)                           10,084,729(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $    1,325,259(c)
                                                             ==============


(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $8,759,470 of which $5,279,565 expires in the year 2008, $3,475,986 expires in the year 2009 and $3,919 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $1,388,484.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income and the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income, an increase in accumulated net realized loss on investment transactions, and a decrease in additional paid in capital. This reclassification had no effect on net assets.


_______________________________________________________________________________

120 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II



Massachusetts Portfolio                          2005             2004
                                            ==============   ==============
Distributions paid from:
  Tax-exempt income                         $    5,160,022   $    6,350,688
  Ordinary income                                  129,453           19,660
                                            --------------   --------------
Total distributions paid                    $    5,289,475   $    6,370,348
                                            ==============   ==============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $   (9,987,612)(a)
Unrealized appreciation/(depreciation)                            7,564,071(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $   (2,423,541)(c)
                                                             ==============


(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $9,987,612 of which $6,209,284 expires in the year 2008, $1,585,051 expires in the year 2009 and $2,193,277 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $990,309.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income and the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income, an increase in accumulated net realized loss on investment transactions, and a decrease in additional paid in capital. This reclassification had no effect on net assets.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 121


Michigan Portfolio                               2005             2004
                                            ==============   ==============
Distributions paid from:
  Tax-exempt income                         $    5,052,285   $    6,024,571
  Ordinary income                                   46,347           40,269
  Long term capital gains                          100,074               -0-
                                            --------------   --------------
Total distributions paid                    $    5,198,706   $    6,064,840
                                            ==============   ==============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Long term capital gains                                      $      116,322
Unrealized appreciation/(depreciation)                            6,160,210(a)
                                                             --------------
Total accumulated earnings/(deficit)                         $    6,276,532(b)
                                                             ==============


(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(b) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $668,763.

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income and a decrease in accumulated net realized gain on investment transactions. This reclassification had no effect on net assets.


_______________________________________________________________________________

122 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Minnesota Portfolio                              2005             2004
                                            ==============   ==============
Distributions paid from:
  Tax-exempt income                         $    3,772,527   $    4,361,565
  Ordinary income                                  104,128            7,082
                                            --------------   --------------
Total distributions paid                    $    3,876,655   $    4,368,647
                                            ==============   ==============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $   (1,857,813)(a)
Unrealized appreciation/(depreciation)                            4,520,472(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $    2,662,659(c)
                                                             ==============


(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,857,813 of which $1,051,696 expires in the year 2008, $160,146 expires in the year 2009, $46,432 expires in the year 2010, $179,795 expires in the year 2011, $142,635 expires in the year 2012 and $277,109 expires in the year 2013. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income and the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income, an increase in accumulated net realized loss on investment transactions, and a decrease in additional paid in capital. This reclassification had no effect on net assets.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 123


New Jersey Portfolio                             2005             2004
                                            ==============   ==============
Distributions paid from:
  Tax-exempt income                         $    6,957,994   $    8,996,884
  Ordinary income                                  282,927            1,128
                                            --------------   --------------
Total distributions paid                    $    7,240,921   $    8,998,012
                                            ==============   ==============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $  (14,542,787)(a)
Unrealized appreciation/(depreciation)                           10,283,186(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $   (4,259,601)(c)
                                                             ==============


(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $14,542,787 of which $2,794,762 expires in the year 2008, $1,077,263 expires in the year 2009, $4,688,584 expires in the year 2010, $5,617,272 expires in the year 2011 and $364,906 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $532,533.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and the treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income and the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income, an increase in accumulated net realized loss on investment transactions, and a decrease in additional paid in capital. This reclassification had no effect on net assets.


_______________________________________________________________________________

124 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Ohio Portfolio                                   2005             2004
                                            ==============   ==============
Distributions paid from:
  Tax-exempt income                         $    7,265,838   $    8,184,647
  Ordinary income                                   59,799          121,101
                                            --------------   --------------
Total distributions paid                    $    7,325,637   $    8,305,748
                                            ==============   ==============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income                              $       37,927
Accumulated capital and other losses                             (7,249,248)(a)
Unrealized appreciation/(depreciation)                            7,870,152(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $      658,831(c)
                                                             ==============


(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $7,249,248 of which $1,952,430 expires in the year 2008, $1,639,021 expires in the year 2009, $3,620,192 expires in the year 2011 and $37,605 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005 the Portfolio utilized capital loss carryforwards of $539,100.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales , the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income and an increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 125


Pennsylvania Portfolio                           2005             2004
                                            ==============   ==============
Distributions paid from:
  Tax-exempt income                         $    6,033,362   $    7,539,043
  Ordinary income                                   59,374           48,683
                                            --------------   --------------
Total distributions paid                    $    6,092,736   $    7,587,726
                                            ==============   ==============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax Exempt Income                              $        8,595
Accumulated capital and other losses                             (2,420,483)(a)
Unrealized appreciation/(depreciation)                            6,942,506(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $    4,530,618(c)
                                                             ==============


(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,420,483 of which $1,699,951 expires in the year 2008, $274,791 expires in the year 2010 and $445,741 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $2,082,560.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation)are attributable primarily to the tax deferral of losses on wash sales, and the difference between book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income and an increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.


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126 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Virginia Portfolio                               2005             2004
                                            ==============   ==============
Distributions paid from:
  Tax-exempt income                         $    6,674,553   $    7,342,740
  Ordinary income                                   45,915           49,328
                                            --------------   --------------
Total distributions paid                    $    6,720,468   $    7,392,068
                                            ==============   ==============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt income                              $      313,192
Accumulated capital and other losses                             (2,593,499)(a)
Unrealized appreciation/(depreciation)                            6,656,866(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $    4,376,559(c)
                                                             ==============


(a) On September 30, 2005, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,593,499 of which $599,723 expires in the year 2008, $1,200,330 expires in the year 2009 and $793,446 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2005, the Portfolio utilized capital loss carryforwards of $966,719.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net increase in distributions in excess of net investment income and an increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.


NOTE H

Risks Involved in Investing in the Fund

Credit Risk--The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state's municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications.The Fund's maximum exposure under these arrangements is unknown.However, the Fund has not had prior claims or losses persuant to these contracts and expects the risk of loss thereunder to be remote.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 127


NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the


_______________________________________________________________________________

128 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws, and common law. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions, and removed all state court actions, to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual alle-


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 129


gations, which appear to be based in large part on the SEC Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAGComplaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAGOrder. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

130 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed. On October 19, 2005, the District Court granted in part, and denied in part, defendants' motion to dismiss the Aucoin Complaint and as a result the only claim remaining is plaintiffs' Section 36(b) claim.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 131


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Arizona Portfolio
                                            ---------------------------------------------------------------
                                                                       Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.95       $10.76       $11.02       $10.80       $10.47

Income From Investment
  Operations
Net investment income(b)(c)                      .47          .51          .51          .51          .54
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .11          .19         (.26)         .26          .34
Net increase in net asset value
  from operations                                .58          .70          .25          .77          .88

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.47)        (.51)        (.51)        (.51)        (.54)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.04)        (.01)
Total dividends and
  distributions                                 (.47)        (.51)        (.51)        (.55)        (.55)
Net asset value, end of period                $11.06       $10.95       $10.76       $11.02       $10.80

Total Return
Total investment return based
  on net asset value(d)                         5.36%        6.64%        2.35%        7.33%        8.56%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                           $111,704      $88,701     $101,040     $121,245      $88,261
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .78%         .78%         .78%         .78%         .78%
  Expenses, before waivers/
    reimbursements                               .97%        1.13%        1.11%        1.12%        1.22%
  Net investment income,
    net of waivers/
    reimbursements                              4.22%        4.69%        4.72%        4.73%        5.08%
Portfolio turnover rate                           25%          28%          28%          11%         119%


See footnote summary on page 159.


_______________________________________________________________________________

132 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Arizona Portfolio
                                            ---------------------------------------------------------------
                                                                       Class B
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.94       $10.74       $11.00       $10.78       $10.46

Income From Investment
  Operations
Net investment income(b)(c)                      .39          .43          .43          .43          .47
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .10          .20         (.26)         .27          .33
Net increase in net asset value
  from operations                                .49          .63          .17          .70          .80

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.39)        (.43)        (.43)        (.43)        (.47)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.05)        (.01)
Total dividends and
  distributions                                 (.39)        (.43)        (.43)        (.48)        (.48)
Net asset value, end of period                $11.04       $10.94       $10.74       $11.00       $10.78

Total Return
Total investment return based
  on net asset value(d)                         4.56%        5.98%        1.62%        6.65%        7.76%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $63,255      $76,951      $89,938      $92,349      $56,024
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                              1.68%        1.84%        1.82%        1.82%        1.93%
  Net investment income,
    net of waivers/
    reimbursements                              3.54%        4.00%        4.03%        4.02%        4.41%
Portfolio turnover rate                           25%          28%          28%          11%         119%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 133


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Arizona Portfolio
                                            ---------------------------------------------------------------
                                                                      Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.94       $10.74       $11.00       $10.78       $10.46

Income From Investment
  Operations
Net investment income(b)(c)                      .39          .43          .43          .43          .47
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .10          .20         (.26)         .27          .33
Net increase in net asset value
  from operations                                .49          .63          .17          .70          .80

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.39)        (.43)        (.43)        (.43)        (.47)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.05)        (.01)
Total dividends and
  distributions                                 (.39)        (.43)        (.43)        (.48)        (.48)
Net asset value, end of period                $11.04       $10.94       $10.74       $11.00       $10.78

Total Return
Total investment return based
  on net asset value(d)                         4.56%        5.98%        1.62%        6.65%        7.76%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $24,926      $20,305      $25,110      $24,258      $13,407
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                              1.67%        1.84%        1.82%        1.82%        1.93%
  Net investment income,
    net of waivers/
    reimbursements                              3.53%        4.00%        4.03%        4.00%        4.43%
Portfolio turnover rate                           25%          28%          28%          11%         119%


See footnote summary on page 159.


_______________________________________________________________________________

134 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Florida Portfolio
                                            ---------------------------------------------------------------
                                                                      Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.25       $10.17       $10.34       $10.16        $9.76

Income From Investment
  Operations
Net investment income(b)(c)                      .47          .49          .49          .52          .53
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .03          .08         (.13)         .19          .40
Net increase in net asset value
  from operations                                .50          .57          .36          .71          .93

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.47)        (.49)        (.53)        (.52)        (.53)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.01)          -0-
Total dividends and
  distributions                                 (.47)        (.49)        (.53)        (.53)        (.53)
Net asset value, end of period                $10.28       $10.25       $10.17       $10.34       $10.16

Total Return
Total investment return based
  on net asset value(d)                         5.01%        5.78%        3.54%        7.21%        9.71%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                           $127,541     $101,529     $109,543     $109,373      $97,714
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .78%         .78%         .78%         .78%         .78%
  Expenses, before waivers/
    reimbursements                               .97%        1.10%        1.11%        1.09%        1.13%
  Net investment income,
    net of waivers/
    reimbursements                              4.60%        4.83%        4.80%        5.18%        5.33%
Portfolio turnover rate                           23%          22%          30%          20%          70%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 135


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Florida Portfolio
                                            ---------------------------------------------------------------
                                                                     Class B
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.26       $10.18       $10.35       $10.17        $9.77

Income From Investment
  Operations
Net investment income(b)(c)                      .40          .42          .42          .45          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .03          .08         (.14)         .18          .39
Net increase in net asset value
  from operations                                .43          .50          .28          .63          .85

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.40)        (.42)        (.45)        (.45)        (.45)
Total dividends and
  distributions                                 (.40)        (.42)        (.45)        (.45)        (.45)
Net asset value, end of period                $10.29       $10.26       $10.18       $10.35       $10.17

Total Return
Total investment return based
  on net asset value(d)                         4.29%        4.96%        2.82%        6.45%        8.92%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $53,996      $79,266     $104,874     $105,583      $87,603
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                              1.67%        1.81%        1.81%        1.79%        1.84%
  Net investment income,
    net of waivers/
    reimbursements                              3.91%        4.12%        4.09%        4.47%        4.62%
Portfolio turnover rate                           23%          22%          30%          20%          70%


See footnote summary on page 159.


_______________________________________________________________________________

136 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Florida Portfolio
                                            ---------------------------------------------------------------
                                                                      Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.25       $10.18       $10.35       $10.17        $9.77

Income From Investment
  Operations
Net investment income(b)(c)                      .40          .42          .42          .45          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .04          .07         (.14)         .18          .39
Net increase in net asset value
  from operations                                .44          .49          .28          .63          .85

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.40)        (.42)        (.45)        (.45)        (.45)
Total dividends and
  distributions                                 (.40)        (.42)        (.45)        (.45)        (.45)
Net asset value, end of period                $10.29       $10.25       $10.18       $10.35       $10.17

Total Return
Total investment return based
  on net asset value(d)                         4.38%        4.96%        2.82%        6.45%        8.93%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $39,950      $39,170      $46,929      $49,102      $40,360
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                              1.67%        1.81%        1.81%        1.79%        1.83%
  Net investment income,
    net of waivers/
    reimbursements                              3.90%        4.13%        4.09%        4.47%        4.64%
Portfolio turnover rate                           23%          22%          30%          20%          70%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 137


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Massachusetts Portfolio
                                            ---------------------------------------------------------------
                                                                       Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.92       $10.79       $11.06       $11.05       $10.59

Income From Investment
  Operations
Net investment income(b)(c)                      .47          .51          .51          .54          .56
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .05          .13         (.26)         .04          .47
Net increase in net asset value
  from operations                                .52          .64          .25          .58         1.03

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.48)        (.51)        (.52)        (.54)        (.56)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.03)        (.01)
Total dividends and
  distributions                                 (.48)        (.51)        (.52)        (.57)        (.57)
Net asset value, end of period                $10.96       $10.92       $10.79       $11.06       $11.05

Total Return
Total investment return based
  on net asset value(d)                         4.80%        6.13%        2.39%        5.46%        9.92%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $53,035      $39,749      $46,342      $66,197      $63,384
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .82%         .82%         .82%         .82%         .82%
  Expenses, before waivers/
    reimbursements                              1.02%        1.19%        1.17%        1.12%        1.19%
  Net investment income,
    net of waivers/
    reimbursements                              4.29%        4.73%        4.71%        4.97%        5.20%
Portfolio turnover rate                           25%          26%          28%          27%         108%


See footnote summary on page 159.


_______________________________________________________________________________

138 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Massachusetts Portfolio
                                            ---------------------------------------------------------------
                                                                       Class B
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.91       $10.77       $11.03       $11.03       $10.57

Income From Investment
  Operations
Net investment income(b)(c)                      .40          .44          .44          .47          .49
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .03          .14         (.25)         .03          .47
Net increase in net asset value
  from operations                                .43          .58          .19          .50          .96

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.40)        (.44)        (.45)        (.47)        (.49)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.03)        (.01)
Total dividends and
  distributions                                 (.40)        (.44)        (.45)        (.50)        (.50)
Net asset value, end of period                $10.94       $10.91       $10.77       $11.03       $11.03

Total Return
Total investment return based
  on net asset value(d)                         4.00%        5.38%        1.76%        4.69%        9.22%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $50,203      $63,430      $73,979      $79,216      $62,190

Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.52%        1.52%        1.52%        1.52%        1.52%
  Expenses, before waivers/
    reimbursements                              1.73%        1.90%        1.89%        1.83%        1.90%
  Net investment income,
    net of waivers/
    reimbursements                              3.61%        4.04%        4.02%        4.28%        4.53%
Portfolio turnover rate                           25%          26%          28%          27%         108%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 139


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Massachusetts Portfolio
                                            ---------------------------------------------------------------
                                                                        Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.91       $10.77       $11.03       $11.03       $10.57

Income From Investment
  Operations
Net investment income(b)(c)                      .40          .44          .44          .47          .49
Net realized and unrealized
  gain(loss) on investment
  transactions                                   .03          .14         (.25)         .03          .47
Net increase in net asset value
  from operations                                .43          .58          .19          .50          .96

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.40)        (.44)        (.45)        (.47)        (.49)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.03)        (.01)
Total dividends and
  distributions                                 (.40)        (.44)        (.45)        (.50)        (.50)
Net asset value, end of period                $10.94       $10.91       $10.77       $11.03       $11.03

Total Return
Total investment return based
  on net asset value(d)                         3.99%        5.38%        1.76%        4.69%        9.22%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $34,789      $35,598      $46,542      $53,156      $44,688
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.52%        1.52%        1.52%        1.52%        1.52%
  Expenses, before waivers/
    reimbursements                              1.73%        1.89%        1.88%        1.82%        1.90%
  Net investment income,
    net of waivers/
    reimbursements                              3.61%        4.04%        4.02%        4.28%        4.53%
Portfolio turnover rate                           25%          26%          28%          27%         108%


See footnote summary on page 159.


_______________________________________________________________________________

140 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Michigan Portfolio
                                            ---------------------------------------------------------------
                                                                      Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.79       $10.69       $10.91       $10.63       $10.16

Income From Investment
  Operations
Net investment income(b)(c)                      .46          .48          .47          .49          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .09          .11         (.17)         .32          .48
Net increase in net asset
  value from operations                          .55          .59          .30          .81         1.00

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.46)        (.49)        (.52)        (.49)        (.52)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.04)        (.01)
Total dividends and
  distributions                                 (.46)        (.49)        (.52)        (.53)        (.53)
Net asset value, end of period                $10.88       $10.79       $10.69       $10.91       $10.63

Total Return
Total investment return based
  on net asset value(d)                         5.16%        5.65%        2.66%        7.87%       10.11%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $54,635      $45,362      $53,022      $55,396      $32,804
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .99%        1.01%        1.01%        1.01%        1.01%
  Expenses, before waivers/
    reimbursements                              1.05%        1.20%        1.20%        1.21%        1.44%
  Net investment income,
    net of waivers/
    reimbursements                              4.19%        4.51%        4.38%        4.57%        5.01%
Portfolio turnover rate                           18%          18%          46%          18%         115%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 141


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Michigan Portfolio
                                            ---------------------------------------------------------------
                                                                       Class B
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.77       $10.67       $10.89       $10.62       $10.15

Income From Investment
  Operations
Net investment income(b)(c)                      .38          .41          .40          .41          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .10          .10         (.18)         .32          .48
Net increase in net asset value
  from operations                                .48          .51          .22          .73          .93

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.39)        (.41)        (.44)        (.41)        (.45)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.05)        (.01)
Total dividends and
  distributions                                 (.39)        (.41)        (.44)        (.46)        (.46)
Net asset value, end of period                $10.86       $10.77       $10.67       $10.89       $10.62

Total Return
Total investment return based
  on net asset value(d)                         4.47%        4.91%        1.95%        7.06%        9.39%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $41,516      $47,605      $58,034      $53,097      $29,436
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.70%        1.71%        1.71%        1.71%        1.71%
  Expenses, before waivers/
    reimbursements                              1.76%        1.91%        1.92%        1.92%        2.16%
  Net investment income,
    net of waivers/
    reimbursements                              3.50%        3.81%        3.69%        3.88%        4.34%
Portfolio turnover rate                           18%          18%          46%          18%         115%


See footnote summary on page 159.


_______________________________________________________________________________

142 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Michigan Portfolio
                                            ---------------------------------------------------------------
                                                                      Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.77       $10.67       $10.89       $10.62       $10.14

Income From Investment
  Operations
Net investment income(b)(c)                      .38          .41          .40          .41          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .10          .10         (.18)         .32          .49
Net increase in net asset value
  from operations                                .48          .51          .22          .73          .94

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.38)        (.41)        (.44)        (.41)        (.45)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.05)        (.01)
Total dividends and
  distributions                                 (.38)        (.41)        (.44)        (.46)        (.46)
Net asset value, end of period                $10.87       $10.77       $10.67       $10.89       $10.62

Total Return
Total investment return based
  on net asset value(d)                         4.54%        4.91%        1.95%        7.06%        9.50%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $43,225      $43,382      $54,996      $57,818      $24,142
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.70%        1.71%        1.71%        1.71%        1.71%
  Expenses, before waivers/
    reimbursements                              1.75%        1.90%        1.90%        1.93%        2.16%
  Net investment income,
    net of waivers/
    reimbursements                              3.50%        3.82%        3.69%        3.86%        4.35%
Portfolio turnover rate                           18%          18%          46%          18%         115%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 143


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Minnesota Portfolio
                                            ---------------------------------------------------------------
                                                                       Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.14       $10.15       $10.31       $10.09        $9.72

Income From Investment
  Operations
Net investment income(b)(c)                      .42          .44          .45          .48          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .05         (.01)        (.15)         .25          .38
Net increase in net asset value
  from operations                                .47          .43          .30          .73          .90

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.42)        (.44)        (.46)        (.48)        (.52)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.03)        (.01)
Total dividends and
  distributions                                 (.42)        (.44)        (.46)        (.51)        (.53)
Net asset value, end of period                $10.19       $10.14       $10.15       $10.31       $10.09

Total Return
Total investment return based
  on net asset value(d)                         4.72%        4.41%        3.05%        7.46%        9.44%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $69,174      $64,847      $67,521      $65,850      $30,501
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .90%         .90%         .90%         .90%         .90%
  Expenses, before waivers/
    reimbursements                              1.12%        1.27%        1.19%        1.29%        1.49%
  Net investment income,
    net of waivers/
    reimbursements                              4.12%        4.36%        4.42%        4.75%        5.23%
Portfolio turnover rate                           14%          19%          32%          29%          61%


See footnote summary on page 159.


_______________________________________________________________________________

144 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Minnesota Portfolio
                                            ---------------------------------------------------------------
                                                                       Class B
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.14       $10.15       $10.31       $10.08        $9.72

Income From Investment
  Operations
Net investment income(b)(c)                      .35          .37          .38          .40          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .05         (.01)        (.15)         .27          .37
Net increase in net asset value
  from operations                                .40          .36          .23          .67          .82

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.35)        (.37)        (.39)        (.40)        (.45)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.04)        (.01)
Total dividends and
  distributions                                 (.35)        (.37)        (.39)        (.44)        (.46)
Net asset value, end of period                $10.19       $10.14       $10.15       $10.31       $10.08

Total Return
Total investment return based
  on net asset value(d)                         3.99%        3.68%        2.34%        6.84%        8.61%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $14,424      $16,976      $24,366      $24,340      $17,304
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.60%        1.60%        1.60%        1.60%        1.60%
  Expenses, before waivers/
    reimbursements                              1.83%        1.99%        1.90%        1.99%        2.19%
  Net investment income,
    net of waivers/
    reimbursements                              3.43%        3.65%        3.72%        4.04%        4.52%
Portfolio turnover rate                           14%          19%          32%          29%          61%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 145


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Minnesota Portfolio
                                            ---------------------------------------------------------------
                                                                       Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.15       $10.16       $10.32       $10.10        $9.72

Income From Investment
  Operations
Net investment income(b)(c)                      .35          .37          .38          .40          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .05         (.01)        (.15)         .26          .39
Net increase in net asset value
  from operations                                .40          .36          .23          .66          .84

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.35)        (.37)        (.39)        (.40)        (.45)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.04)        (.01)
Total dividends and
  distributions                                 (.35)        (.37)        (.39)        (.44)        (.46)
Net asset value, end of period                $10.20       $10.15       $10.16       $10.32       $10.10

Total Return
Total investment return based
  on net asset value(d)                         3.98%        3.68%        2.34%        6.72%        8.82%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $17,153      $16,402      $19,248      $20,401      $11,434
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.60%        1.60%        1.60%        1.60%        1.60%
  Expenses, before waivers/
    reimbursements                              1.82%        1.98%        1.89%        1.99%        2.19%
  Net investment income,
    net of waivers/
    reimbursements                              3.42%        3.65%        3.70%        4.01%        4.51%
Portfolio turnover rate                           14%          19%          32%          29%          61%


See footnote summary on page 159.


_______________________________________________________________________________

146 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 New Jersey Portfolio
                                            ---------------------------------------------------------------
                                                                       Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.84        $9.80       $10.03       $10.11        $9.92

Income From Investment
  Operations
Net investment income(b)(c)                      .42          .45          .45          .48          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .07          .04         (.22)        (.05)         .20
Net increase in net asset value
  from operations                                .49          .49          .23          .43          .72

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.43)        (.45)        (.46)        (.48)        (.52)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.03)        (.01)
Total dividends and
  distributions                                 (.43)        (.45)        (.46)        (.51)        (.53)
Net asset value, end of period                 $9.90        $9.84        $9.80       $10.03       $10.11

Total Return
Total investment return based
  on net asset value(d)                         5.03%        5.05%        2.39%        4.42%        7.33%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $77,570      $76,164      $81,632      $94,865      $80,489
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .87%         .87%         .87%         .87%         .87%
  Expenses, before waivers/
    reimbursements                              1.01%        1.16%        1.13%        1.11%        1.13%
  Net investment income,
    net of waivers/
    reimbursements                              4.26%        4.60%        4.53%        4.80%        5.04%
Portfolio turnover rate                           38%          15%          45%          49%         111%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 147


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 New Jersey Portfolio
                                            ---------------------------------------------------------------
                                                                       Class B
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.84        $9.80       $10.04       $10.11        $9.92

Income From Investment
  Operations
Net investment income(b)(c)                      .35          .38          .38          .41          .44
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .07          .04         (.23)        (.04)         .20
Net increase in net asset value
  from operations                                .42          .42          .15          .37          .64

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.36)        (.38)        (.39)        (.41)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.03)        (.01)
Total dividends and
  distributions                                 (.36)        (.38)        (.39)        (.44)        (.45)
Net asset value, end of period                 $9.90        $9.84        $9.80       $10.04       $10.11

Total Return
Total investment return based
  on net asset value(d)                         4.30%        4.41%        1.56%        3.79%        6.56%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $58,706      $83,835     $110,294     $127,025     $103,889
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.57%        1.57%        1.57%        1.57%        1.57%
  Expenses, before waivers/
    reimbursements                              1.72%        1.87%        1.84%        1.82%        1.84%
  Net investment income,
    net of waivers/
    reimbursements                              3.56%        3.89%        3.83%        4.10%        4.33%
Portfolio turnover rate                           38%          15%          45%          49%         111%


See footnote summary on page 159.


_______________________________________________________________________________

148 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  New Jersey Portfolio
                                            ---------------------------------------------------------------
                                                                        Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.84        $9.81       $10.04       $10.11        $9.93

Income From Investment
  Operations
Net investment income(b)(c)                      .35          .38          .38          .41          .44
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .07          .03         (.22)        (.04)         .19
Net increase in net asset value
  from operations                                .42          .41          .16          .37          .63

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.36)        (.38)        (.39)        (.41)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.03)        (.01)
Total dividends and
  distributions                                 (.36)        (.38)        (.39)        (.44)        (.45)
Net asset value, end of period                 $9.90        $9.84        $9.81       $10.04       $10.11

Total Return
Total investment return based
  on net asset value(d)                         4.31%        4.30%        1.66%        3.78%        6.45%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $35,279      $37,926      $45,633      $56,295      $46,025
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.57%        1.57%        1.57%        1.57%        1.57%
  Expenses, before waivers/
    reimbursements                              1.71%        1.86%        1.83%        1.81%        1.83%
  Net investment income,
    net of waivers/
    reimbursements                              3.56%        3.89%        3.83%        4.10%        4.34%
Portfolio turnover rate                           38%          15%          45%          49%         111%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 149


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Ohio Portfolio
                                            ---------------------------------------------------------------
                                                                       Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.10       $10.05       $10.02       $10.01        $9.77

Income From Investment
  Operations
Net investment income(b)(c)                      .43          .44          .46          .50          .54
Net realized and unrealized
  gain on investment
  transactions                                   .03          .05          .05          .04          .23
Net increase in net asset value
  from operations                                .46          .49          .51          .54          .77

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.42)        (.44)        (.48)        (.51)        (.53)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.02)          -0-
Total dividends and
  distributions                                 (.42)        (.44)        (.48)        (.53)        (.53)
Net asset value, end of period                $10.14       $10.10       $10.05       $10.02       $10.01

Total Return
Total investment return based
  on net asset value(d)                         4.67%        5.02%        5.20%        5.57%        8.04%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $85,749      $78,184      $75,102      $70,223      $46,855
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .85%         .85%         .85%         .85%         .85%
  Expenses, before waivers/
    reimbursements                               .99%        1.14%        1.15%        1.15%        1.20%
  Net investment income,
    net of waivers/
    reimbursements                              4.19%        4.38%        4.59%        4.99%        5.42%
Portfolio turnover rate                           23%          33%          23%          34%          32%


See footnote summary on page 159.


_______________________________________________________________________________

150 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Ohio Portfolio
                                            ---------------------------------------------------------------
                                                                        Class B
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.09       $10.04       $10.02       $10.01        $9.77

Income From Investment
  Operations
Net investment income(b)(c)                      .36          .37          .39          .43          .47
Net realized and unrealized
  gain on investment
  transactions                                   .03          .05          .04          .05          .24
Net increase in net asset value
  from operations                                .39          .42          .43          .48          .71

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.35)        (.37)        (.41)        (.44)        (.47)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.03)          -0-
Total dividends and
  distributions                                 (.35)        (.37)        (.41)        (.47)        (.47)
Net asset value, end of period                $10.13       $10.09       $10.04       $10.02       $10.01

Total Return
Total investment return based
  on net asset value(d)                         3.95%        4.30%        4.37%        4.87%        7.33%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $55,111      $70,121      $83,422      $73,159      $54,575
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.55%        1.55%        1.55%        1.55%        1.55%
  Expenses, before waivers/
    reimbursements                              1.69%        1.85%        1.86%        1.85%        1.91%
  Net investment income,
    net of waivers/
    reimbursements                              3.50%        3.69%        3.88%        4.29%        4.72%
Portfolio turnover rate                           23%          33%          23%          34%          32%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 151


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Ohio Portfolio
                                            ---------------------------------------------------------------
                                                                       Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.09       $10.05       $10.02       $10.02        $9.77

Income From Investment
  Operations
Net investment income(b)(c)                      .36          .37          .39          .43          .47
Net realized and unrealized
  gain on investment
  transactions                                   .03          .04          .05          .04          .25
Net increase in net asset value
  from operations                                .39          .41          .44          .47          .72

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.35)        (.37)        (.41)        (.44)        (.47)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.03)          -0-
Total dividends and
  distributions                                 (.35)        (.37)        (.41)        (.47)        (.47)
Net asset value, end of period                $10.13       $10.09       $10.05       $10.02       $10.02

Total Return
Total investment return based
  on net asset value(d)                         3.94%        4.19%        4.47%        4.77%        7.43%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $47,610      $48,233      $54,062      $53,883      $36,500
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.55%        1.55%        1.55%        1.55%        1.55%
  Expenses, before waivers/
    reimbursements                              1.69%        1.85%        1.85%        1.85%        1.90%
  Net investment income,
    net of waivers/
    reimbursements                              3.49%        3.69%        3.89%        4.29%        4.71%
Portfolio turnover rate                           23%          33%          23%          34%          32%


See footnote summary on page 159.


_______________________________________________________________________________

152 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Pennsylvania Portfolio
                                            ---------------------------------------------------------------
                                                                       Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.48       $10.44       $10.58       $10.42        $9.88

Income From Investment
  Operations
Net investment income(b)(c)                      .44          .48          .50          .51          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .05          .04         (.14)         .18          .55
Net increase in net asset value
  from operations                                .49          .52          .36          .69         1.07

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.44)        (.48)        (.50)        (.51)        (.52)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.02)        (.01)
Total dividends and
  distributions                                 (.44)        (.48)        (.50)        (.53)        (.53)
Net asset value, end of period                $10.53       $10.48       $10.44       $10.58       $10.42

Total Return
Total investment return based
  on net asset value(d)                         4.75%        5.06%        3.57%        6.88%       11.11%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $78,472      $74,132      $84,053      $99,426      $96,834
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .95%         .95%         .95%         .95%         .95%
  Expenses, before waivers/
    reimbursements                              1.03%        1.17%        1.16%        1.13%        1.16%
  Net investment income,
    net of waivers/
    reimbursements                              4.19%        4.55%        4.91%        4.98%        5.15%
Portfolio turnover rate                           36%          19%          17%          38%         112%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 153


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Pennsylvania Portfolio
                                            ---------------------------------------------------------------
                                                                       Class B
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.48       $10.44       $10.58       $10.41        $9.88

Income From Investment
  Operations
Net investment income(b)(c)                      .37          .40          .44          .45          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .05          .04         (.15)         .18          .54
Net increase in net asset value
  from operations                                .42          .44          .29          .63          .99

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.37)        (.40)        (.43)        (.45)        (.45)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.01)        (.01)
Total dividends and
  distributions                                 (.37)        (.40)        (.43)        (.46)        (.46)
Net asset value, end of period                $10.53       $10.48       $10.44       $10.58       $10.41

Total Return
Total investment return based
  on net asset value(d)                         4.01%        4.32%        2.84%        6.26%       10.25%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $41,760      $55,552      $68,409      $74,390      $62,038
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.65%        1.65%        1.65%        1.65%        1.65%
  Expenses, before waivers/
    reimbursements                              1.73%        1.88%        1.87%        1.84%        1.86%
  Net investment income,
    net of waivers/
    reimbursements                              3.49%        3.85%        4.21%        4.35%        4.36%
Portfolio turnover rate                           36%          19%          17%          38%         112%


See footnote summary on page 159.


_______________________________________________________________________________

154 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Pennsylvania Portfolio
                                            ---------------------------------------------------------------
                                                                       Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.48       $10.44       $10.58       $10.41        $9.88

Income From Investment
  Operations
Net investment income(b)(c)                      .37          .40          .44          .45          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .05          .04         (.15)         .18          .54
Net increase in net asset value
  from operations                                .42          .44          .29          .63          .99

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.37)        (.40)        (.43)        (.45)        (.45)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.01)        (.01)
Total dividends and
  distributions                                 (.37)        (.40)        (.43)        (.46)        (.46)
Net asset value, end of period                $10.53       $10.48       $10.44       $10.58       $10.41

Total Return
Total investment return based
  on net asset value(d)                         4.02%        4.32%        2.84%        6.26%       10.25%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $34,705      $36,168      $42,917      $46,296      $33,334
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.65%        1.65%        1.65%        1.65%        1.65%
  Expenses, before waivers/
    reimbursements                              1.73%        1.87%        1.87%        1.83%        1.86%
  Net investment income,
    net of waivers/
    reimbursements                              3.49%        3.85%        4.20%        4.30%        4.42%
Portfolio turnover rate                           36%          19%          17%          38%         112%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 155


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Virginia Portfolio
                                            ---------------------------------------------------------------
                                                                       Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.77       $10.75       $10.77       $10.54       $10.35

Income From Investment
  Operations
Net investment income(b)(c)                      .49          .52          .52          .52          .54
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .05          .01         (.03)         .25          .20
Net increase in net asset value
  from operations                                .54          .53          .49          .77          .74

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.49)        (.51)        (.51)        (.52)        (.54)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.02)        (.01)
Total dividends and
  distributions                                 (.49)        (.51)        (.51)        (.54)        (.55)
Net asset value, end of period                $10.82       $10.77       $10.75       $10.77       $10.54

Total Return
Total investment return based
  on net asset value(d)                         5.11%        5.04%        4.66%        7.58%        7.32%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $88,605      $64,089      $71,572      $76,797      $53,306
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .72%         .72%         .72%         .72%         .72%
  Expenses, before waivers/
    reimbursements                               .99%        1.17%        1.15%        1.15%        1.21%
  Net investment income,
    net of waivers/
    reimbursements                              4.48%        4.82%        4.87%        4.95%        5.18%
Portfolio turnover rate                           23%          10%          25%          16%         134%


See footnote summary on page 159.


_______________________________________________________________________________

156 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Virginia Portfolio
                                            ---------------------------------------------------------------
                                                                       Class B
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.75       $10.73       $10.75       $10.53       $10.34

Income From Investment
  Operations
Net investment income(b)(c)                      .41          .44          .45          .45          .47
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .05          .01         (.04)         .24          .20
Net increase in net asset value
  from operations                                .46          .45          .41          .69          .67

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.41)        (.43)        (.43)        (.45)        (.47)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.02)        (.01)
Total dividends and
  distributions                                 (.41)        (.43)        (.43)        (.47)        (.48)
Net asset value, end of period                $10.80       $10.75       $10.73       $10.75       $10.53

Total Return
Total investment return based
  on net asset value(d)                         4.36%        4.32%        3.94%        6.78%        6.62%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $46,489      $65,978      $82,541      $85,842      $69,534
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.42%        1.42%        1.42%        1.42%        1.42%
  Expenses, before waivers/
    reimbursements                              1.70%        1.88%        1.85%        1.86%        1.92%
  Net investment income,
    net of waivers/
    reimbursements                              3.81%        4.13%        4.18%        4.27%        4.49%
Portfolio turnover rate                           23%          10%          25%          16%         134%


See footnote summary on page 159.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 157


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Virginia Portfolio
                                            ---------------------------------------------------------------
                                                                       Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2005        2004(a)      2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.74       $10.73       $10.75       $10.52       $10.33

Income From Investment
  Operations
Net investment income(b)(c)                      .41          .44          .45          .45          .47
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .06           -0-        (.04)         .25          .20
Net increase in net asset value
  from operations                                .47          .44          .41          .70          .67

Less: Dividends and
  Distributions
Dividends from net
  investment income                             (.42)        (.43)        (.43)        (.45)        (.47)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.02)        (.01)
Total dividends and
  distributions                                 (.42)        (.43)        (.43)        (.47)        (.48)
Net asset value, end of period                $10.79       $10.74       $10.73       $10.75       $10.52

Total Return
Total investment return based
  on net asset value(d)                         4.41%        4.23%        3.94%        6.88%        6.62%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $29,412      $28,654      $33,486      $34,396      $24,116
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.42%        1.42%        1.42%        1.42%        1.42%
  Expenses, before waivers/
    reimbursements                              1.69%        1.87%        1.85%        1.86%        1.92%
  Net investment income,
    net of waivers/
    reimbursements                              3.80%        4.13%        4.17%        4.26%        4.48%
Portfolio turnover rate                           23%          10%          25%          16%         134%


See footnote summary on page 159.


_______________________________________________________________________________

158 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(a) As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. For the year ended September 30, 2004, the effect of this change to the net investment income and the net realized and unrealized gain (loss) on investment transactions was less than $0.01 per share. The effect on the ratio of net investment income to average net assets was as follows:

                       Class A        Class B        Class C
                    ------------   ------------   ------------
Arizona                 .01%           .00%           .00%
Florida                (.02)%         (.02)%         (.02)%
Massachusetts          (.01)%          .00%          (.01)%
Michigan                .01%           .01%           .02%
Minnesota               .00%           .00%           .00%
New Jersey              .01%           .01%           .01%
Ohio                   (.04)%         (.03)%         (.04)%
Pennsylvania            .00%           .01%           .00%
Virginia               (.02)%         (.01)%         (.02)%

(b)  Net of fees waived and expenses reimbursed by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 159


REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Alliance Municipal Income Fund II

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund II (the "Fund") (comprising, respectively, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania, and Virginia Portfolios) as of September 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund II at September 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP

New York, New York
November 16, 2005


_______________________________________________________________________________

160 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)
D.James Guzy
Marshall C. Turner, Jr.


OFFICERS(2)

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer
(Guy) Robert B. Davidson III, Senior Vice President
Douglas J. Peebles, Senior Vice President
Jeffrey S. Phlegar, Senior Vice President
Michael G. Brooks, Vice President
Fred S. Cohen, Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
William E. Oliver, Vice President
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller
Emilie D. Wrapp, Secretary


Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free (800) 227-5672


(1) Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the Portfolios are made by the Municipal Bond Investment Team. The five investment professionals with the most significant responsibility for the day-to-day management of the Portfolios' portfolios are: Michael G. Brooks, Fred S. Cohen,
(Guy) Robert B. Davidson III, David M. Dowden and Terrance T. Hults.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 161


MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.

                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
     NAME, ADDRESS                         PRINCIPAL                             COMPLEX       DIRECTORSHIPS
     DATE OF BIRTH                        OCCUPATION(S)                        OVERSEEN BY        HELD BY
 (FIRST YEAR ELECTED*)                 DURING PAST 5 YEARS                       TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., #+           Investment adviser and an                       108             None
2 Sound View Drive                  independent consultant. He was
Suite 100                           formerly Senior Manager of Barrett
Greenwich, CT 06830                 Associates, Inc., a registered
Chairman of the Board               investment adviser, with which
9-7-1932                            he had been associated since
(1998)                              prior to 2000. He was formerly
                                    Deputy Comptroller and Chief
                                    Investment Officer of the State of
                                    New York and, prior thereto,
                                    Chief Investment Officer of the
                                    New York Bank for Savings.

Ruth Block, #**                     Formerly an Executive Vice                      106             None
500 SE Mizner Blvd.                 President and Chief Insurance
Boca Raton, FL 33432                Officer of The Equitable Life
11-7-1930                           Assurance Society of the United
(1993)                              States; Chairman and Chief
                                    Executive Officer of Evlico
                                    (insurance); Director of Avon, BP
                                    (oil and gas), Ecolab Incorporated
                                    (specialty chemicals), Tandem
                                    Financial Group and Donaldson,
                                    Lufkin & Jenrette Securities
                                    Corporation; and Governor at
                                    Large, National Association of
                                    Securities Dealers, Inc.

David H. Dievler, #                 Independent consultant. Until                   107             None
P.O. Box 167                        December 1994, he was Senior
Spring Lake, NJ 07762               Vice President of Alliance Capital
10-23-1929                          Management Corporation
(1993)                              ("ACMC") responsible for mutual
                                    fund administration. Prior to joining
                                    ACMC in 1984, he was Chief
                                    Financial Officer of Eberstadt Asset
                                    Management since 1968. Prior to
                                    that, he was a Senior Manager at
                                    Price Waterhouse & Co. Member
                                    of American Institute of Certified
                                    Public Accountants since 1953.



_______________________________________________________________________________

162 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
     NAME, ADDRESS                         PRINCIPAL                             COMPLEX       DIRECTORSHIPS
     DATE OF BIRTH                        OCCUPATION(S)                        OVERSEEN BY        HELD BY
 (FIRST YEAR ELECTED*)                 DURING PAST 5 YEARS                       TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

John H. Dobkin, #                   Consultant. Formerly President                  106             None
P.O. Box 12                         of Save Venice, Inc. (preservation
Annandale, NY 12504                 organization) from 2001-2002,
2-19-1942                           Senior Advisor from June 1999-
(1998)                              June 2000 and President of
                                    Historic Hudson Valley (historic
                                    preservation) from December
                                    1989-May 1999. Previously,
                                    Director of the National Academy
                                    of Design and during 1988-1992,
                                    Director and Chairman of the Audit
                                    Committee of ACMC.

Michael J. Downey, #                Consultant since January 2004.                   81       Asia Pacific Fund,
c/o Alliance Capital                Formerly managing partner of                                  Inc., and
Management L.P.                     Lexington Capital, LLC (investment                         The Merger Fund
Attn: Philip L. Kirstein            advisory firm) from December 1997
1345 Avenue of the                  until December 2003. Prior thereto,
Americas                            Chairman and CEO of Prudential
New York, NY 10105                  Mutual Fund Management from
1/26/1944                           1987 to 1993.
(2005)

D. James Guzy                       Chairman of the Board of PLX                     58      Intel Corporation
P.O. Box 128                        Technology (semi-conductors) and                         (semi-conductors),
Glenbrook, NV 89413                 of SRC Computers Inc., with which                           Cirrus Logic
3-7-1936                            he has been associated since prior to                       Corporation
(2005)                              2000. He is also President of the                         (semi-conductor
                                    Arbor Company (private family                                equipment),
                                    investments).                                                 Novellus
                                                                                                 Corporation
                                                                                              (semi-conductor
                                                                                                 equipment),
                                                                                              Micro Component
                                                                                                Technology
                                                                                              (semi-conductor
                                                                                               equipment), the
                                                                                               Davis Selected
                                                                                               Advisers Group
                                                                                               of Mutual Funds
                                                                                               and LogicVision



_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 163


                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
     NAME, ADDRESS                         PRINCIPAL                             COMPLEX       DIRECTORSHIPS
     DATE OF BIRTH                        OCCUPATION(S)                        OVERSEEN BY        HELD BY
 (FIRST YEAR ELECTED*)                 DURING PAST 5 YEARS                       TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

Marshall C. Turner, Jr.             Principal of Turner Venture                      58            Toppan
220 Montgomery Street               Associates (venture capital and                            Photomasks, Inc.,
Penthouse 10                        consulting) since prior to 2000.                           the George Lucas
San Francisco, CA                   He is Chairman and CEO, DuPont                               Educational
94104-3402                          Photomasks, Inc., Austin Texas,                              Foundation,
10-10-1941                          2003-2005, and President and                               Chairman of the
(2005)                              CEOsince company acquired,                                  Board of the
                                    and name changed to Toppan                                  Smithsonian's
                                    Photomasks, Inc. in 2005. (semi-                           National Museum
                                    conductor manufacturing services).                        of Natural History

INTERESTED TRUSTEES

Marc O. Mayer++                     Executive Vice President of ACMC                 81          SCB Partners,
1345 Avenue of the                  since 2001 and Chairman of the                                    Inc.
Americas,                           Board of AllianceBernstein                                      SCB, Inc.
New York, NY 10105                  Investment Research and
10-2-1957                           Management, Inc. ("ABIRM");
(2003)                              prior thereto, Chief Executive
                                    Officer of Sanford C. Bernstein &
                                    Co., LLC (institutional research
                                    and brokerage arm of Bernstein &
                                    Co. ("SCB & Co.")) and its prede-
                                    cessor since prior to 2000.



*  There is no stated term of office for the Fund's Trustees.

** Ms. Block was an "interested person", as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of equity securities of a controlling person of the Adviser. Such securities were sold for approximately $2,400 on October 21, 2004. Ms. Block received shares of The Equitable
Companies Incorporated as part of the demutualization of The Equitable Life Assurance Society of the United States. Her Equitable shares were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.

# Member of the Audit Committee,the Governance and Nominating Committee and Independent Directors Committee.

+  Member of Fair Value Pricing Committee.

++ Mr. Mayer is an "interested trustee", as defined in the 1940 Act, due to his position as an Executive Vice President of ACMC, the investment adviser.


_______________________________________________________________________________

164 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Officer Information

Certain information concerning the Fund's Officers is listed below.


  NAME, ADDRESS*                      POSITION(S)                        PRINCIPAL OCCUPATION
  AND DATE OF BIRTH                   HELD WITH FUND                     DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------

Marc O. Mayer                       President and                   See biography above.
10-2-1957                           Chief Executive Officer

Philip L. Kirstein                  Senior Vice President           Senior Vice President and Independent
5-29-1945                           and Independent                 Compliance Officer of the Alliance-
                                    Compliance Officer              Bernstein Funds, with which he has
                                                                    been associated since October 2004.
                                                                    Prior thereto, he was Of Counsel to
                                                                    Kirkpatrick & Lockhart, LLP from
                                                                    October 2003 to October 2004, and
                                                                    General Counsel of Merrill Lynch
                                                                    Investment Managers, L.P. since prior
                                                                    to 2000 until March 2003.

(Guy) Robert B.                     Senior Vice President           Senior Vice President of ACMC,** with
Davidson III                                                        which he has been associated since
4-8-1961                                                            prior to 2000.

Douglas J. Peebles                  Senior Vice President           Executive Vice President of ACMC,**
8-10-1965                                                           with which he has been associated
                                                                    since prior to 2000.

Jeffrey S. Phlegar                  Senior Vice President           Executive Vice President of ACMC,**
6-28-1966                                                           with which he has been associated
                                                                    since prior to 2000.

Michael G. Brooks                   Vice President                  Senior Vice President and Senior
6-18-1948                                                           Portfolio Manager of ACMC,** with
                                                                    which he has been associated since
                                                                    October 2000. Prior thereto, he was a
                                                                    Vice President and a Senior Portfolio
                                                                    Manager with Bernstein since prior to
                                                                    2000.

Fred S. Cohen                       Vice President                  Senior Vice President of ACMC,** with
4-16-1958                                                           which he has been associated since
                                                                    prior to 2000.

David M. Dowden                     Vice President                  Senior Vice President of ACMC,** with
11-21-1965                                                          which he has been associated since
                                                                    prior to 2000.

Terrance T. Hults                   Vice President                  Senior Vice President of ACMC,** with
5-17-1966                                                           which he has been associated since
                                                                    prior to 2000.

William E. Oliver                   Vice President                  Senior Vice President of ACMC,** with
9-21-1949                                                           which he has been associated since
                                                                    prior to 2000.



_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 165



  NAME, ADDRESS*                      POSITION(S)                        PRINCIPAL OCCUPATION
  AND DATEOFBIRTH                     HELD WITH FUND                     DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------

Mark D. Gersten                     Treasurer and Chief             Senior Vice President of Alliance
10-4-1950                           Financial Officer               Global Investor Services, Inc.
                                                                    ("AGIS"),** and Vice President of
                                                                    ABIRM** with which he has been
                                                                    associated since prior to 2000.

Thomas R. Manley                    Controller                      Vice President of AGIS,** with which
8-3-1951                                                            he has been associated since prior to
                                                                    2000.

Emilie D. Wrapp                     Secretary                       Senior Vice President, Assistant
11-13-1955                                                          General Counsel and Assistant
                                                                    Secretary of ABIRM,** with which she
                                                                    has been associated since prior to
                                                                    2000.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM, AGIS and SCB & Co. are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

166 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Information Regarding the Review and Approval of the Fund's Advisory Agreement

In this disclosure, the term "Fund" refers to AllianceBernstein Municipal Income Fund II and the term "Portfolio" refers to the Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio, as appropriate (each, a "Portfolio" and together, the "Portfolios"). There is a single advisory agreement between the Adviser and the Fund that relates to all nine Portfolios.

The Fund's disinterested trustees (the "trustees") unanimously approved the continuance of the Advisory Agreement between the Fund and the Adviser in respect of each Portfolio at a meeting held on September 14 and 16, 2005.

In preparation for the meeting, the trustees had requested from the Adviser and evaluated extensive materials, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. ("Lipper"), which is not affiliated with the Adviser. The trustees also reviewed an independent evaluation from the Fund's Senior Officer (who is also the Fund's Independent Compliance Officer) of the reasonableness of the advisory fees in the Advisory Agreement in respect of each Portfolio (as contemplated by the Assurance of Discontinuance between the Adviser and the New York Attorney General) wherein the Senior Officer concluded that such fees were reasonable. In addition, the trustees received a presentation from the Adviser and had an opportunity to ask representatives of the Adviser various questions relevant to the proposed approvals. The trustees noted that the Senior Officer's evaluation considered the following factors in respect of each Portfolio: management fees charged to institutional and other clients of the Adviser for like services; management fees charged by other mutual fund companies for like services; cost to the Adviser and its affiliates of supplying services pursuant to the Advisory Agreement, excluding any intra-corporate profit; profit margins of the Adviser and its affiliates from supplying such services; possible economies of scale as the Portfolio grows larger; and nature and quality of the Adviser's services including the performance of the Portfolio.

Prior to voting, the trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuances. The trustees also discussed the proposed continuances in four private sessions at which only the trustees, their independent counsel and the Fund's Independent Compliance Officer were present. In reaching their determinations relating to continuance of the Advisory Agreement in respect of each Portfolio, the trustees considered all factors they believed relevant, including the following:


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 167


1. information comparing the performance of each of the Portfolios to other investment companies with similar investment objectives and to an index;

2. the nature, extent and quality of investment, compliance, administrative and other services rendered by the Adviser;

3. payments received by the Adviser from all sources in respect of each Portfolio and all investment companies in the AllianceBernstein Funds complex;

4. the costs borne by, and profitability of, the Adviser and its affiliates in providing services to each Portfolio and to all investment companies in the AllianceBernstein Funds complex;

5. comparative fee and expense data for each Portfolio and other investment companies with similar investment objectives;

6. the extent to which economies of scale would be realized to the extent the Portfolio grows and whether fee levels reflect any economies of scale for the benefit of investors;

7. the Adviser's policies and practices regarding allocation of portfolio transactions of the Portfolios, including the extent to which the Adviser benefits from soft dollar arrangements;

8. information about "revenue sharing" arrangements that the Adviser has entered into in respect of the Portfolios;

9. portfolio turnover rates for each Portfolio compared to other investment companies with similar investment objectives;

10. fall-out benefits which the Adviser and its affiliates receive from their relationships with the Portfolios;

11. the Adviser's representation that it does not advise other clients with substantially similar investment objectives and strategies as the Portfolios;

12. the Senior Officer's evaluation of the reasonableness of the fees payable to the Adviser in the Advisory Agreement;

13. the professional experience and qualifications of each Portfolio's portfolio management team and other senior personnel of the Adviser; and

14.  the terms of the Advisory Agreement.


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168 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


The trustees also considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as trustees or directors of most of the funds advised by the Adviser, their overall confidence in the Adviser's integrity and competence they have gained from that experience and the Adviser's responsiveness to concerns raised by them in the past, including the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The trustees evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Portfolio.

The trustees determined that the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement in respect of that Portfolio, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the trustees reaching their determinations to approve the continuance of the Advisory Agreement in respect of each Portfolio (including their determinations that the Adviser should continue to be the investment adviser for each Portfolio, and that the fees payable to the Adviser pursuant to the Advisory Agreement are appropriate) were separately discussed by the trustees.

Nature, extent and quality of services provided by the Adviser

The trustees noted that, under the Advisory Agreement, the Adviser, subject to the control of the trustees, administers each Portfolio's business and other affairs. The Adviser manages the investment of the assets of each Portfolio, including making purchases and sales of portfolio securities consistent with the Portfolio's investment objective and policies. Under the Advisory Agreement, the Adviser also provides each Portfolio with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Portfolio) and executive and other personnel as are necessary for the Portfolio's operations. The Adviser pays all of the compensation of trustees of the Fund who are affiliated persons of the Adviser and of the officers of the Portfolio.

The trustees also considered that the Advisory Agreement in respect of each Portfolio provides that the Portfolio will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services provided at the Portfolio's request by employees of the Adviser or its affiliates. Requests for these


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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 169


"at no more than cost" reimbursements are approved by the trustees on a quarterly basis and (to the extent requested and paid) result in a higher rate of total compensation from the Portfolios to the Adviser than the fee rates stated in the Portfolio's Advisory Agreement.

The trustees considered the scope and quality of services provided by the Adviser under the Advisory Agreement and noted that the scope of services provided by advisers of funds had expanded over time as a result of regulatory and other developments. The trustees noted, for example, that the Adviser is responsible for maintaining and monitoring its own and, to varying degrees, the Portfolios' compliance programs, and that these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The trustees considered the quality of the in-house investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Portfolios. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Portfolios' other service providers, also were considered. The trustees also considered the Adviser's response to recent regulatory compliance issues affecting a number of the investment companies in the AllianceBernstein Funds complex. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability to the Adviser

The trustees reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2003 and 2004. The trustees reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that the Adviser had previously discussed with the trustees that there is no generally accepted allocation methodology for information of this type. The trustees also noted that the methodology for preparing fund-by-fund profitability information was being reviewed and that it was expected that an updated methodology would be used in 2005, and that it would differ in various respects from the methodology used in 2004 and in prior years.

The trustees recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the trustees considered the effect of fall-out benefits on the Adviser's expenses, as well as the "revenue sharing" arrangements the Adviser has entered into with certain entities that distribute shares of the Portfolios. The trustees focused on the profitability of the


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170 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Adviser's relationships with the Portfolios before taxes and distribution expenses. The trustees recognized that the Adviser should generally be entitled to earn a reasonable level of profits for the services it provides to each Portfolio and, based on their review, concluded that they were satisfied that the Adviser's level of profitability from its relationship with each Portfolio was not excessive.

Fall-Out Benefits

The trustees considered that the Adviser benefits from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis. The trustees noted that since the Portfolios do not engage in brokerage transactions, the Adviser does not receive soft dollar benefits in respect of portfolio transactions of the Portfolios.

The trustees also considered that the Distributor, which is a wholly-owned subsidiary of the Adviser: receives 12b-1 fees from each Portfolio in respect of classes of shares of the Portfolio that are subject to the Fund's 12b-1 plans; retains a portion of the 12b-1 fees from the Portfolio; and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The trustees also noted that certain affiliates of the Adviser distribute shares of the Portfolios and receive compensation in that connection and that a subsidiary of the Adviser provides transfer agency services to the Portfolios and receives compensation from the Portfolios for such services.

The trustees recognized that the Adviser's profitability would be somewhat lower if it did not receive research for soft dollars or if the Adviser's affiliates did not receive the benefits described above. The trustees believe that the Adviser derives reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the trustees in connection with the meeting, the trustees receive detailed comparative performance information for each Portfolio at each regular Board meeting during the year. At the meeting, the trustees reviewed information from a report prepared by Lipper showing performance for Class A shares of each Portfolio as compared to a group of funds in its Lipper category selected by Lipper (the "Performance Group") and as compared to a universe of funds in its Lipper category selected by Lipper (the "Performance Universe"). The trustees also reviewed information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared to an index.

Arizona Portfolio

The trustees reviewed information showing performance for Class A shares of the Arizona Portfolio as compared to a Performance Group of 9 to 8 funds (depending on the year) in its Lipper category selected by Lipper and as com-


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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 171


pared to a Performance Universe of 11 to 9 funds (depending on the year) in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date, 1-, 3-, 5- and 10-year and since inception periods (June 1994 inception). The trustees noted that in the Performance Group and Performance Universe comparisons, the Arizona Portfolio was in the first quintile in all periods reviewed. The comparative information showed that the Arizona Portfolio outperformed the Index in all periods reviewed except in the 5-year period when it underperformed the Index. The trustees concluded that the Arizona Portfolio's relative performance over time was highly satisfactory.

Florida Portfolio

The trustees reviewed information showing performance for Class A shares of the Florida Portfolio as compared to a Performance Group of 10 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 17 funds in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date, 1-, 3-, 5- and 10-year and since inception periods (June 1993 inception). The trustees noted that in the Performance Group and Performance Universe comparisons, the Florida Portfolio was in the first quintile in all periods reviewed except in the 5-year period when it was in the second quintile in the Performance Group comparison. The comparative information showed that the Florida Portfolio outperformed the Index in all periods reviewed except in the since inception period when it underperformed the Index. Based on their review, the trustees concluded that the Florida Portfolio's relative performance over time was highly satisfactory.

Massachusetts Portfolio

The trustees reviewed information showing performance for Class A shares of the Massachusetts Portfolio as compared to a Performance Group of 13 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 17 to 16 funds (depending on the year) in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date, 1-, 3-, 5- and 10-year and since inception periods (March 1994 inception). The trustees noted that in the Performance Group comparison the Massachusetts Portfolio was in the first quintile in the 1- and 10-year periods, in the fourth quintile in the 3-year period and in the third quintile in the 5-year period, and in the Performance Universe comparison was in the first quintile in the 1- and 10-year periods and in the third quintile in the 3- and 5-year periods. The comparative information showed that the Massachusetts Portfolio outperformed the Index in all periods reviewed except in the 3- and 5-year periods when it underperformed the Index. Based on


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172 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


their review, the trustees concluded that the Massachusetts Portfolio's relative performance over time was satisfactory.

Michigan Portfolio

The trustees reviewed information showing performance for Class A shares of the Michigan Portfolio as compared to a Performance Group of 9 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 13 funds in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date, 1-, 3-, 5- and 10-year and since inception periods (February 1994 inception). The trustees noted that in the Performance Group and Performance Universe comparisons, the Michigan Portfolio was in the first quintile in all periods reviewed. The comparative information showed that the Michigan Portfolio outperformed the Index in all periods reviewed except in the 3-year period when it underperformed the Index. Based on their review, the trustees concluded that the Michigan Portfolio's relative performance over time was highly satisfactory.

Minnesota Portfolio

The trustees reviewed information showing performance for Class A shares of the Minnesota Portfolio as compared to a Performance Group of 10 to 9 funds (depending on the year) in its Lipper category selected by Lipper and as compared to a Performance Universe of 18 to 16 funds (depending on the year) in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date ("YTD"), 1-, 3-, 5- and 10-year and since inception periods (June 1993 inception). The trustees noted that in the Performance Group and Performance Universe comparisons the Minnesota Portfolio was in the first quintile in the 1- and 10-year periods and in the second quintile in the 3- and 5-year periods. The comparative information showed that the Minnesota Portfolio outperformed the Index in the YTD and 1-year periods and underperformed the Index in all other periods reviewed. Based on their review, the trustees concluded that the Minnesota Portfolio's relative performance over time was satisfactory.

New Jersey Portfolio

The trustees reviewed information showing performance for Class A shares of the New Jersey Portfolio as compared to a Performance Group of 10 to 9 funds (depending on the year) in its Lipper category selected by Lipper and as compared to a Performance Universe of 18 to 16 funds (depending on the year) in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date ("YTD"), 1-, 3-, 5- and 10-year and since inception periods (June 1993 incep-


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 173


tion). The trustees noted that in the Performance Group comparison the New Jersey Portfolio was in the second quintile in the 1- and 10-year periods and in the fourth quintile in the 3- and 5-year periods, and in the Performance Universe comparison was in the second quintile in the 1- and 10-year periods, in the third quintile in the 3-year period and in the fifth quintile in the 5-year period. The comparative information showed that the New Jersey Portfolio outperformed the Index in the YTD and 1-year periods and underperformed the Index in all other periods reviewed. Based on their review, the trustees concluded that the New Jersey Portfolio's relative performance over time was satisfactory.

Ohio Portfolio

The trustees reviewed information showing performance for Class A shares of the Ohio Portfolio as compared to a Performance Group of 10 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 14 to 13 funds (depending on the year) in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date ("YTD"), 1-, 3-, 5- and 10-year and since inception periods (June 1993 inception). The trustees noted that in the Performance Group comparison the Ohio Portfolio was in the first quintile in the 10-year period and in the second quintile in all other periods reviewed, and in the Performance Universe comparison was in the first quintile in the 1- and 10-year periods and in the second quintile in the 3- and 5-year periods. The comparative information showed that the Ohio Portfolio outperformed the Index in the YTD and 1-year periods and underperformed the Index in all other periods reviewed. Based on their review, the trustees concluded that the Ohio Portfolio's relative performance over time was satisfactory.

Pennsylvania Portfolio

The trustees reviewed information showing performance for Class A shares of the Pennsylvania Portfolio as compared to a Performance Group of 12 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 21 to 20 funds (depending on the year) in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date ("YTD"), 1-, 3-, 5- and 10-year and since inception periods (June 1993 inception). The trustees noted that in the Performance Group comparison, the Pennsylvania Portfolio was in the third quintile in the 1- and 3-year periods, second quintile in the 5-year period and first quintile in the 10-year period, and in the Performance Universe comparison was in the second quintile in the 1- and 3-year periods and first quintile in the 5- and 10-year periods. The comparative information showed that the Pennsylvania Portfolio outperformed the Index in the YTD and 1-year periods and underperformed the Index in all other periods reviewed. Based on their review, the trustees concluded that the Pennsylvania Portfolio's relative performance over time was satisfactory.


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174 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Virginia Portfolio

The trustees reviewed information showing performance for Class A shares of the Virginia Portfolio as compared to a Performance Group of 8 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 9 funds in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date, 1-, 3-, 5- and 10-year and since inception periods (April 1994 inception). The trustees noted that in the Performance Group and Performance Universe comparisons, the Virginia Portfolio was in the second quintile in the 1-year period and in the first quintile in all other periods reviewed. The comparative information showed that the Virginia Portfolio outperformed the Index in all periods reviewed except in the 5-year period when it underperformed the Index. Based on their review, the trustees concluded that the Virginia Portfolio's relative performance over time was highly satisfactory.

Advisory Fees and Other Expenses

The trustees considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Portfolio at a common asset level. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The trustees reviewed information in the Adviser's Form ADV and noted that it charged institutional clients lower fees for advising comparably sized accounts using strategies that differ from those of the Portfolios but which involve investments in fixed income municipal securities. They had previously received an oral presentation from the Adviser that supplemented the information in the Form ADV.

The Adviser reviewed with the trustees the significant differences in the scope of services it provides to institutional clients and to the Portfolios. For example, the Advisory Agreement requires the Adviser to provide, in addition to investment advice, office facilities and officers (including officers to provide required certifications). The Adviser also coordinates the provision of services to the Portfolios by non-affiliated service providers and is responsible for the compensation of the Fund's Independent Compliance Officer and certain related expenses. The provision of these non-advisory services involves costs and exposure to liability. The Adviser explained that many of these services normally are not provided to non-investment company clients, and that fees charged to the Portfolios reflect the costs and risks of the additional obligations. The Adviser also noted that since the Portfolios are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively


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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 175


stable. In light of these facts, the trustees did not place significant weight on these fee comparisons.

The trustees also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups of funds in the same Lipper category created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of comparable funds and an Expense Universe as a broader group, consisting of all funds in the Portfolio's investment classification/objective with a similar load type as the Portfolio. The Class A expense ratio of each Portfolio was based on the Portfolio's latest fiscal year expense ratio. The trustees recognized that the expense ratio information for each Portfolio potentially reflected on the Adviser's provision of services, as the Adviser is responsible for coordinating services provided to each Portfolio by others. The trustees noted that it was likely that the expense ratios of some funds in each Portfolio's Lipper category also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary.

Arizona Portfolio

The information reviewed by the trustees showed that the Arizona Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the Arizona Portfolio pursuant to the Advisory Agreement was 4 basis points and that as a result the total compensation received by the Adviser from the Arizona Portfolio pursuant to the Advisory Agreement was only slightly lower than the Expense Group median. The trustees also noted that the Arizona Portfolio's total expense ratio, which had been capped by the Adviser, was the same as the medians for the Expense Group and Expense Universe. The trustees concluded that the Arizona Portfolio's expense ratio was satisfactory.

Florida Portfolio

The information reviewed by the trustees showed that the Florida Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the Florida Portfolio pursuant to the Advisory Agreement was 3 basis points. The trustees also noted that the Florida Portfolio's total expense ratio, which had been capped by the Adviser, was somewhat lower than the medians for the Expense Group and Expense Universe. The trustees concluded that the Florida Portfolio's expense ratio was satisfactory.

Massachusetts Portfolio

The information reviewed by the trustees showed that the Massachusetts Portfolio's at approximate current size contractual effective fee rate of 45 basis


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176 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


points was materially lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the Massachusetts Portfolio pursuant to the Advisory Agreement was 5 basis points and that as a result the total compensation received by the Adviser from the Massachusetts Portfolio pursuant to the Advisory Agreement was similar to the Expense Group median. The trustees also noted that the Massachusetts Portfolio's total expense ratio, which had been capped by the Adviser, was somewhat lower than the medians for the Expense Group and Expense Universe. The trustees concluded that the Massachusetts Portfolio's expense ratio was satisfactory.

Michigan Portfolio

The information reviewed by the trustees showed that the Michigan Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that in the Michigan Portfolio's latest fiscal year, the administrative expense reimbursement of 5 basis points had been waived by the Adviser. The trustees also noted that the Michigan Portfolio's total expense ratio, which had been capped by the Adviser, was materially higher than the medians for the Expense Group and Expense Universe. The trustees also noted that the Adviser had recently reviewed with them steps being taken that are intended to reduce expenses of the AllianceBernstein Funds. They concluded that the Michigan Portfolio's expense ratio was acceptable.

Minnesota Portfolio

The information reviewed by the trustees showed that the Minnesota Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that in the Minnesota Portfolio's latest fiscal year, the administrative expense reimbursement of 8 basis points had been waived by the Adviser. The trustees also noted that the Minnesota Portfolio's total expense ratio, which had been capped by the Adviser, was slightly higher than the medians for the Expense Group and the Expense Universe. The trustees concluded that the Minnesota Portfolio's expense ratio was satisfactory.

New Jersey Portfolio

The information reviewed by the trustees showed that the New Jersey Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the New Jersey Portfolio pursuant to the Advisory Agreement was 4 basis points and that as a result the total compensation received by the Adviser from the New Jersey Portfolio pursuant to the Advisory Agreement was only somewhat lower than the Expense Group median. The trustees also noted that the New Jersey Portfolio's total expense ratio, which had been capped by the Adviser, was slightly lower


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 177


than the median for the Expense Group and somewhat lower than the median for the Expense Universe. The trustees concluded that the New Jersey Portfolio's expense ratio was satisfactory.

Ohio Portfolio

The information reviewed by the trustees showed that the Ohio Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the Ohio Portfolio pursuant to the Advisory Agreement was 4 basis points and that as a result the total compensation received by the Adviser from the Ohio Portfolio pursuant to the Advisory Agreement was only slightly lower than the Expense Group median. The trustees also noted that the Ohio Portfolio's total expense ratio, which had been capped by the Adviser, was slightly lower than the medians for the Expense Group and Expense Universe. The trustees concluded that the Ohio Portfolio's expense ratio was satisfactory.

Pennsylvania Portfolio

The information reviewed by the trustees showed that the Pennsylvania Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the Pennsylvania Portfolio pursuant to the Advisory Agreement was 4 basis points and that as a result the total compensation received by the Adviser from the Pennsylvania Portfolio pursuant to the Advisory Agreement was only slightly lower than the Expense Group median. The trustees also noted that the Pennsylvania Portfolio's total expense ratio, which had been capped by the Adviser, was slightly higher than the median for the Expense Group and somewhat above the median for the Expense Universe. The trustees concluded that the Pennsylvania Portfolio's expense ratio was satisfactory.

Virginia Portfolio

The information reviewed by the trustees showed that the Virginia Portfolio's at approximate current size contractual effective fee rate of 45 basis points was somewhat lower than the Expense Group median. The trustees noted that in the Virginia Portfolio's latest fiscal year, the administrative expense reimbursement of 5 basis points had been waived by the Adviser. The trustees also noted that the Virginia Portfolio's total expense ratio, which had been capped by the Adviser, was materially lower than the medians for the Expense Group and Expense Universe. The trustees concluded that the Virginia Portfolio's expense ratio was satisfactory.

Economies of Scale

The trustees noted that the advisory fee schedule for each Portfolio contains breakpoints so that, if assets were to increase over the breakpoint levels, the fee


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178 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


rates would be reduced on the incremental assets. The trustees also considered a presentation by an independent consultant discussing economies of scale issues in the mutual fund industry. The trustees believe that economies of scale are realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The trustees noted that there is no uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Adviser and to the economies of scale that the Adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a Portfolio's operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its adviser's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different advisers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund's advisory fee breakpoints with those of comparable funds. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that each Portfolio's breakpoint arrangements would result in a sharing of economies of scale in the event of a very significant increase in the Portfolio's net assets.


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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 179


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research GrowthFund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

180 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER'S EVALUATION OF INVESTMENT ADVISORY AGREEMENT (1)

The following is a summary of the evaluation of the investment advisory agreement between Alliance Capital Management L.P. (the "Adviser") and AllianceBernstein Municipal Income Fund II (the "Trust") on behalf of Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (each a "Fund" and collectively the "Funds"), prepared by Philip L. Kirstein, the Senior Officer, for the independent Trustees of the Funds, as required by the Assurance of Discontinuance between the New York State Attorney General and the Adviser. The Senior Officer's evaluation of the investment advisory agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the "40 Act") and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees which was provided to the independent directors in connection with their review of the proposed continuance of the investment advisory agreement. The Senior Officer's evaluation considered the following factors:

1. Management fees charged to institutional and other clients of the Adviser for like services.

2.  Management fees charged by other mutual fund companies for like services.

3. Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit.

4. Profit margins of the Adviser and its affiliates from supplying such services.

5.  Possible economies of scale as the Funds grow larger.

6. Nature and quality of the Adviser's services including the performance of the Funds.


(1) It should be noted that the information in the fee summary was completed on September 2, 2005 and presented to the Board of Trustees on September 14, 2005 in accordance with the Assurance of Discontinuance between the New York State Attorney General and the Adviser. It also should be noted that references in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 181


FUNDS ADVISORY FEES, EXPENSE REIMBURSEMENTS, CAPS & RATIOS

The table below describes the Funds' advisory fees pursuant to the Investment Advisory Agreement. This is the fee schedule the Adviser implemented in January 2004 as a result of the settlement with the New York State Attorney General. (2)

                                          Advisory Fee Based on % of
Fund                                       Average Daily Net Assets
-------------------------------------------------------------------------------
Arizona Portfolio                  First $2.5 billion                  0.45%
                                   Next $2.5 billion                   0.40%
                                   Excess of $5 billion                0.35%

Florida Portfolio                  First $2.5 billion                  0.45%
                                   Next $2.5 billion                   0.40%
                                   Excess of $5 billion                0.35%

Massachusetts Portfolio            First $2.5 billion                  0.45%
                                   Next $2.5 billion                   0.40%
                                   Excess of $5 billion                0.35%

Michigan Portfolio                 First $2.5 billion                  0.45%
                                   Next $2.5 billion                   0.40%
                                   Excess of $5 billion                0.35%

Minnesota Portfolio                First $2.5 billion                  0.45%
                                   Next $2.5 billion                   0.40%
                                   Excess of $5 billion                0.35%

New Jersey Portfolio               First $2.5 billion                  0.45%
                                   Next $2.5 billion                   0.40%
                                   Excess of $5 billion                0.35%

Ohio Portfolio                     First $2.5 billion                  0.45%
                                   Next $2.5 billion                   0.40%
                                   Excess of $5 billion                0.35%

Pennsylvania Portfolio             First $2.5 billion                  0.45%
                                   Next $2.5 billion                   0.40%
                                   Excess of $5 billion                0.35%

Virginia Portfolio                 First $2.5 billion                  0.45%
                                   Next $2.5 billion                   0.40%
                                   Excess of $5 billion                0.35%


(2) The advisory fee schedule implemented in January 2004 contemplates eight categories of the AllianceBernstein Mutual Funds with all AllianceBernstein Funds in each category having the same advisory fee schedule.


_______________________________________________________________________________

182 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Funds as indicated below:

                                                          As a % of
Fund                                    Amount      average daily net assets
-------------------------------------------------------------------------------
Arizona Portfolio                       $80,750              0.04
Florida Portfolio                       $80,750              0.03
Massachusetts Portfolio                 $80,750              0.05
Michigan Portfolio (3)                  $80,750              0.05
Minnesota Portfolio (3)                 $80,750              0.08
New Jersey Portfolio                    $80,750              0.04
Ohio Portfolio                          $80,750              0.04
Pennsylvania Portfolio                  $80,750              0.04
Virginia Portfolio (4)                  $80,750              0.05


The Adviser has agreed to waive that portion of its management fees and/or reimburse each Fund for that portion of its total operating expenses to the degree necessary to limit each Fund's expense ratio to the amounts set forth below for each Fund's current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Funds' fiscal year upon at least 60 days written notice.

                                Expense Cap         Gross
                           Pursuant to Expense      Expense
Fund                      Limitation Undertaking    Ratio(5)   Fiscal Year End
-------------------------------------------------------------------------------
Arizona Portfolio           Class A      0.78%       0.97%       September 30
                            Class B      1.48%       1.67%
                            Class C      1.48%       1.67%

Florida Portfolio           Class A      0.78%       0.96%       September 30
                            Class B      1.48%       1.67%
                            Class C      1.48%       1.66%

Massachusetts Portfolio     Class A      0.82%       1.03%       September 30
                            Class B      1.52%       1.74%
                            Class C      1.52%       1.73%

Michigan Portfolio          Class A      1.01%       1.01%       September 30
                            Class B      1.71%       1.72%
                            Class C      1.71%       1.71%

Minnesota Portfolio         Class A      0.90%       1.02%       September 30
                            Class B      1.60%       1.74%
                            Class C      1.60%       1.73%

New Jersey Portfolio        Class A      0.87%       1.01%       September 30
                            Class B      1.57%       1.71%
                            Class C      1.57%       1.71%


(3) For the Fund's most recently completed fiscal year, the Adviser waived the reimbursement amount.

(4)  See footnote 3.

(5) These gross expense ratios are calculated from the beginning of the Funds' current fiscal year through May 31, 2005.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 183


                               Expense Cap           Gross
                           Pursuant to Expense      Expense
Fund                      Limitation Undertaking    Ratio(5)   Fiscal Year End
-------------------------------------------------------------------------------
Ohio Portfolio               Class A     0.85%       0.98%       September 30
                             Class B     1.55%       1.68%
                             Class C     1.55%       1.68%

Pennsylvania Portfolio       Class A     0.95%       1.02%       September 30
                             Class B     1.65%       1.73%
                             Class C     1.65%       1.72%

Virginia Portfolio           Class A     0.72%       0.95%       September 30
                             Class B     1.42%       1.66%
                             Class C     1.42%       1.66%


I. MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors is normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Funds that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Funds' third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Funds are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Funds to the Adviser. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a Fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser's view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory

(5) These gross expense ratios are calculated from the beginning of the Funds' current fiscal year through May 31, 2005.


_______________________________________________________________________________

184 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


fees charged to institutional accounts with substantially similar investment styles as the Funds. However, the Adviser represented that it does not manage any separate managed account that has similar investment guidelines as the Funds. The Adviser does manage separately managed accounts that invest principally in municipal securities but those mandates have a substantially lower risk profile (credit and interest rate risk) than the Funds.

The Adviser manages the Sanford C. Bernstein Fund, Inc., an open-end investment company. The Adviser charges the following fees to the Portfolios that invest in municipal securities like the Funds, although they invest in securities of different maturities and qualities:


Fund                                                   Advisory Fee
------------------------------------------------------------------------------------------------
California Municipal Portfolio                         0.50% of the first $1 billion; 0.45%
Diversified Municipal Portfolio                        in excess of $1 billion up to but not
New York Municipal Portfolio                           exceeding $3 billion; 0.40% in excess
                                                       of $3 billion

Short Duration California Municipal Portfolio          0.50% of the first $250 million; 0.45%
Short Duration Diversified Municipal Portfolio         in excess of $250 million up to but not
Short Duration New York Municipal Portfolio            exceeding $750 million; 0.40% in
                                                       excess of $750 million


The Adviser also manages and sponsors retail mutual funds which are organized in jurisdictions outside the United States, generally Luxembourg, and sold to non-United States resident investors. The Adviser charges the following fees for an offshore mutual fund that invests in fixed income securities:

      Asset Class        Fee(6)
    --------------     ---------
     Fixed Income        0.65%


The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a similar investment style as the Fund.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service that is not affiliated with the Adviser, compared the fees charged to the Funds with fees charged to other investment companies for similar services by other investment advisers. Lipper's analysis included the Funds' ranking with respect to the proposed management fees relative to the Lipper group median at the approximate current asset levels of the Funds. (7)


(6) The fee charged to the fund includes a 0.10% fee for administrative services provided by the Adviser or its affiliates.

(7) It should be noted that "effective management fee" is calculated by Lipper using each Fund's contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of each Fund, rounded up to the next $25 million. Lipper's total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of "1" means that the AllianceBernstein Fund has the lowest effective fee rate in the Lipper peer group.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 185


                                 Effective             Lipper
Fund                         Management Fee (8)     Group Median       Rank
-------------------------------------------------------------------------------
Arizona Portfolio (9)              0.450               0.500            2/8
Florida Portfolio (9)              0.450               0.550            1/9
Massachusetts Portfolio (9)        0.450               0.505            2/12
Michigan Portfolio (9)             0.450               0.530            1/8
Minnesota Portfolio (9)            0.450               0.550            1/9
New Jersey Portfolio               0.450               0.533            1/10
Ohio Portfolio (9)                 0.450               0.510            1/9
Pennsylvania Portfolio (9)         0.450               0.500            2/11
Virginia Portfolio (9)             0.450               0.496            3/7


Lipper also analyzed the expense ratio of the Funds in comparison to its Lipper Expense Group (10) and Lipper Expense Universe (11). Lipper describes a Lipper Expense Group as a representative sample of comparable funds, consisting of all funds in the investment classification/objective with a similar load type as the subject Fund. The Lipper Expense Universe is a broader collection of. The results of that analysis are set forth below:

                                                 Lipper         Lipper        Lipper         Lipper
                                 Expense        Universe       Universe        Group          Group
Fund                             Ratio(12)       Median          Rank         Median          Rank
-------------------------------------------------------------------------------------------------------
Arizona Portfolio (13)            0.780          0.780           6/11          0.780            5/9
Florida Portfolio (13)            0.780          0.878           4/17          0.853           2/10
Massachusetts Portfolio (13)      0.820          0.900           3/17          0.887           3/13
Michigan Portfolio (13)           1.010          0.874          11/12          0.876            9/9
Minnesota Portfolio (13)          0.900          0.883          12/18          0.891           7/10
New Jersey Portfolio              0.870          0.918           6/18          0.900           3/10
Ohio Portfolio (13)               0.850          0.861           6/14          0.871           3/10
Pennsylvania Portfolio (13)       0.945          0.900          13/21          0.921           8/12
Virginia Portfolio (13)           0.720          0.863            3/9          0.882            2/8



(8) It should be noted that the "effective management fee" rate for the Funds does not reflect the payments by the Funds to the Adviser for certain clerical, legal, accounting, administrative and other services. The dollar amount and basis point impact of such payments on the Funds is discussed in Section I.

(9) The number of funds used in Lipper's group ranking for management fees is one less than the number of funds used in Lipper's group ranking for total expenses. According to Lipper, the excluded fund's contractual management fee cannot be computed because of its breakpoint gross income component.

(10) Lipper uses the following criteria in screening funds to be included in each Fund's Expense Group: fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. An Expense Group will typically consist of seven to twenty funds.

(11) Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting an Expense Group when selecting an Expense Universe. Unlike an Expense Group, an Expense Universe allows for the same adviser to be represented by more than just one fund.

(12)  Most recent fiscal year end Class A share expense ratios.

(13)  See footnote 9 on page 8.


_______________________________________________________________________________

186 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Based on this analysis, the Funds have a more favorable ranking on a management fee basis than they do on a total expense ratio basis. This has resulted in a variety of efforts by the Adviser to lower non-management expenses.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The profitability information for the Funds prepared by the Adviser for the Board of Trustees was reviewed by the Senior Officer. An independent consultant is working with the Adviser's personnel on a new system to produce profitability information at the Fund level which will reflect the Adviser's management reporting approach. It is possible that future Fund profitability information may differ from previously reviewed information due to changes in methodologies and allocations. See Section IV for additional discussion.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH
SERVICES.

The Adviser's profitability from providing investment advisory services to the Funds decreased during calendar 2004 relative to 2003 primarily as a result of the reduction in the advisory fee schedule implemented early in 2004.

In addition to the Adviser's direct profits from managing the Funds, certain of the Adviser's affiliates have business relationships with the Funds and may earn a profit from providing other services to the Funds. The courts have referred to this type of business opportunity as "fall-out benefits" to the Adviser and and indicated that they should be factored into the evaluation of the total relationship between the Funds and the Adviser. Neither case law nor common business practice precludes the Adviser's affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent and distribution services to the Funds and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges ("CDSC"). Additional information regarding distribution related fees can be found in the prospectus of the Funds.

The Adviser's affiliate, AllianceBernstein Investment Research and Management, Inc. ("ABIRM"), is the Funds' principal underwriter. ABIRM and the Adviser have disclosed in the Funds prospectus that they may make payments (15) from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Funds. In 2004, ABIRM paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds for distribution services and educational support. For 2005, it is anticipated, ABIRM will pay approximately 0.04% of the average monthly assets of each of the Funds for such purposes.


(15) The total amount paid to the financial intermediary in connection with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year's Fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 187


After payments to third party intermediaries, ABIRM retained the following amount in Class A front-end load sales charge from sales of the Funds' shares in the Funds' most recent fiscal year.

Fund                                             Amount Received
-----------------------------------------------------------------
Arizona Portfolio                                    $27,736
Florida Portfolio                                    $17,832
Massachusetts Portfolio                              $ 5,041
Michigan Portfolio                                   $10,461
Minnesota Portfolio                                  $ 9,996
New Jersey Portfolio                                 $ 5,041
Ohio Portfolio                                       $19,651
Pennsylvania Portfolio                               $12,348
Virginia Portfolio                                   $12,243


ABIRM received the amounts set forth below in Rule 12b-1 fees for the Funds during the Funds most recent fiscal year. A significant percentage of such amounts were paid out to third party intermediaries by ABIRM.

Fund                         12b-1 Fee Received      CDSC Received
----------------------------------------------------------------------
Arizona Portfolio                 $1,350,483            $114,629
Florida Portfolio                 $1,659,761            $114,629
Massachusetts Portfolio           $1,213,157            $ 94,638
Michigan Portfolio                $1,159,656            $128,394
Minnesota Portfolio               $  588,525            $ 37,438
New Jersey Portfolio              $1,616,775            $171,462
Ohio Portfolio                    $1,529,765            $117,011
Pennsylvania Portfolio            $1,261,072            $ 64,097
Virginia Portfolio                $1,248,745            $ 79,965


Fees and reimbursements for out of pocket expenses charged by Alliance Global Investor Services, Inc. ("AGIS"), the affiliated transfer agent, are based on the level of the network account and the class of share held by the account. AGIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. AGIS' after-tax profitability decreased in 2004 in comparison to 2003.

AGIS received the following fees from the Funds in the most recent fiscal year:

Fund                                                 AGIS Fee
-----------------------------------------------------------------
Arizona Portfolio                                    $41,282
Florida Portfolio                                    $43,166
Massachusetts Portfolio                              $40,520
Michigan Portfolio                                   $54,575
Minnesota Portfolio                                  $38,092
New Jersey Portfolio                                 $73,960
Ohio Portfolio                                       $58,200
Pennsylvania Portfolio                               $64,526
Virginia Portfolio                                   $45,118


_______________________________________________________________________________

188 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that the breakpoints in the fee schedule in the Investment Advisory Agreement reflect a sharing of economies of scale to the extent the breakpoints are reached. Based on some of the professional literature that has considered economies of scale in the mutual fund industry it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide improved services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant made a presentation to the Board of Trustees and the Senior Officer regarding possible economies of scale or scope in the mutual fund industry. Based on the presentation, it was evident that fund management companies benefit from economies of scale. However, due to lack of cost data, researchers had to infer facts about the costs from the behavior of fund expenses; there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders. It is contemplated that additional work will be performed to determine if the benefits of economies of scale or scope are being passed to shareholders by the Adviser. In the meantime, it is clear that to the extent the Funds' assets exceed the initial breakpoint its shareholders benefit from a lower fee rate.

VI. NATURE AND QUALITY OF THE ADVISER'S SERVICES INCLUDING THE PERFORMANCE OF THE FUNDS.

With assets under management of $516 billion as of June 30, 2005, the Adviser has the investment experience to manage and provide non-investment services (described in Section II) to the Funds.

The information prepared by Lipper showed the 1, 3, 5 and 10 year performance ranking of the Funds (16) relative to its Lipper group and universe for the periods ended May 31, 2005:

          Arizona Portfolio            Group        Universe
              1 year                    1/9           2/11
              3 year                    1/9           2/11
              5 year                    2/9           2/11
              10 year                   1/8            1/9

          Florida Portfolio            Group        Universe
              1 year                   2/10           3/17
              3 year                   2/10           2/17
              5 year                   3/10           3/17
              10 year                  1/10           1/17


(16)  The performance rankings are for the Class A shares of the Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 189


          Massachuesetts Portfolio     Group       Universe
              1 year                   1/13          1/17
              3 year                   9/13          9/17
              5 year                   8/13          9/16
              10 year                  1/13          1/16

          Michigan Portfolio           Group       Universe
              1 year                    1/9          1/13
              3 year                    2/9          2/13
              5 year                    1/9          2/13
              10 year                   1/9          1/13

          Minnesota Portfolio          Group       Universe
              1 year                   1/10          3/18
              3 year                   3/10          5/18
              5 year                    3/9          7/17
              10 year                   1/9          1/16

          New Jersey Portfolio         Group       Universe
              1 year                   3/10          5/18
              3 year                   7/10         11/18
              5 year                   8/10         15/17
              10 year                   3/9          6/16

          Ohio Portfolio               Group       Universe
              1 year                   3/10          3/14
              3 year                   3/10          5/14
              5 year                   3/10          4/13
              10 year                  1/10          1/13

          Pennsylvania Portfolio       Group       Universe
              1 year                   6/12          7/21
              3 year                   7/12          8/21
              5 year                   5/12          5/21
              10 year                  2/12          2/20

          Virginia Portfolio           Group       Universe
              1 year                    3/8           4/9
              3 year                    2/8           2/9
              5 year                    1/8           1/9
              10 year                   1/8           1/9


Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Funds (in bold) (17) versus its benchmarks (18). It should be noted that each Fund has the Lehman Brothers Municipal Bond Index as its benchmark. The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included, bonds must be investment grade and be at least one year from maturity. The index has four main sectors: general obligation bonds, revenue bonds, insured

(17)  The Funds' performance returns are for the Class A shares of the Funds.

(18) The Adviser provided Fund and benchmark performance return information for periods through May 31, 2005 in order to maintain consistency with Lipper's performance rankings in the analysis.


_______________________________________________________________________________

190 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


bonds and prerefunded bonds. The index represents a national municipal bond index as opposed to a specific state index.

                                                    Periods Ending May 31, 2005
                                                      Annualized Performance
-------------------------------------------------------------------------------------------------
                                     1            3            5            10          Since
Fund                                Year         Year         Year         Year       Inception
-------------------------------------------------------------------------------------------------
Arizona Portfolio                   9.70         6.22         7.12         6.33          6.77
Lehman Brothers Municipal
Bond Index                          7.96         6.00         7.30         6.22          6.59

Florida Portfolio                   8.69         6.33         7.34         6.25          5.87
Lehman Brothers Municipal
Bond Index                          7.96         6.00         7.30         6.22          6.04

Massachusetts Portfolio             9.27         5.63         6.82         6.32          6.83
Lehman Brothers Municipal
Bond Index                          7.96         6.00         7.30         6.22          6.54

Michigan Portfolio                  9.30         5.96         7.41         6.62          6.71
Lehman Brothers Municipal
Bond Index                          7.96         6.00         7.30         6.22          6.10

Minnesota Portfolio                 8.58         5.73         6.86         5.98          5.61
Lehman Brothers Municipal
Bond Index                          7.96         6.00         7.30         6.22          6.04

New Jersey Portfolio                9.28         4.84         6.05         5.53          5.27
Lehman Brothers Municipal
Bond Index                          7.96         6.00         7.30         6.22          6.04

Ohio Portfolio                      8.80         5.57         6.75         5.94          5.60
Lehman Brothers Municipal
Bond Index                          7.96         6.00         7.30         6.22          6.04

Pennsylvania Portfolio              8.04         5.83         7.24         6.21          5.96
Lehman Brothers Municipal
Bond Index                          7.96         6.00         7.30         6.22          6.04

Virginia Portfolio                  8.39         6.27         7.00         6.54          6.79
Lehman Brothers Municipal
Bond Index                          7.96         6.00         7.30         6.22          6.51


CONCLUSION:

Based on the factors discussed above the Senior Officer's conclusion is that the proposed fees for the Funds are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Funds is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: October 12, 2005


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 191


NOTES


_______________________________________________________________________________

192 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


MUNIIIAR0905


ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as
Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.


                                             Audit     Audit-Related     Tax
                                             Fees          Fees          Fees
                                           ---------   -------------   --------
Arizona Portfolio            2004         $ 21,500      $ 2,153       $ 14,175
                             2005           22,500        3,084         14,758
Florida Portfolio            2004           21,500        2,153         14,175
                             2005           22,500        3,084         15,689
Massachusetts Portfolio      2004           21,500        2,153         14,175
                             2005           22,500        3,084         12,031
Michigan Portfolio           2004           21,500        2,153         14,175
                             2005           22,500        3,084         12,116
Minnesota Portfolio          2004           21,500        2,153         14,175
                             2005           22,500        3,084         10,264
New Jersey Portfolio         2004           21,500        2,153         14,175
                             2005           22,500        3,084         14,054
Ohio Portfolio               2004           21,500        2,153         14,175
                             2005           22,500        3,084         14,620
Pennsylvania Portfolio       2004           21,500        2,153         14,175
                             2005           22,500        3,084         13,022
Virginia Portfolio           2004           21,500        2,153         14,175
                             2005           22,500        3,084         13,315


(d)  Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f)  Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):


                                                                                      Total Amount of
                                                                                   Foregoing Column Pre-
                                                                                   approved by the Audit
                                                        All Fees for                     Committee
                                                     Non-Audit Services           (Portion Comprised of
                                                       Provided to the              Audit Related Fees)
                                                   Portfolio, the Adviser          (Portion Comprised of
                                                   and Service Affiliates                 Tax Fees)
-------------------------------------------------------------------------------------------------------------

Arizona  Portfolio                    2004             $ 1,218,060                     $ [ 266,328 ]
                                                                                         ( 252,153 )
                                                                                         (  14,175 )
                                      2005                 892,738                       [ 185,545 ]
                                                                                         ( 170,787 )
                                                                                         (  14,758 )
Florida  Portfolio                    2004               1,218,060                       [ 266,328 ]
                                                                                         ( 252,153 )
                                                                                         (  14,175 )
                                      2005                 893,669                       [ 186,476 ]
                                                                                         ( 170,787 )
                                                                                         (  15,689 )
Massachusetts  Portfolio              2004               1,218,060                       [ 266,328 ]
                                                                                         ( 252,153 )
                                                                                         (  14,175 )
                                      2005                 890,011                       [ 182,818 ]
                                                                                         ( 170,787 )
                                                                                         (  12,031 )
Michigan Portfolio                    2004               1,218,060                       [ 266,328 ]
                                                                                         ( 252,153 )
                                                                                         (  14,175 )
                                      2005                 890,096                       [ 182,903 ]
                                                                                         ( 170,787 )
                                                                                         (  12,116 )
Minnesota Portfolio                   2004               1,218,060                       [ 266,328 ]
                                                                                         ( 252,153 )
                                                                                         (  14,175 )
                                      2005                 888,244                       [ 181,051 ]
                                                                                         ( 170,787 )
                                                                                         (  10,264 )
New Jersey Portfolio                  2004               1,218,060                       [ 266,328 ]
                                                                                         ( 252,153 )
                                                                                         (  14,175 )
                                      2005                 892,034                       [ 184,841 ]
                                                                                         ( 170,787 )
                                                                                         (  14,054 )
Ohio Portfolio                        2004               1,218,060                       [ 266,328 ]
                                                                                         ( 252,153 )
                                                                                         (  14,175 )
                                      2005                 892,600                       [ 185,407 ]
                                                                                         ( 170,787 )
                                                                                         (  14,620 )
Pennsylvania Portfolio                2004               1,218,060                       [ 266,328 ]
                                                                                         ( 252,153 )
                                                                                         (  14,175 )
                                      2005                 891,002                       [ 183,809 ]
                                                                                         ( 170,787 )
                                                                                         (  13,022 )
Virginia Portfolio                    2004               1,218,060                       [ 266,328 ]
                                                                                         ( 252,153 )
                                                                                         (  14,175 )
                                      2005                 891,295                       [ 184,102 ]
                                                                                         ( 170,787 )
                                                                                         (  13,315 )



(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
----------    ----------------------

12 (a) (1)    Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)    Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)    Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

12 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the
              Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: November 29, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: November 29, 2005